UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-3919

Name of Registrant:	Vanguard STAR Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code:	(610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2006–April 30, 2007

Item 1: Reports to Shareholders

Vanguard® STAR® Fund

> Semiannual Report

April 30, 2007

>  Vanguard STAR Fund returned 7.3% for the six months ended April 30—a solid return during a volatile period for the U.S. stock market as a whole.

>  The fund’s return nearly matched that of its composite benchmark index and the average return for its composite peer group.

>  The STAR Fund got strong performances from its two largest stock holdings, Vanguard Windsor™ II Fund and Vanguard Windsor Fund, both of which outpaced the broad U.S. market.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Fund Profile	6
Performance Summary	7
Financial Statements	8
About Your Fund’s Expenses	15
Glossary	17

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended April 30, 2007
	Ticker	Total
	Symbol	Returns
Vanguard STAR Fund	VGSTX	7.3%
STAR Composite Index[1]		7.4
STAR Composite Average[2]		7.5

Your Fund’s Performance at a Glance
October 31, 2006–April 30, 2007
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard STAR Fund	$21.04	$21.86	$0.360	$0.327

1  The STAR Composite Index is weighted 50% Morgan Stanley Capital International (MSCI) US Broad Market Index, 25% Lehman Brothers Aggregate Bond Index, 12.5% Lehman 1–5 Year U.S. Credit Index, and 12.5% MSCI Europe, Australasia, Far East (EAFE) Index.

2  The STAR Composite Average, which is derived from data provided by Lipper Inc., is weighted 50% average general equity fund, 25% average fixed income fund, 12.5% average 1–5 year investment-grade fund, and 12.5% average international fund.

1

Chairman’s Letter

Dear Shareholder,

Vanguard STAR Fund’s balanced and broadly diversified approach held up well during a volatile six months. STAR returned 7.3% over the fiscal half-year ended April 30, 2007, a performance that nearly matched the return of its benchmark composite index and the average return of a composite of Lipper fund groups weighted to approximate STAR’s asset allocation.

The STAR Fund got a boost from its two large-capitalization value holdings, Vanguard Windsor II Fund and Vanguard Windsor Fund, which together represented about a quarter of the fund’s assets at the end of the half-year. STAR’s underlying international funds also provided strong absolute returns during the period.

Stocks soared to a new high in the final month of the period

The U.S. stock market was particularly volatile during the six-month period. The Dow Jones Industrial Average crept up gradually through the first three months, fell steeply in late February, then recovered in March and climbed steadily through April. The Dow closed above 13,000 for the first time on April 25 and gained 5.9% overall for the month, its best single-month performance since December 2003.

During the period, the market was buoyed by economic reports that showed slower, but broad-based, growth in the domestic economy, and by strong profit reports from a host of blue chip companies.

2

Once again, international stocks outperformed U.S. stocks. And in a marked turnaround from recent years, large-cap stocks outpaced small caps.

Bonds produced modest gains

The Federal Reserve Board maintained its target for the federal funds rate at 5.25% throughout the six-month period. The inversion of the yield curve continued, with yields of long-term bonds remaining lower than short-term yields. As inflation fears abated, the premium generally paid for long-term bonds—and for the longer commitment of capital—diminished.

Money market instruments continued to be a bright spot in the fixed income firmament, returning 2.5% for the half-year, as measured by the Citigroup 3-Month Treasury Bill Index. The yield of 3-month

U.S. Treasuries was 4.8% at the end of the period. For the six months, the broad taxable bond market returned 2.6%, while municipal bonds posted a return of 1.6%.

Large-cap value funds led the way in a volatile stock market

The STAR Fund’s eight actively managed stock funds represent holdings of all sizes and valuations, including both domestic and overseas companies. Over the past six months, these funds produced generally strong returns that reflected the trends in the broader market. The best performances came for the most part from funds focused on larger, value-oriented holdings and on international stocks.

The STAR Fund’s two largest stock holdings, Windsor II and Windsor, outgained the broad market over the past six months,

Market Barometer
			Total Returns
	Periods Ended April 30, 2007
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	9.1%	15.2%	9.1%
Russell 2000 Index (Small-caps)	6.9	7.8	11.1
Dow Jones Wilshire 5000 Index (Entire market)	9.1	14.5	9.7
MSCI All Country World Index ex USA (International)	16.1	19.7	18.3

Bonds
Lehman Aggregate Bond Index (Broad taxable market)	2.6%	7.4%	5.1%
Lehman Municipal Bond Index	1.6	5.8	5.2
Citigroup 3-Month Treasury Bill Index	2.5	5.0	2.6

CPI
Consumer Price Index	2.4%	2.6%	2.8%

1  Annualized.

3

as the deeply discounted stocks they champion—particularly consumer-oriented issues—found favor with investors. Windsor II, which climbed 10.9% over the fiscal half-year, also got a lift from utilities that benefited from an increased demand for power, and Windsor, which gained 10.1%, was aided by its advisors’ shrewd stock selection among information technology companies.

STAR’s smaller holdings also delivered solid returns. The two international funds produced double-digit gains—14.4% for Vanguard International Growth Fund and 13.8% for Vanguard International Value Fund. Vanguard Explorer™ Fund, which focuses on smaller-cap growth stocks, returned 10.1%, and Vanguard Morgan™ Growth Fund gained 9.2%.

Somewhat weaker performances were turned in by STAR’s two other growth-oriented funds, Vanguard PRIMECAP Fund, which gained 6.7%, and Vanguard U.S. Growth Fund, which returned 6.5%. Both funds seek stocks with excellent long-term growth prospects, and both have focused lately on health care and technology companies, a commitment that went largely unrewarded over the past six months.

In the fixed income market, shorter-term issues continued to outperform longer-term securities, and STAR’s bond funds reflected this. Vanguard Short-Term Investment-Grade Fund returned 2.9% over the six months, and Vanguard Long-Term Investment-Grade Fund returned 1.7%. Vanguard GNMA Fund earned 2.6% in what was generally a solid six months for mortgage-backed securities supported by the full faith and credit of the U.S. government.

Annualized Expense Ratios
Your fund compared with its peer group
Composite
	Acquired Fund	Benchmark
	Fees and	Expense
	Expenses[1]	Ratio[2]
STAR Fund	0.34%	1.29%

1  This figure represents an annualized, weighted average of the expense ratios and any fees charged by the underlying mutual funds in which STAR Fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

2  Based on the STAR Composite Average, which is weighted 50% average general equity fund, 25% average fixed income fund, 12.5% average 1–5 year investment-grade fund, and 12.5% average international fund. The figure is derived from data provided by Lipper Inc. and captures information through year-end 2006.

4

Volatile times remind us that balance is key

The stock market’s steep drop in late February and its subsequent climb through April offered a fresh reminder that the path for investors is, if nothing else, unpredictable. Fortunately, this time around the market recovered fairly quickly, something we can’t always count on.

Times of heightened volatility in the markets underscore the value of a balanced approach to investing—an approach exemplified by the STAR Fund. STAR is unlikely to lead the return rankings in any particular period, or to bring up the rear. Its broad mix of stock and fixed income funds can help position you to reap the benefits of the market’s better performers while moderating the impact of those that lag behind.

In one package, STAR embodies the characteristics essential to long-term investing success: balance among asset classes, diversification within them, and a commitment to keeping costs low. Whether it is the core of your investment plan or one part of it, we believe the STAR Fund can play a vital role in your efforts to reach your financial goals.

Thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

May 11, 2007

		Total Returns for
Vanguard Fund	Percentage of	Six Months Ended
(Investor Shares)	STAR’s Assets[1]	April 30, 2007
Stock Funds
Windsor II	16.2%	10.9%
Windsor	8.9	10.1
Morgan Growth	6.9	9.2
PRIMECAP	6.9	6.7
U.S. Growth	6.9	6.5
Explorer	4.3	10.1
International Growth	6.2	14.4
International Value	6.2	13.8
Bond Funds
Long-Term Investment-Grade	12.6%	1.7%
GNMA	12.5	2.6
Short-Term Investments
Short-Term Investment-Grade	12.4%	2.9%
Combined	100.0%	7.3%

1  As of April 30, 2007.

5

Fund Profile

As of April 30, 2007

Financial Attributes

Yield	2.8%
Expense Ratio	0%
Acquired Fund Fees and Expenses[1]	0.34%

Allocation to Underlying Vanguard Funds

Stock Funds
Windsor II	16.2%
Windsor	8.9
Morgan Growth	6.9
PRIMECAP	6.9
U.S. Growth	6.9
Explorer	4.3
International Growth	6.2
International Value	6.2
Bond Funds
Long-Term Investment-Grade	12.6%
GNMA	12.5
Short-Term Investments
Short-Term Investment-Grade	12.4%
Total	100.0%

Volatility Measures[2]
Fund Versus
Composite Index[3]
R-Squared	0.97
Beta	1.05

Equity Investment Focus

Fixed Income Investment Focus

Fund Asset Allocation

1  This figure represents an annualized, weighted average of the expense ratios and any fees charged by the underlying mutual funds in which the STAR Fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

2  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 17.

3  The STAR Composite Index is weighted 50% Dow Jones Wilshire 5000 Index, 25% Lehman Aggregate Bond Index, 12.5% Lehman 1–5 Year U.S. Credit Index, and 12.5% MSCI EAFE Index through April 22, 2005; and 50% MSCI US Broad Market Index, 25% Lehman Aggregate Bond Index, 12.5% Lehman 1–5 Year U.S. Credit Index, and 12.5% MSCI EAFE Index thereafter.

6

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1996–April 30, 2007

	STAR Fund			Composite
Fiscal	Capital	Income	Total	Index[1] Total
Year	Return	Return	Return	Return
1997	17.9%	4.1%	22.0%	22.4%
1998	5.8	3.4	9.2	12.8
1999	7.3	3.4	10.7	16.4
2000	8.6	3.9	12.5	7.9
2001	–6.4	3.3	–3.1	–12.9
2002	–9.4	2.9	–6.5	–6.5
2003	15.7	3.3	19.0	17.3
2004	7.5	2.6	10.1	9.2
2005	6.8	2.5	9.3	7.8
2006	10.2	2.9	13.1	13.5
2007[2]	5.5	1.8	7.3	7.4

Average Annual Total Returns: Periods Ended March 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
STAR Fund	3/29/1985	9.71%	8.26%	6.09%	3.19%	9.28%

1  The STAR Composite Index is weighted 50% Dow Jones Wilshire 5000 Index, 25% Lehman Aggregate Bond Index, 12.5% Lehman 1–5 Year U.S. Credit Index, and 12.5% MSCI EAFE Index through April 22, 2005; and 50% MSCI US Broad Market Index, 25% Lehman Aggregate Bond Index, 12.5% Lehman 1–5 Year U.S. Credit Index, and 12.5% MSCI EAFE Index thereafter.

2  Six months ended April 30, 2007.

Note: See Financial Highlights table on page 12 for dividend and capital gains information.

7

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (50.0%)
Vanguard Windsor II Fund Investor Shares	63,750,777	2,357,504
Vanguard Windsor Fund Investor Shares	66,104,735	1,287,059
Vanguard Morgan Growth Fund Investor Shares	50,439,178	1,008,784
Vanguard PRIMECAP Fund Investor Shares	13,929,914	1,006,436
Vanguard U.S. Growth Fund Investor Shares	52,722,276	999,614
Vanguard Explorer Fund Investor Shares	7,788,725	624,266
		7,283,663
International Stock Funds (12.4%)
Vanguard International Growth Fund Investor Shares	35,327,041	907,552
Vanguard International Value Fund	20,907,787	902,798
		1,810,350
Bond Funds (25.1%)
Vanguard Long-Term Investment-Grade Fund Investor Shares	197,723,471	1,824,988
Vanguard GNMA Fund Investor Shares	178,401,342	1,821,478
		3,646,466
Short-Term Bond Fund (12.4%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	170,039,207	1,804,116

Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 5.259%	16,542,477	16,542
Total Investment Companies (Cost $10,671,233)		14,561,137
Other Assets and Liabilities (0.0%)
Other Assets		33,584
Liabilities		(29,599)
		3,985
Net Assets (100%)
Applicable to 666,191,808 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		14,565,122
Net Asset Value Per Share		$21.86

8

At April 30, 2007, net assets consisted of:[2]
	Amount	Per
	($000)	Share
Paid-in Capital	10,167,985	$15.26
Undistributed Net Investment Income	88,762.13
Accumulated Net Realized Gains	418,471.63
Unrealized Appreciation	3,889,904	5.84
Net Assets	14,565,122	$21.86

•  See Note A in Notes to Financial Statements.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

9

Statement of Operations

Six Months Ended
April 30, 2007
($000)
Investment Income
Income
Income Distributions Received	228,107
Net Investment Income—Note B	228,107
Realized Net Gain (Loss)
Capital Gain Distributions Received	442,595
Investment Securities Sold	17,499
Realized Net Gain (Loss)	460,094
Change in Unrealized Appreciation (Depreciation) of Investment Securities	299,337
Net Increase (Decrease) in Net Assets Resulting from Operations	987,538

10

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	228,107	334,697
Realized Net Gain (Loss)	460,094	275,478
Change in Unrealized Appreciation (Depreciation)	299,337	937,240
Net Increase (Decrease) in Net Assets Resulting from Operations	987,538	1,547,415
Distributions
Net Investment Income	(230,928)	(316,401)
Realized Capital Gain[1]	(209,760)	(33,279)
Total Distributions	(440,688)	(349,680)
Capital Share Transactions—Note E
Issued	845,802	1,768,850
Issued in Lieu of Cash Distributions	428,538	338,007
Redeemed	(778,399)	(1,329,304)
Net Increase (Decrease) from Capital Share Transactions	495,941	777,553
Total Increase (Decrease)	1,042,791	1,975,288
Net Assets
Beginning of Period	13,522,331	11,547,043
End of Period[2]	14,565,122	13,522,331

1  Includes fiscal 2007 and 2006 short-term gain distributions totaling $39,771,000 and $33,279,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2  Net Assets—End of Period includes undistributed net investment income of $88,762,000 and $91,583,000.

11

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$21.04	$19.14	$17.92	$16.67	$14.41	$15.92
Investment Operations
Net Investment Income	.353	.533	.46	.41	.40	.480
Capital Gain Distributions Received	.673	.378	.01	—	—	.181
Net Realized and Unrealized Gain
(Loss) on Investments	.481	1.554	1.19	1.26	2.28	(1.656)
Total from Investment Operations	1.507	2.465	1.66	1.67	2.68	(.995)
Distributions
Dividends from Net Investment Income	(.360)	(.510)	(.44)	(.42)	(.42)	(.500)
Distributions from Realized Capital Gains	(.327)	(.055)	—	—	—	(.015)
Total Distributions	(.687)	(.565)	(.44)	(.42)	(.42)	(.515)
Net Asset Value, End of Period	$21.86	$21.04	$19.14	$17.92	$16.67	$14.41

Total Return	7.30%	13.13%	9.33%	10.14%	18.96%	–6.53%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,565	$13,522	$11,547	$10,083	$8,671	$7,225
Ratio of Total Expenses to
Average Net Assets—Note B	0%[1]*	0%	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	2.85%*	2.64%	2.44%	2.39%	2.60%	3.07%
Portfolio Turnover Rate	6%*	9%	6%	6%	15%	12%

1  The acquired fund fees and expenses were 0.34%.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Notes to Financial Statements

Vanguard STAR Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds. The fund invests 60% to 70% of its net assets in stock funds (predominantly large-capitalization U.S. stock funds), 20% to 30% in intermediate- to long-term bond funds, and 10% to 20% in a short-term bond fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the six months ended April 30, 2007, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At April 30, 2007, the cost of investment securities for tax purposes was $10,671,233,000. Net unrealized appreciation of investment securities for tax purposes was $3,889,904,000, consisting of unrealized gains of $3,896,993,000 on securities that had risen in value since their purchase and $7,089,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended April 30, 2007, the fund purchased $1,139,619,000 of investment securities and sold $405,423,000 of investment securities other than temporary cash investments.

13

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2007	October 31, 2006
	Shares	Shares
	(000)	(000)
Issued	39,718	88,228
Issued in Lieu of Cash Distributions	20,407	17,291
Redeemed	(36,528)	(66,266)
Net Increase (Decrease) in Shares Outstanding	23,597	39,253

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning November 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

14

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The STAR Fund has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for STAR Fund.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended April 30, 2007
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
STAR Fund	10/31/2006	4/30/2007	Period[1]
Based on Actual Fund Return	$1,000.00	$1,072.96	$1.75
Hypothetical 5% Yearly Return	1,000.00	1,023.11	1.71

1  The calculations are based on the acquired fund fees and expenses for the most recent six-month period of each underlying fund. STAR Fund’s acquired fund fees and expenses figure as of April 30, 2007, was 0.34%. The dollar amounts shown as “Expenses Paid” are equal to the expense figure multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

15

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

16

Glossary

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.

17

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group.
Chief Executive Officer
147 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
147 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 2001[2]	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
147 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005;
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
147 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and the
University Center for Human Values (1990–2004), Princeton University; Director of Carnegie
Corporation of New York since 2005 and of Schuylkill River Development Corporation and
Greater Philadelphia Chamber of Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief
Trustee since July 1998	Global Diversity Officer since 2006, Vice President and Chief Information Officer
147 Vanguard Funds Overseen	(1997–2005), and Member of the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean, Director of Faculty
147 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) since 2003; Chair of the Investment Committee of
HighVista Strategies LLC (private investment firm) since 2005; Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates
(1985–2004), Genbel Securities Limited (South African financial services firm)
(1999–2003), Gensec Bank (1999–2003), Sanlam, Ltd. (South African insurance company) (2001–2003), and Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
147 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
147 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
147 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997–2006).

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
147 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1  Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, STAR, Connect with Vanguard, Windsor,
Explorer, Morgan, and the ship logo are trademarks
Direct Investor Account Services > 800-662-2739	of The Vanguard Group, Inc.

Institutional Investor Services > 800-523-1036
All other marks are the exclusive property of their
Text Telephone for People	respective owners.
with Hearing Impairment > 800-952-3335
All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
This material may be used in conjunction	guidelines by visiting our website, www.vanguard.com,
with the offering of shares of any Vanguard	and searching for “proxy voting guidelines,” or by calling
fund only if preceded or accompanied by	Vanguard at 800-662-2739. They are also available from
the fund’s current prospectus.	the SEC’s website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q562 062007

Vanguard® LifeStrategy® Funds

> Semiannual Report

April 30, 2007

Vanguard LifeStrategy Income Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard LifeStrategy Growth Fund

>  For the six months ended April 30, 2007, returns for the four LifeStrategy Funds ranged from 4.4% for the most conservative fund to 9.1% for the most aggressive.

>  Bond returns were modest for the half-year period, while the U.S. and international stock markets produced healthy gains.

>  Among the underlying Vanguard funds represented in the LifeStrategy series, the best performance belonged to the Total International Stock Index Fund, while the Total Bond Market Index Fund delivered the most modest return.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
LifeStrategy Income Fund	7
LifeStrategy Conservative Growth Fund	15
LifeStrategy Moderate Growth Fund	23
LifeStrategy Growth Fund	31
About Your Fund’s Expenses	39
Glossary	41

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended April 30, 2007
	Ticker	Total
	Symbol	Returns
Vanguard LifeStrategy Income Fund	VASIX	4.4%
Income Composite Index[1]		3.9
Income Composite Average[2]		4.2

Vanguard LifeStrategy Conservative Growth Fund	VSCGX	6.0%
Conservative Growth Composite Index[1]		5.5
Conservative Growth Composite Average[2]		5.6

Vanguard LifeStrategy Moderate Growth Fund	VSMGX	7.5%
Moderate Growth Composite Index[1]		7.1
Moderate Growth Composite Average[2]		7.3

Vanguard LifeStrategy Growth Fund	VASGX	9.1%
Growth Composite Index[1]		8.7
Growth Composite Average[2]		8.8

1  Total returns for the composite indexes are derived by applying the funds’ target allocations to the results of the following benchmarks: for U.S. stocks, the Morgan Stanley Capital International (MSCI) US Broad Market Index; for International stocks, the MSCI Europe, Australasia, Far East (EAFE) Index; for bonds, the Lehman Brothers Aggregate Bond Index; and for short-term investments, the Lehman 1–3 Year U.S. Credit Index.

2  Each average is a blended composite that weights the return of the average comparable mutual fund for each asset class in proportion to the target weighting of the appropriate LifeStrategy Fund. All average returns for funds are derived from data provided by Lipper Inc. The Income Composite Average is weighted 60% average fixed income fund, 20% average general equity fund, and 20% average money market fund. The Conservative Growth Composite Average is weighted 40% average fixed income fund, 35% average general equity fund, 20% average money market fund, and 5% average international fund. The Moderate Growth Composite Average is weighted 50% average general equity fund, 40% average fixed income fund, and 10% average international fund. The Growth Composite Average is weighted 65% average general equity fund, 20% average fixed income fund, and 15% average international fund.

Chairman’s Letter

Dear Shareholder,

The entire LifeStrategy Fund lineup posted strong returns for the six months ended April 30, 2007, ranging from 4.4% for the LifeStrategy Income Fund to 9.1% for the LifeStrategy Growth Fund.

Bonds produced relatively modest returns during the period, while domestic and international stocks turned in more volatile, but generally strong performances. Those LifeStrategy Funds with a larger exposure to international equities fared best during the period, as foreign stocks continued to outpace domestic issues.

Vanguard Asset Allocation Fund makes up one-quarter of the assets in each of the LifeStrategy Funds. The Asset Allocation Fund can change its allocations to stocks, bonds, and cash, depending on which asset class is anticipated to have the strongest performance. For most of the half-year, the Asset Allocation Fund held a 100% exposure to the stock market, boosting returns for all four LifeStrategy Funds.

All of the funds outpaced their composite benchmark indexes and their peer-group averages. The yield of the LifeStrategy Income Fund was 3.92% at the end of the period.

Stocks soared to a new high in the final month of the period

The U.S. stock market was particularly volatile during the six-month period. The Dow Jones Industrial Average crept up gradually through the first three months, fell steeply in late February, then recovered in March and climbed steadily through April. The Dow closed above 13,000 for the first time on April 25, and gained 5.9% overall for the month, its best single-month performance since December 2003.

During the period, the market was buoyed by economic reports that showed slower, but broad-based, growth in the domestic economy, and by strong profit reports from a host of blue-chip companies. Once again, international stocks outperformed

U.S. equities. In a marked turnaround from recent years, large-capitalization stocks outpaced small-cap issues.

The bond market produced modest gains

The Federal Reserve Board maintained its target for the federal funds rate at 5.25% throughout the six-month period. The inversion of the yield curve continued, with yields of long-term bonds remaining lower than short-term yields. As inflation fears abated, the premium generally paid for long-term bonds—and for the longer commitment of capital—diminished.

Money market instruments continued to be a bright spot in the fixed income firmament, returning 2.5% for the half-year,

Market Barometer
	Total Returns
	Periods Ended April 30, 2007
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	9.1%	15.2%	9.1%
Russell 2000 Index (Small-caps)	6.9	7.8	11.1
Dow Jones Wilshire 5000 Index (Entire market)	9.1	14.5	9.7
MSCI All Country World Index ex USA (International)	16.1	19.7	18.3

Bonds
Lehman Aggregate Bond Index (Broad taxable market)	2.6%	7.4%	5.1%
Lehman Municipal Bond Index	1.6	5.8	5.2
Citigroup 3-Month Treasury Bill Index	2.5	5.0	2.6

CPI
Consumer Price Index	2.4%	2.6%	2.8%

1  Annualized.

as measured by the Citigroup 3-Month Treasury Bill Index. The yield of 3-month U.S. Treasuries was 4.8% at the end of the period. For the six months, the broad taxable bond market returned 2.6%, while municipal bonds posted a return of 1.6%.

The funds’ performances varied according to asset allocations

Vanguard LifeStrategy Funds are “funds of funds” that invest in varying combinations of underlying Vanguard mutual funds that track the domestic and international stock markets and the broad U.S. bond market. Among the underlying Vanguard funds represented in the LifeStrategy series, the best performers for the six-month period were the Total International Stock Index Fund (+15.4%) and the Total Stock Market

Index Fund (+9.0%). The lowest-returning portfolios were the Total Bond Market Index Fund (+2.6%) and the Short-Term Investment-Grade Fund (+2.9%).

A key factor in differentiating performance for the period was the extent to which each LifeStrategy Fund was exposed to international markets, where stocks excelled. As a result, Vanguard Total International Stock Index Fund helped boost returns for the LifeStrategy Growth, LifeStrategy Moderate Growth, and LifeStrategy Conservative Growth Funds, which have international weightings of 15%, 10%, and 5%, respectively. The fund with the largest international allocation, LifeStrategy Growth, also posted the highest return for the period at 9.1%.

Annualized Expense Ratios
Your fund compared with its peer group
	Acquired	Peer-Group
	Fund Fees and	Expense
	Expenses[1]	Ratio[2]
LifeStrategy Income Fund	0.25%	1.10%
LifeStrategy Conservative Growth Fund	0.25	1.18
LifeStrategy Moderate Growth Fund	0.25	1.29
LifeStrategy Growth Fund	0.25	1.38

1  This figure represents a weighted average of the expense ratios and any fees charged by the underlying mutual funds in which the LifeStrategy Funds invest. The LifeStrategy Funds do not charge any expenses or fees of their own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

2  Peer groups are (from top to bottom) the Income Composite Average, the Conservative Growth Composite Average, the Moderate Growth Composite Average, and the Growth Composite Average. Each average is a blended composite that weights the expense of the average comparable mutual fund for each asset class in proportion to the target weighting of the appropriate LifeStrategy Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2006.

As noted earlier, all four LifeStrategy Funds held a 25% weighting in Vanguard Asset Allocation Fund, which gained 8.1% during the period. Its heavy allocation to stocks during the half-year allowed the Asset Allocation Fund to significantly outperform its benchmark, which is weighted 65% stocks and 35% bonds. The performance of the Asset Allocation Fund in turn helped each of the LifeStrategy Funds to best their benchmarks.

Fixed income investments generated modest returns for the six-month period. Vanguard Total Bond Market Index Fund, which returned 2.6%, was weighted 10%, 30%, 30%, and 50%, in the LifeStrategy funds, moving along the risk spectrum from growth to income. Vanguard Short-Term

Investment-Grade Fund—a 20% weighting in the LifeStrategy Conservative Growth and Income Funds—fared somewhat better, returning 2.9% for the half-year.

The LifeStrategy series provides broadly diversified portfolios

Vanguard LifeStrategy Funds offer four approaches to allocating your assets among broadly diversified investments. In the process, the funds rely on cost-efficient Vanguard funds, primarily index funds, to capture the returns of the stock and bond markets.

Relative returns for the LifeStrategy Funds during the past six months were in line with our long-term expectations for these funds—namely, a ladder-like progression

Target and Actual Asset Allocations
Percentages as of April 30, 2007
					Short-Term
	Stocks[1]		Bonds		Investments
	Target	Actual	Target	Actual	Target	Actual
LifeStrategy Income Fund	20%	28%	60%	50%	20%	22%
LifeStrategy Conservative Growth Fund	40	48	40	30	20	22
LifeStrategy Moderate Growth Fund	60	67	40	30	0	3
LifeStrategy Growth Fund	80	87	20	10	0	3

1  Actual international stock positions for the Income, Conservative Growth, Moderate Growth, and Growth Funds equaled 0%, 5%, 10%, and 15% of assets, respectively.

based on the funds’ asset allocations. In exchange for accepting a higher level of risk, more aggressive investors were rewarded with higher returns for the period, while more conservative, risk-averse investors received more modest returns, with a larger income component. Although the funds will certainly depart from this pattern over shorter time periods, history suggests that bond-heavy allocations tend to produce steady income and lower, less volatile returns, while stock-heavy allocations produce higher, but more volatile, long-term results.

As we have counseled through the years, choosing and sticking with a carefully considered, balanced portfolio suited to your unique circumstances and time horizon can be critical to your long-term success as an investor. Vanguard LifeStrategy Funds put this counsel into practice. The funds also keep your investment costs as low as possible, making them an extremely efficient choice for your portfolio.

Thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

May 14, 2007

Your Fund’s Performance at a Glance
October 31, 2006–April 30, 2007
	Starting	Ending	Distributions Per Share
	Share	Share	Income	Capital	SEC
	Price	Price	Dividends	Gains	Yield[1]
LifeStrategy Income Fund	$13.97	$14.22	$0.290	$0.068	3.92%
LifeStrategy Conservative Growth Fund	16.43	17.11	0.290	0.000	3.26
LifeStrategy Moderate Growth Fund	20.09	21.28	0.310	0.000	2.68
LifeStrategy Growth Fund	23.32	25.13	0.300	0.000	2.04

1  30-day advertised yield net of expenses at month-end.

LifeStrategy Income Fund

Fund Profile

As of April 30, 2007

Financial Attributes

Yield	3.9%
Expense Ratio	0%
Acquired Fund Fees and Expenses[1]	0.25%

Volatility Measures[2]
Fund Versus
Composite Index[3]
R-Squared	0.94
Beta	1.06

Allocation to Underlying Vanguard Funds

Total Bond Market Index Fund	50.1%
Asset Allocation Fund	25.0
Short-Term Investment-Grade Fund	19.9
Total Stock Market Index Fund	5.0
Total	100.0%

Equity Investment Focus

Fixed Income Investment Focus

Fund Asset Allocation

1  This figure represents an annualized weighted average of the expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

2  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 41.

3  60% Lehman Aggregate Bond Index, 20% Dow Jones Wilshire 5000 Index, and 20% Lehman 1–3 Year U.S. Credit Index through April 22, 2005; and 60% Lehman Aggregate Bond Index, 20% MSCI US Broad Market Index, and 20% Lehman 1–3 Year U.S. Credit Index thereafter.

LifeStrategy Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1996–April 30, 2007

				Income
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[1]
1997	7.6%	5.9%	13.5%	12.5%
1998	6.8	5.4	12.2	10.0
1999	0.1	5.2	5.3	6.1
2000	1.7	5.8	7.5	7.4
2001	–0.7	5.5	4.8	3.7
2002	–5.3	4.5	–0.8	1.3
2003	6.1	3.8	9.9	8.2
2004	2.8	3.4v	6.2	5.9
2005	–0.1	3.5	3.4	3.0
2006	4.4	4.1	8.5	7.3
2007[2]	2.3	2.1	4.4	3.9

Average Annual Total Returns: Periods Ended March 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
LifeStrategy Income Fund	9/30/1994	8.12%	5.79%	2.46%	4.62%	7.08%

1  60% Lehman Aggregate Bond Index, 20% Dow Jones Wilshire 5000 Index, and 20% Citigroup 3-Month Treasury Index through August 31, 2003; 60% Lehman Aggregate Bond Index, 20% Dow Jones Wilshire 5000 Index, and 20% Lehman 1–3 Year U.S. Credit Index through April 22, 2005; and 60% Lehman Aggregate Bond Index, 20% MSCI US Broad Market Index, and 20% Lehman 1–3 Year U.S. Credit Index thereafter.

2  Six months ended April 30, 2007.

Note: See Financial Highlights table on page 12 for dividend and capital gains information.

LifeStrategy Income Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.2%)
U.S. Stock Fund (5.0%)
Vanguard Total Stock Market Index Fund Investor Shares	2,494,616	89,282

Balanced Fund (25.0%)
Vanguard Asset Allocation Fund Investor Shares	14,842,919	447,217

Bond Fund (50.2%)
Vanguard Total Bond Market Index Fund Investor Shares	89,394,922	895,737

Short-Term Bond Fund (20.0%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	33,606,936	356,570
Total Investments (Cost $1,614,789)		1,788,806
Other Assets and Liabilities (–0.2%)
Other Assets		8,305
Liabilities		(12,531)
		(4,226)
Net Assets (100%)
Applicable to 125,509,391 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		1,784,580
Net Asset Value Per Share		$14.22

At April 30, 2007, net assets consisted of:[1]
	Amount	Per
	($000)	Share
Paid-in Capital	1,601,694	$12.76
Undistributed Net Investment Income	6,387.05
Accumulated Net Realized Gains	2,482.02
Unrealized Appreciation	174,017	1.39
Net Assets	1,784,580	$14.22

•  See Note A in Notes to Financial Statements.

1  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

LifeStrategy Income Fund

Statement of Operations

Six Months Ended
April 30, 2007
($000)
Investment Income
Income
Income Distributions Received	34,446
Net Investment Income—Note B	34,446
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	3,027
Realized Net Gain (Loss)	3,027
Change in Unrealized Appreciation (Depreciation) of Investment Securities	36,132
Net Increase (Decrease) in Net Assets Resulting from Operations	73,605

LifeStrategy Income Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	34,446	63,568
Realized Net Gain (Loss)	3,027	8,495
Change in Unrealized Appreciation (Depreciation)	36,132	64,199
Net Increase (Decrease) in Net Assets Resulting from Operations	73,605	136,262
Distributions
Net Investment Income	(35,031)	(63,294)
Realized Capital Gain[1]	(8,121)	—
Total Distributions	(43,152)	(63,294)
Capital Share Transactions—Note E
Issued	243,298	336,154
Issued in Lieu of Cash Distributions	40,416	58,819
Redeemed	(195,192)	(553,945)
Net Increase (Decrease) from Capital Share Transactions	88,522	(158,972)
Total Increase (Decrease)	118,975	(86,004)
Net Assets
Beginning of Period	1,665,605	1,751,609
End of Period[2]	1,784,580	1,665,605

1  Includes fiscal 2007 short-term gain distributions totaling $3,344,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2  Net Assets—End of Period includes undistributed net investment income of $6,387,000 and $6,972,000.

LifeStrategy Income Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$13.97	$13.38	$13.39	$13.03	$12.28	$12.97
Investment Operations
Net Investment Income	.280	.53	.47	.43	.44	.57
Capital Gain Distributions Received	—	—	—	.01	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	.328	.58	(.02)	.35	.76	(.67)
Total from Investment Operations	.608	1.11	.45	.79	1.20	(.10)
Distributions
Dividends from Net Investment Income	(.290)	(.52)	(.46)	(.43)	(.45)	(.59)
Distributions from Realized Capital Gains	(.068)	—	—	—	—	—
Total Distributions	(.358)	(.52)	(.46)	(.43)	(.45)	(.59)
Net Asset Value, End of Period	$14.22	$13.97	$13.38	$13.39	$13.03	$12.28

Total Return	4.41%	8.49%	3.39%	6.15%	9.95%	–0.79%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,785	$1,666	$1,752	$1,611	$1,305	$1,001
Ratio of Expenses to
Average Net Assets—Note B	0%[1]	0%	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	4.06%*	3.85%	3.47%	3.31%	3.53%	4.64%
Portfolio Turnover Rate	8%*	14%	6%	4%	4%	10%

1  The acquired fund fees and expenses were 0.25% (annualized).

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

LifeStrategy Income Fund

Notes to Financial Statements

Vanguard LifeStrategy Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard STAR® Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the six months ended April 30, 2007, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At April 30, 2007, the cost of investment securities for tax purposes was $1,614,789,000. Net unrealized appreciation of investment securities for tax purposes was $174,017,000, consisting of unrealized gains of $186,143,000 on securities that had risen in value since their purchase and $12,126,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended April 30, 2007, the fund purchased $158,137,000 of investment securities and sold $69,606,000 of investment securities other than temporary cash investments.

LifeStrategy Income Fund

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2007	October 31, 2006
	Shares	Shares
	(000)	(000)
Issued	17,307	24,760
Issued in Lieu of Cash Distributions	2,892	4,362
Redeemed	(13,898)	(40,824)
Net Increase (Decrease) in Shares Outstanding	6,301	(11,702)

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning November 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

LifeStrategy Conservative Growth Fund

Fund Profile

As of April 30, 2007

Financial Attributes

Yield	3.3%
Expense Ratio	0%
Acquired Fund Fees and Expenses[1]	0.25%

Volatility Measures[2]
Fund Versus
Composite Index[3]
R-Squared	0.98
Beta	1.12

Allocation to Underlying Vanguard Funds

Total Bond Market Index Fund	30.0%
Asset Allocation Fund	25.1
Total Stock Market Index Fund	20.0
Short-Term Investment-Grade Fund	19.9
Total International Stock Index Fund	5.0
Total	100.0%

Equity Investment Focus

Fixed Income Investment Focus

Fund Asset Allocation

1  This figure represents an annualized weighted average of the expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

2  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 41.

3  40% Lehman Aggregate Bond Index, 35% Dow Jones Wilshire 5000 Index, 20% Lehman 1–3 Year U.S. Credit Index, and 5% MSCI EAFE Index through April 22, 2005; and 40% Lehman Aggregate Bond Index, 35% MSCI US Broad Market Index, 20% Lehman 1–3 Year U.S. Credit Index, and 5% MSCI EAFE Index thereafter.

LifeStrategy Conservative Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1996–April 30, 2007

				Conservative
				Growth
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[1]
1997	11.5%	4.9%	16.4%	15.7%
1998	8.5	4.5	13.0	11.0
1999	5.5	4.5	10.0	11.0
2000	2.5	4.8	7.3	7.0
2001	–7.6	4.3	–3.3	–4.6
2002	–7.7	3.6	–4.1	–2.5
2003	10.6	3.4	14.0	12.2
2004	4.7	2.8	7.5	7.2
2005	2.8	3.0	5.8	5.2
2006	7.8	3.4	11.2	10.1
2007[2]	4.1	1.9	6.0	5.5

Average Annual Total Returns: Periods Ended March 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
LifeStrategy Conservative Growth Fund	9/30/1994	9.53%	6.82%	3.83%	3.85%	7.68%

1  40% Lehman Aggregate Bond Index, 35% Dow Jones Wilshire 5000 Index, 20% Citigroup 3-Month Treasury Index, and 5% MSCI EAFE Index through August 31, 2003; 40% Lehman Aggregate Bond Index, 35% Dow Jones Wilshire 5000 Index, 20% Lehman 1–3 Year U.S. Credit Index, and 5% MSCI EAFE Index through April 22, 2005; and 40% Lehman Aggregate Bond Index, 35% MSCI US Broad Market Index, 20% Lehman 1–3 Year U.S. Credit Index, and 5% MSCI EAFE Index thereafter.

2  Six months ended April 30, 2007.

Note: See Financial Highlights table on page 20 for dividend and capital gains information.

LifeStrategy Conservative Growth Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (20.0%)
Vanguard Total Stock Market Index Fund Investor Shares	38,291,463	1,370,451

International Stock Fund (5.0%)
Vanguard Total International Stock Index Fund	18,045,040	344,119

Balanced Fund (25.1%)
Vanguard Asset Allocation Fund Investor Shares	57,030,426	1,718,327

Bond Fund (30.0%)
Vanguard Total Bond Market Index Fund Investor Shares	204,905,549	2,053,154

Short-Term Bond Fund (20.0%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	128,805,015	1,366,621
Total Investments (Cost $5,892,515)		6,852,672
Other Assets and Liabilities (–0.1%)
Other Assets		22,456
Liabilities		(33,657)
		(11,201)
Net Assets (100%)
Applicable to 399,766,526 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		6,841,471
Net Asset Value Per Share		$17.11

At April 30, 2007, net assets consisted of:[1]
	Amount	Per
	($000)	Share
Paid-in Capital	5,865,594	$14.67
Undistributed Net Investment Income	19,882.05
Accumulated Net Realized Losses	(4,162)	(.01)
Unrealized Appreciation	960,157	2.40
Net Assets	6,841,471	$17.11

•  See Note A in Notes to Financial Statements.

1  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

LifeStrategy Conservative Growth Fund

Statement of Operations

Six Months Ended
April 30, 2007
($000)
Investment Income
Income
Income Distributions Received	105,169
Net Investment Income—Note B	105,169
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	1,021
Realized Net Gain (Loss)	1,021
Change in Unrealized Appreciation (Depreciation) of Investment Securities	238,160
Net Increase (Decrease) in Net Assets Resulting from Operations	344,350

LifeStrategy Conservative Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	105,169	148,299
Realized Net Gain (Loss)	1,021	6,680
Change in Unrealized Appreciation (Depreciation)	238,160	347,065
Net Increase (Decrease) in Net Assets Resulting from Operations	344,350	502,044
Distributions
Net Investment Income	(102,463)	(142,715)
Realized Capital Gain	—	—
Total Distributions	(102,463)	(142,715)
Capital Share Transactions—Note E
Issued	1,871,332	1,570,776
Issued in Lieu of Cash Distributions	100,012	138,928
Redeemed	(698,179)	(821,888)
Net Increase (Decrease) from Capital Share Transactions	1,273,165	887,816
Total Increase (Decrease)	1,515,052	1,247,145
Net Assets
Beginning of Period	5,326,419	4,079,274
End of Period[1]	6,841,471	5,326,419

1  Net Assets—End of Period includes undistributed net investment income of $19,882,000 and $17,176,000.

LifeStrategy Conservative Growth Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$16.43	$15.24	$14.83	$14.17	$12.81	$13.88
Investment Operations
Net Investment Income	.29	.50	.44	.40	.39	.51
Capital Gain Distributions Received	—	—	—	.01	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	.68	1.18	.41	.64	1.37	(1.06)
Total from Investment Operations	.97	1.68	.85	1.05	1.76	(.55)
Distributions
Dividends from Net Investment Income	(.29)	(.49)	(.44)	(.39)	(.40)	(.52)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.29)	(.49)	(.44)	(.39)	(.40)	(.52)
Net Asset Value, End of Period	$17.11	$16.43	$15.24	$14.83	$14.17	$12.81

Total Return	5.96%	11.23%	5.77%	7.49%	13.99%	–4.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,841	$5,326	$4,079	$3,463	$2,795	$2,133
Ratio of Expenses to
Average Net Assets—Note B	0%[1]	0%	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	3.40%*	3.21%	2.95%	2.74%	2.92%	3.79%
Portfolio Turnover Rate	8%*	4%	7%	5%	5%	12%

1  The acquired fund fees and expenses were 0.25% (annualized).

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

LifeStrategy Conservative Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Conservative Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard STAR Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the six months ended April 30, 2007, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2006, the fund had available realized losses of $5,607,000 to offset future net capital gains of $187,000 through October 31, 2010; $4,848,000 through October 31, 2011; and $572,000 through October 31, 2012. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At April 30, 2007, the cost of investment securities for tax purposes was $5,892,515,000. Net unrealized appreciation of investment securities for tax purposes was $960,157,000, consisting of unrealized gains of $971,030,000 on securities that had risen in value since their purchase and $10,873,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended April 30, 2007, the fund purchased $1,549,636,000 of investment securities and sold $248,580,000 of investment securities other than temporary cash investments.

LifeStrategy Conservative Growth Fund

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2007	October 31, 2006
	Shares	Shares
	(000)	(000)
Issued	111,297	99,714
Issued in Lieu of Cash Distributions	5,990	8,898
Redeemed	(41,659)	(52,170)
Net Increase (Decrease) in Shares Outstanding	75,628	56,442

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning November 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

LifeStrategy Moderate Growth Fund

Fund Profile

As of April 30, 2007

Financial Attributes

Yield	2.7%
Expense Ratio	0%
Acquired Fund Fees and Expenses[1]	0.25%

Volatility Measures[2]
Fund Versus
Composite Index[3]
R-Squared	0.99
Beta	1.09

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	34.9%
Total Bond Market Index Fund	30.2
Asset Allocation Fund	24.9
Total International Stock Index Fund	10.0
Total	100.0%

Equity Investment Focus

Fixed Income Investment Focus

Fund Asset Allocation

1  This figure represents an annualized weighted average of the expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

2  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 41.

3  50% Dow Jones Wilshire 5000 Index, 40% Lehman Aggregate Bond Index, and 10% MSCI EAFE Index through April 22, 2005; and 50% MSCI US Broad Market Index, 40% Lehman Aggregate Bond Index, and 10% MSCI EAFE Index thereafter.

LifeStrategy Moderate Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31,1996–April 30, 2007

				Moderate
				Growth
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[1]
1997	15.7%	3.9%	19.6%	19.6%
1998	10.8	3.5	14.3	12.8
1999	10.7	3.6	14.3	15.0
2000	3.8	3.4	7.2	6.9
2001	–13.7	3.0	–10.7	–10.9
2002	–10.1	2.8	–7.3	–5.5
2003	15.0	3.1	18.1	16.9
2004	6.9	2.5	9.4	9.1
2005	5.4	2.6	8.0	7.5
2006	11.1	3.0	14.1	13.0
2007[2]	5.9	1.6	7.5	7.1

Average Annual Total Returns: Periods Ended March 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
LifeStrategy Moderate Growth Fund	9/30/1994	11.01%	7.96%	5.26%	3.09%	8.35%

1  50% Dow Jones Wilshire 5000 Index, 40% Lehman Aggregate Bond Index, and 10% MSCI EAFE Index through April 22, 2005; and 50% MSCI US Broad Market Index, 40% Lehman Aggregate Bond Index, and 10% MSCI EAFE Index thereafter.

2  Six months ended April 30, 2007.

Note: See Financial Highlights table on page 28 for dividend and capital gains information.

LifeStrategy Moderate Growth Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (35.0%)
Vanguard Total Stock Market Index Fund Investor Shares	103,836,564	3,716,311

International Stock Fund (10.0%)
Vanguard Total International Stock Index Fund	55,866,577	1,065,376

Balanced Fund (25.0%)
Vanguard Asset Allocation Fund Investor Shares	88,064,294	2,653,377

Bond Fund (30.1%)
Vanguard Total Bond Market Index Fund Investor Shares	320,006,439	3,206,464
Total Investment Companies (Cost $8,252,742)		10,641,528
Other Assets and Liabilities (–0.1%)
Other Assets		51,069
Liabilities		(62,157)
		(11,088)
Net Assets (100%)
Applicable to 499,659,951 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		10,630,440
Net Asset Value Per Share		$21.28

At April 30, 2007, net assets consisted of:[1]
	Amount	Per
	($000)	Share
Paid-in Capital	8,180,256	$16.38
Undistributed Net Investment Income	64,856.13
Accumulated Net Realized Losses	(3,458)	(.01)
Unrealized Appreciation	2,388,786	4.78
Net Assets	10,630,440	$21.28

•  See Note A in Notes to Financial Statements.

1  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

LifeStrategy Moderate Growth Fund

Statement of Operations

Six Months Ended
April 30, 2007
($000)
Investment Income
Income
Income Distributions Received	153,593
Net Investment Income—Note B	153,593
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	3,152
Realized Net Gain (Loss)	3,152
Change in Unrealized Appreciation (Depreciation) of Investment Securities	565,821
Net Increase (Decrease) in Net Assets Resulting from Operations	722,566

LifeStrategy Moderate Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	153,593	230,205
Realized Net Gain (Loss)	3,152	17,599
Change in Unrealized Appreciation (Depreciation)	565,821	882,180
Net Increase (Decrease) in Net Assets Resulting from Operations	722,566	1,129,984
Distributions
Net Investment Income	(148,018)	(221,290)
Realized Capital Gain	—	—
Total Distributions	(148,018)	(221,290)
Capital Share Transactions—Note E
Issued	1,334,434	2,000,890
Issued in Lieu of Cash Distributions	146,263	218,740
Redeemed	(888,196)	(1,443,071)
Net Increase (Decrease) from Capital Share Transactions	592,501	776,559
Total Increase (Decrease)	1,167,049	1,685,253
Net Assets
Beginning of Period	9,463,391	7,778,138
End of Period[1]	10,630,440	9,463,391

1  Net Assets—End of Period includes undistributed net investment income of $64,856,000 and $59,281,000.

LifeStrategy Moderate Growth Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$20.09	$18.09	$17.17	$16.06	$13.96	$15.52
Investment Operations
Net Investment Income	.31	.51	.47	.39	.345	.45
Capital Gain Distributions Received	—	—	—	.03	—	.01
Net Realized and Unrealized Gain (Loss)
on Investments	1.19	1.99	.89	1.07	2.130	(1.55)
Total from Investment Operations	1.50	2.50	1.36	1.49	2.475	(1.09)
Distributions
Dividends from Net Investment Income	(.31)	(.50)	(.44)	(.38)	(.375)	(.47)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.31)	(.50)	(.44)	(.38)	(.375)	(.47)
Net Asset Value, End of Period	$21.28	$20.09	$18.09	$17.17	$16.06	$13.96

Total Return	7.53%	14.09%	7.97%	9.37%	18.06%	–7.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,630	$9,463	$7,778	$6,596	$5,246	$3,897
Ratio of Expenses to
Average Net Assets—Note B	0%[1]	0%	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	2.87%*	2.70%	2.61%	2.36%	2.39%	2.98%
Portfolio Turnover Rate	6%*	8%	8%	6%	5%	15%

1  The acquired fund fees and expenses were 0.25% (annualized).

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

LifeStrategy Moderate Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Moderate Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard STAR Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the six months ended April 30, 2007, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2006, the fund had available realized losses of $5,204,000 to offset future net capital gains of $67,000 through October 31, 2010, and $5,137,000 through October 31, 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At April 30, 2007, the cost of investment securities for tax purposes was $8,252,742,000. Net unrealized appreciation of investment securities for tax purposes was $2,388,786,000, consisting of unrealized gains of $2,394,527,000 on securities that had risen in value since their purchase and $5,741,000 in unrealized losses on securities that had fallen in value since their purchase.

LifeStrategy Moderate Growth Fund

D. During the six months ended April 30, 2007, the fund purchased $920,444,000 of investment securities and sold $291,050,000 of investment securities, other than U.S. government securities and temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2007	October 31, 2006
	Shares	Shares
	(000)	(000)
Issued	64,755	105,376
Issued in Lieu of Cash Distributions	7,163	11,859
Redeemed	(43,266)	(76,272)
Net Increase (Decrease) in Shares Outstanding	28,652	40,963

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning November 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

LifeStrategy Growth Fund

Fund Profile

As of April 30, 2007

Financial Attributes

Yield	2.0%
Expense Ratio	0%
Acquired Fund Fees and Expenses[1]	0.25%

Volatility Measures[2]
Fund Versus
Composite Index[3]
R-Squared	1.00
Beta	1.08

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	49.9%
Asset Allocation Fund	25.0
Total International Stock Index Fund	15.0
Total Bond Market Index Fund	10.1
Total	100.0%

Equity Investment Focus

Fixed Income Investment Focus

Fund Asset Allocation

1  This figure represents an annualized weighted average of the expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

2  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 41.

3  65% Dow Jones Wilshire 5000 Index, 20% Lehman Aggregate Bond Index, and 15% MSCI EAFE Index through April 22, 2005; and 65% MSCI US Broad Market Index, 20% Lehman Aggregate Bond Index, and 15% MSCI EAFE Index thereafter.

LifeStrategy Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31,1996–April 30, 2007

				Growth
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[1]
1997	19.5%	3.0%	22.5%	22.7%
1998	12.2	2.6	14.8	13.5
1999	16.6	2.8	19.4	20.0
2000	4.3	2.5	6.8	6.4
2001	–20.1	1.9	–18.2	–18.4
2002	–12.7	1.8	–10.9	–9.4
2003	19.9	2.2	22.1	20.9
2004	8.8	1.9	10.7	10.4
2005	8.1	2.2	10.3	9.8
2006	14.5	2.4	16.9	15.8
2007[2]	7.8	1.3	9.1	8.7

Average Annual Total Returns: Periods Ended March 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
LifeStrategy Growth Fund	9/30/1994	12.31%	8.79%	6.42%	2.27%	8.69%

1  65% Dow Jones Wilshire 5000 Index, 20% Lehman Aggregate Bond Index, and 15% MSCI EAFE Index through April 22, 2005; and 65% MSCI US Broad Market Index, 20% Lehman Aggregate Bond Index, and 15% MSCI EAFE Index thereafter.

2  Six months ended April 30, 2007.

Note: See Financial Highlights table on page 36 for dividend and capital gains information.

LifeStrategy Growth Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (49.9%)
Vanguard Total Stock Market Index Fund Investor Shares	134,099,555	4,799,423

International Stock Fund (15.0%)
Vanguard Total International Stock Index Fund	75,830,080	1,446,080

Balanced Fund (25.0%)
Vanguard Asset Allocation Fund Investor Shares	79,924,574	2,408,127

Bond Fund (10.0%)
Vanguard Total Bond Market Index Fund Investor Shares	96,403,972	965,968
Total Investment Companies (Cost $6,994,448)		9,619,598
Other Assets and Liabilities (0.1%)
Other Assets		26,611
Liabilities		(24,194)
		2,417
Net Assets (100%)
Applicable to 382,913,777 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		9,622,015
Net Asset Value Per Share		$25.13

At April 30, 2007, net assets consisted of:[1]
	Amount	Per
	($000)	Share
Paid-in Capital	6,981,293	$18.23
Undistributed Net Investment Income	35,246.09
Accumulated Net Realized Losses	(19,674)	(.05)
Unrealized Appreciation	2,625,150	6.86
Net Assets	9,622,015	$25.13

•  See Note A in Notes to Financial Statements.

1  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

LifeStrategy Growth Fund

Statement of Operations

Six Months Ended
April 30, 2007
($000)
Investment Income
Income
Income Distributions Received	115,396
Net Investment Income—Note B	115,396
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	929
Realized Net Gain (Loss)	929
Change in Unrealized Appreciation (Depreciation) of Investment Securities	664,255
Net Increase (Decrease) in Net Assets Resulting from Operations	780,580

LifeStrategy Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	115,396	155,467
Realized Net Gain (Loss)	929	9,757
Change in Unrealized Appreciation (Depreciation)	664,255	1,003,198
Net Increase (Decrease) in Net Assets Resulting from Operations	780,580	1,168,422
Distributions
Net Investment Income	(109,531)	(152,028)
Realized Capital Gain	—	—
Total Distributions	(109,531)	(152,028)
Capital Share Transactions—Note E
Issued	1,127,505	1,689,483
Issued in Lieu of Cash Distributions	108,255	150,342
Redeemed	(707,099)	(1,038,605)
Net Increase (Decrease) from Capital Share Transactions	528,661	801,220
Total Increase (Decrease)	1,199,710	1,817,614
Net Assets
Beginning of Period	8,422,305	6,604,691
End of Period[1]	9,622,015	8,422,305

1  Net Assets—End of Period includes undistributed net investment income of $35,246,000 and $29,381,000.

LifeStrategy Growth Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$23.32	$20.37	$18.84	$17.32	$14.45	$16.56
Investment Operations
Net Investment Income	.31	.45	.42	.32	.28	.34
Capital Gain Distributions Received	—	—	—	.16	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	1.80	2.95	1.51	1.36	2.87	(2.10)
Total from Investment Operations	2.11	3.40	1.93	1.84	3.15	(1.76)
Distributions
Dividends from Net Investment Income	(.30)	(.45)	(.40)	(.32)	(.28)	(.35)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.30)	(.45)	(.40)	(.32)	(.28)	(.35)
Net Asset Value, End of Period	$25.13	$23.32	$20.37	$18.84	$17.32	$14.45

Total Return	9.11%	16.94%	10.30%	10.70%	22.12%	–10.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,622	$8,422	$6,605	$5,535	$4,422	$3,209
Ratio of Expenses to
Average Net Assets—Note B	0%[1]	0%	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	2.24%*	2.07%	2.09%	1.79%	1.79%	2.12%
Portfolio Turnover Rate	3%*	3%	4%	5%	2%	7%

1  The acquired fund fees and expenses were 0.25% (annualized).

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

36

LifeStrategy Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard STAR Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the six months ended April 30, 2007, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2006, the fund had available realized losses of $19,269,000 to offset future net capital gains of $16,316,000 through October 31, 2010, and $2,953,000 through October 31, 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At April 30, 2007, the cost of investment securities for tax purposes was $6,994,448,000. Net unrealized appreciation of investment securities for tax purposes was $2,625,150,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. During the six months ended April 30, 2007, the fund purchased $685,323,000 of investment securities and sold $134,292,000 of investment securities, other than U.S. government securities and temporary cash investments.

37

LifeStrategy Growth Fund

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2007	October 31, 2006
	Shares	Shares
	(000)	(000)
Issued	46,687	77,515
Issued in Lieu of Cash Distributions	4,518	7,132
Redeemed	(29,388)	(47,727)
Net Increase (Decrease) in Shares Outstanding	21,817	36,920

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning November 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

38

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The LifeStrategy Funds have no direct expenses, but each fund bears its proportionate share of the expenses of the underlying funds in which it invests. These indirect expenses make up the fund’s acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs are calculated using each fund’s acquired fund fees and expenses.

The table on page 40 illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

39

Six Months Ended April 30, 2007
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	10/31/2006	4/30/2007	Period[1]
Based on Actual Fund Return
LifeStrategy Income Fund	$1,000.00	$1,044.12	$1.27
LifeStrategy Conservative Growth Fund	1,000.00	1,059.55	1.28
LifeStrategy Moderate Growth Fund	1,000.00	1,075.31	1.29
LifeStrategy Growth Fund	1,000.00	1,091.11	1.30
Based on Hypothetical 5% Yearly Return
LifeStrategy Income Fund	$1,000.00	$1,023.55	$1.25
LifeStrategy Conservative Growth Fund	1,000.00	1,023.55	1.25
LifeStrategy Moderate Growth Fund	1,000.00	1,023.55	1.25
LifeStrategy Growth Fund	1,000.00	1,023.55	1.25

Note that the expenses shown in the table above are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1  The calculations are based on the acquired fund fees and expenses for the most recent six-month period. The funds’ annualized expense figures for that period are (in order as listed from top to bottom above) 0.25%, 0.25%, 0.25%, and 0.25%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense figures, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

40

Glossary

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.

41

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group.
Chief Executive Officer
147 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
147 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 2001[2]	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
147 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005;
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
147 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and the
University Center for Human Values (1990–2004), Princeton University; Director of Carnegie
Corporation of New York since 2005 and of Schuylkill River Development Corporation and
Greater Philadelphia Chamber of Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief
Trustee since July 1998	Global Diversity Officer since 2006, Vice President and Chief Information Officer
147 Vanguard Funds Overseen	(1997–2005), and Member of the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean, Director of Faculty
147 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) since 2003; Chair of the Investment Committee of
HighVista Strategies LLC (private investment firm) since 2005; Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates
(1985–2004), Genbel Securities Limited (South African financial services firm)
(1999–2003), Gensec Bank (1999–2003), Sanlam, Ltd. (South African insurance company) (2001–2003), and Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
147 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
147 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
147 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997–2006).

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
147 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1  Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, LifeStrategy, STAR, Connect with
Vanguard, and the ship logo are trademarks of
Direct Investor Account Services > 800-662-2739	The Vanguard Group, Inc.

Institutional Investor Services > 800-523-1036
All other marks are the exclusive property of their
Text Telephone for People	respective owners.
with Hearing Impairment > 800-952-3335
All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
This material may be used in conjunction	guidelines by visiting our website, www.vanguard.com,
with the offering of shares of any Vanguard	and searching for “proxy voting guidelines,” or by calling
fund only if preceded or accompanied by	Vanguard at 800-662-2739. They are also available from
the fund’s current prospectus.	the SEC’s website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q882 062007

Vanguard® International
Stock Index Funds

> Semiannual Report

April 30, 2007

Vanguard European Stock Index Fund

Vanguard Pacific Stock Index Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard Total International Stock Index Fund

Vanguard Developed Markets Index Fund

Vanguard Institutional Developed Markets Index Fund

>

Vanguard’s international stock index funds benefited from the broad-based strength of international stock markets, which rose a collective 16.1% during the fiscal six months, compared with 9.1% for U.S. stocks overall.

>	Emerging markets were among the strongest performers, as was reflected in the 19.2% return of the Emerging Markets Stock Index Fund’s Investor Shares.

>	The returns of the other funds’ Investor Shares ranged from 17.3% for the European Stock Index Fund to 8.9% for the Pacific Stock Index Fund.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	4
European Stock Index Fund	10
Pacific Stock Index Fund	32
Emerging Markets Stock Index Fund	52
Total International Stock Index Fund	81
Developed Markets Index Fund	89
Institutional Developed Markets Index Fund	97
About Your Fund’s Expenses	105
Trustees Approve Advisory Arrangement	108
Glossary	109

European Stock Index Fund
Pacific Stock Index Fund
Emerging Markets Stock Index Fund
Developed Markets Index Fund
Institutional Developed Markets Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended April 30, 2007
	Ticker	Total
	Symbol	Returns
Vanguard European Stock Index Fund
Investor Shares	VEURX	17.3%
Admiral™ Shares[1]	VEUSX	17.4
Signal™ Shares[2]	VESSX	17.4
Institutional Shares[3]	VESIX	17.4
ETF Shares[4]	VGK
Market Price		17.8
Net Asset Value		17.4
MSCI Europe Index		18.2
Average European Region Fund[5]		18.5

Vanguard Pacific Stock Index Fund
Investor Shares	VPACX	8.9%
Admiral Shares[1]	VPADX	9.0
Institutional Shares[3]	VPKIX	9.0
ETF Shares[4]	VPL
Market Price		8.8
Net Asset Value		9.0
MSCI Pacific Index		9.6
Average Japan/Pacific Region Fund[5]		5.6

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3 This class of shares carries low expenses and is available for a minimum initial investment of $5 million.

4 ETF shares are traded on the American Stock Exchange and are available only through brokers. The table shows ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2.

5 Derived from data provided by Lipper Inc.

1

Your Fund’s Total Returns

Six Months Ended April 30, 2007
	Ticker	Total
	Symbol	Returns
Vanguard Emerging Markets Stock Index Fund
Investor Shares	VEIEX	19.2%
Admiral Shares[1]	VEMAX	19.2
Signal Shares[2]	VERSX	7.8[3]
Institutional Shares[4]	VEMIX	19.3
ETF Shares[5]	VWO
Market Price		17.7
Net Asset Value		19.2
MSCI Emerging Markets Index		20.1
Average Emerging Markets Fund[6]		19.5

Vanguard Total International Stock Index Fund	VGTSX	15.4%
Total International Composite Index[7]		16.2
Average International Fund[6]		14.6

Vanguard Developed Markets Index Fund	VDMIX	14.7%
MSCI EAFE Index		15.5
Average International Fund[6]		14.6

Vanguard Institutional Developed Markets Index Fund	VIDMX	14.8%
MSCI EAFE Index		15.5
Average International Fund[6]		14.6

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3 Since inception: January 19, 2007.

4 This class of shares carries low expenses and is available for a minimum initial investment of $5 million.

5 ETF shares are traded on the American Stock Exchange and are available only through brokers. The table shows ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2.

6 Derived from data provided by Lipper Inc.

7 Consists of the MSCI Europe Index (59%), the MSCI Pacific Index (25%), and the MSCI Emerging Markets Index (16%) as of April 30, 2007.

2

Your Fund’s Performance at a Glance

October 31, 2006–April 30, 2007
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
European Stock
Investor Shares	$34.67	$39.66	$0.924	$0.000
Admiral Shares	81.50	93.20	2.242	0.000
Signal Shares	31.51	36.06	0.842	0.000
Institutional Shares	34.74	39.72	0.970	0.000
ETF Shares	65.21	74.54	1.809	0.000
Pacific Stock
Investor Shares	$12.13	$12.93	$0.267	$0.000
Admiral Shares	79.43	84.65	1.817	0.000
Institutional Shares	12.15	12.95	0.283	0.000
ETF Shares	64.24	68.46	1.473	0.000
Emerging Markets Stock
Investor Shares	$22.05	$25.85	$0.396	$0.000
Admiral Shares	29.03	34.03	0.534	0.000
Signal Shares	30.38[1]	32.74	0.000	0.000
Institutional Shares	22.11	25.91	0.429	0.000
ETF Shares	69.91	81.90	1.339	0.000
Total International Stock	$16.90	$19.07	$0.402	$0.000
Developed Markets	$12.15	$13.61	$0.299	$0.005
Institutional Developed Markets	$12.05	$13.49	$0.316	$0.000

1 Share price at inception: January 19, 2007.

3

Chairman’s Letter

Dear Shareholder,

International stocks outpaced U.S. stocks during the fiscal half-year ended April 30, 2007, with the strongest returns in European and emerging market stocks. Vanguard’s international stock funds successfully captured the performance of their respective indexes.

Vanguard Emerging Markets Stock Index Fund and Vanguard European Stock Index Fund returned 19.2% and 17.3%, respectively. (All returns are for Investor Shares.) Vanguard Developed Markets Index Fund and Vanguard Institutional Developed Markets Index Fund, which invest in both European and Pacific markets, gained just under 15%, and Vanguard Total International Stock Index Fund, which invests in Europe, the Pacific, and emerging markets, gained 15.4%. Vanguard Pacific Stock Index Fund earned an 8.9% return.

International stocks climb, U.S. stocks reach a new high

International stocks outperformed U.S. equities, rising 16.1% as a group, compared with 9.1% for domestic stocks. Emerging markets continued to perform well, underpinned by the now-strengthened economic position of many developing nations since the Asian financial crises of a decade ago. European stocks reflected the sustained economic growth of that region, which included a high level of merger-and-acquisition activity.

4

A generally declining dollar helped bolster returns for U.S. investors (although the dollar appreciated compared with the Japanese yen). The U.S. stock market was particularly volatile during the six-month period, which saw the Dow Jones Industrial Average close above 13,000 for the first time on April 25.

Interest rate trends differ in the United States and abroad

Solid economic growth abroad has been spurring foreign central banks in Japan, Europe, and the United Kingdom to raise interest rates, with the expectation that higher rates are to come. By contrast, economic reports suggest that U.S. economic growth is moderating, and many investors expect the Federal Reserve Board to reduce interest rates.

The Fed maintained its target for the federal funds rate at 5.25% throughout the six-month period. The inversion of the yield curve continued, with yields of long-term bonds remaining lower than short-term yields. Returns in the U.S. bond market were generally consistent with bond coupons.

The world’s stock markets were on the upswing

The performance of our international stock funds during the past six months reflected the broad-based strength in most of the world’s developed and emerging stock markets.

Market Barometer
			Total Returns
		Periods Ended April 30, 2007
	Six Months	One Year	Five Years[1]
Stocks
MSCI All Country World Index ex USA (International)	16.1%	19.7%	18.3%
Russell 1000 Index (Large-caps)	9.1	15.2	9.1
Russell 2000 Index (Small-caps)	6.9	7.8	11.1
Dow Jones Wilshire 5000 Index (Entire market)	9.1	14.5	9.7

Bonds
Lehman Aggregate Bond Index (Broad taxable market)	2.6%	7.4%	5.1%
Lehman Municipal Bond Index	1.6	5.8	5.2
Citigroup 3-Month Treasury Bill Index	2.5	5.0	2.6

CPI
Consumer Price Index	2.4%	2.6%	2.8%

1 Annualized.

5

The European Stock Index Fund returned 17.3%, benefiting from excellent returns in the region’s largest markets—the United Kingdom, Germany, and France. Germany was home to two of the fund’s top-performing stocks, Siemens and DaimlerChrysler.

Returns from Japan and Australia dominated the contribution to the Pacific Stock Index Fund’s 8.9% return. This is understandable: Japan alone accounted for slightly over 70% of the fund’s assets, and Australia slightly under 20%. Financials and industrials, two of the fund’s largest sectors, provided almost half of the fund’s returns.

Annualized Expense Ratios[1]
Your fund compared with its peer group
	Fund	Acquired	Peer-Group
	Expense	Fund Fees and	Expense
	Ratio	Expenses[2]	Ratio
European Stock
Investor Shares	0.25%	—	1.44%
Admiral Shares	0.15	—	1.44
Signal Shares	0.15	—	1.44
Institutional Shares	0.12	—	1.44
ETF Shares	0.15	—	1.44
Pacific Stock
Investor Shares	0.24%	—	1.65%
Admiral Shares	0.15	—	1.65
Institutional Shares	0.12	—	1.65
ETF Shares	0.15	—	1.65
Emerging Markets Stock
Investor Shares	0.40%	—	1.88%
Admiral Shares	0.30	—	1.88
Signal Shares	0.30	—	1.88
Institutional Shares	0.25	—	1.88
ETF Shares	0.30	—	1.88
Total International Stock	—	0.28%	1.57%
Developed Markets	—	0.25%	1.57%
Institutional Developed Markets	—	0.12%	1.57%

1 Fund expense ratios reflect the six months ended April 30, 2007. Peer groups are: for the European Stock Index Fund, the Average European Region Fund; for the Pacific Stock Index Fund, the Average Japan/Pacific Region Fund; for the Emerging Markets Stock Index Fund, the Average Emerging Markets Fund; for the other funds, the Average International Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2006.

2 This figure represents a weighted average of the expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not have any expenses of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

6

Emerging markets continued to produce extraordinary returns. About half of the 19.2% return of the Emerging Markets Stock Index Fund came from countries as geographically far-flung as Brazil, South Africa, South Korea, and China. Top-performing stocks reflected this diversity: They included Companhia Vale do Rio Doce (Brazil), POSCO (South Korea), America Movil (Mexico), MTN Group (South Africa), and China Life Insurance.

Returns were excellent for our funds-of-funds

As a “fund of funds”—a mutual fund that invests in other mutual funds—the Total International Stock Index Fund seeks to track the performance of the Total International Composite Index, which comprises the target indexes of the European, Pacific, and Emerging Markets Stock Index Funds. It invests in each of these funds in proportions determined by their weightings in the composite index. The Total International Stock Index Fund produced a total return of 15.4% during the six months.

The Developed Markets Index Fund and the Institutional Developed Markets Index Fund, which are also funds-of-funds, invest in the European and Pacific Stock Index Funds. Over the period, about 70% of the funds’ assets were invested in Europe and about 30% in the Pacific region, and the funds’ returns of just under 15%—a bit below that of European stocks’ returns—reflected the Pacific weighting.

Fair-value pricing skews short-term fund returns

Consistent with their objectives, the Vanguard International Stock Index Funds captured most of the return of their target indexes during the six months, even though the total return table on pages 1 and 2 appears to suggest otherwise.

Much of the funds’ apparent shortfall resulted from fair-value pricing, a practice that adjusts fund net asset values for market-moving events that occur after the close of international stock markets, but before the close of U.S. markets. When fair-value pricing occurs at the beginning or end of a reporting period, it can produce temporary differences between fund and index returns. These discrepancies typically correct themselves when the international markets reopen.

During the six months, the Pacific, Total International, and two Developed Markets funds outperformed the average returns of their peer groups, while the European and Emerging Markets funds trailed their peer-group averages. Of course, six-month comparisons have little meaning (although we are required, and expected, to report short-term results). Over time, we expect the low-cost index approach to be a fierce competitor for actively managed international funds.

7

International stocks offer a wider world of opportunities

The U.S. market represents only about 45% of the global market for stocks—meaning that a sizable set of investment opportunities lies beyond U.S. borders. Our international equity funds offer you the chance to benefit from those opportunities and, even more important, to temper the risk of a U.S.-only portfolio.

How much of an exposure to international stocks is right for you? As with much of investing, the answer is “it depends”—it’s a unique decision that depends on your goals, time horizon, personal situation, and risk comfort level.

Thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

May 14, 2007

8

Vanguard European Stock Index ETF

Premium/Discount: March 4, 20051–April 30, 2007

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	93	17.13%	17	3.13%
25–49.9	161	29.65	2	0.37
50–74.9	141	25.97	1	0.18
75–100.0	78	14.36	0	0.00
>100.0	50	9.21	0	0.00
Total	523	96.32%	20	3.68%

Vanguard Pacific Stock Index ETF

Premium/Discount: March 4, 20051–April 30, 2007

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	93	17.13%	25	4.61%
25–49.9	145	26.69	10	1.84
50–74.9	129	23.69	0	0.00
75–100.0	76	14.00	1	0.18
>100.0	64	11.79	0	0.00
Total	507	93.37%	36	6.63%

Vanguard Emerging Markets Stock Index ETF

Premium/Discount: March 4, 20051–April 30, 2007

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	93	17.13%	50	9.21%
25–49.9	114	20.99	24	4.42
50–74.9	105	19.34	14	2.58
75–100.0	66	12.15	10	1.84
>100.0	48	8.84	19	3.50
Total	426	78.45%	117	21.55%

1 Inception.

2 One basis point equals 1/100 of a percentage point.

9

European Stock Index Fund

Fund Profile

As of April 30, 2007

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	608	592	2,107
Turnover Rate	3%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.25%[3]
Admiral Shares	0.15%[3]
Signal Shares	0.15%[3]
Institutional Shares	0.12%[3]
ETF Shares	0.15%[3]
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	10%	10%	11%
Consumer Staples	9	9	8
Energy	9	10	9
Financials	30	30	27
Health Care	8	8	7
Industrials	10	9	11
Information Technology	4	4	9
Materials	8	7	8
Telecommunication Services	6	7	5
Utilities	6	6	5

Volatility Measures[4]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	0.99	0.89
Beta	0.98	0.89

Ten Largest Holdings[5] (% of total net assets)

BP PLC	integrated oil and gas	2.3%
HSBC Holdings PLC	diversified banks	2.2
GlaxoSmithKline PLC	pharmaceuticals	1.7
Total SA	integrated oil and gas	1.7
Nestle SA (Registered)	packaged foods and meats	1.6
Vodafone Group PLC	wireless telecommunication services	1.6
Novartis AG (Registered)	pharmaceuticals	1.4
Roche Holdings AG	pharmaceuticals	1.4
UBS AG	diversified capital markets	1.4
Royal Bank of Scotland Group PLC	diversified banks	1.3
Top Ten		16.6%

Market Diversification (% of portfolio)
		Target
	Fund	Index[1]
United Kingdom	33%	33%
France	14	15
Germany	11	11
Switzerland	10	10
Netherlands	6	5
Spain	6	6
Italy	6	6
Sweden	4	4
Finland	2	2
Belgium	2	2
Norway	1	1
Denmark	1	1
Ireland	1	1
Greece	1	1
Austria	1	1
Portugal	1	1

1 MSCI Europe Index.

2 MSCI All Country World Index ex USA.

3 Annualized.

4 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 109.

5 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

10

European Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1996–April 30, 2007

Average Annual Total Returns: Periods Ended March 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
European Stock Index Fund
Investor Shares[2]	6/18/1990	25.61%	15.85%	10.52%
Admiral Shares[2]	8/13/2001	25.78	15.96	13.49[3]
Signal Shares[2]	10/6/2006	15.06[3]	—	—
Institutional Shares[2]	5/15/2000	25.81	16.02	7.37[3]
ETF Shares	3/4/2005
Market Price		25.76	19.95[3]	—
Net Asset Value		25.66	20.29[3]	—

1 Six months ended April 30, 2007.

2 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or, for Investor Shares, the $10 annual account maintenance fee applied on balances under $10,000.

3 Return since inception.

Note: See Financial Highlights tables on pages 23 through 27 for dividend and capital gains information.

11

European Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.4%)[1]
Austria (0.9%)
	Erste Bank der
	Oesterreichischen
	Sparkassen AG	613,108	49,091
	Telekom Austria AG	1,240,233	35,075
	OMV AG	545,776	34,545
*	Meinl European Land Ltd.	991,921	28,736
*	Immofinanz Immobilien
	Anlagen AG	1,480,589	24,066
	Voestalpine AG	287,977	19,344
*	Wienerberger AG	233,159	16,767
	Raiffeisen International
	Bank-Holding AG	117,983	16,301
^	Oesterreichische
	Elektrizitaetswirtschafts
	AG Class A	255,441	13,141
	Boehler-Uddeholm AG	134,280	13,097
*^	IMMOEAST Immobilien
	Anlagen AG	914,574	12,934
	Andritz AG	32,167	8,263
	Wiener Staedtische
	Allgemeine
	Versicherung AG	103,779	7,789
*	RHI AG	85,380	4,524
*	Flughafen Wien AG	34,789	3,778
*^	BETandWIN.com Interactive
	Entertainment AG	76,940	3,301
	Mayr-Melnhof Karton AG	13,973	3,271
			294,023
Belgium (1.8%)
	Fortis	3,878,531	174,296
	KBC Bank &
	Verzekerings Holding	606,144	80,195
	Dexia	1,899,624	61,959
	InBev	606,524	47,280
	Solvay SA	210,106	33,264
	Groupe Bruxelles
	Lambert SA	243,385	29,419

			Market
			Value•
		Shares	($000)
	Delhaize Group	255,372	24,519
	Belgacom SA	538,420	23,664
	UCB SA	372,987	22,233
	Umicore	81,677	16,449
	Colruyt NV	52,598	12,398
	Mobistar SA	104,963	9,080
	Agfa Gevaert NV	319,322	7,722
	Bekaert NV	42,972	6,107
	Omega Pharma SA	62,046	5,018
	Cofinimmo	21,444	4,398
	D’Ieteren SA	9,156	3,999
	Compagnie Maritime
	Belge SA	52,385	3,635
	Barco NV	37,197	3,355
	Euronav SA	60,705	2,042
			571,032
Denmark (1.2%)
	Novo Nordisk A/S B Shares	796,210	77,943
	Danske Bank A/S	1,617,849	75,551
*^	AP Moller-Maersk A/S	3,634	41,042
*	Vestas Wind Systems A/S	612,634	39,610
	Novozymes A/S	152,713	15,959
*	Jyske Bank A/S	194,858	15,645
^	DSV, De Sammensluttede
	Vognmaend A/S	66,901	13,726
^	Danisco A/S	161,856	13,054
	Carlsberg A/S B Shares	105,220	11,785
*	Topdanmark A/S	59,456	11,658
	Sydbank A/S	207,488	11,626
^	FLS Industries A/S
	B Shares	140,127	10,565
*	William Demant A/S	94,495	9,109
* ^	GN Store Nord A/S	671,698	7,675
	Trygvesta A/S	89,542	7,587
^	Coloplast A/S B Shares	87,897	7,564
	NKT Holding A/S	61,773	5,423
^	Bang & Olufsen A/S
	B Shares	35,375	4,584
	Codan A/S	45,011	4,350

12

European Stock Index Fund

			Market
			Value•
		Shares	($000)
^	H. Lundbeck A/S	173,684	4,180
^	D/S Torm A/S	48,301	3,386
	East Asiatic Co. A/S	55,900	2,911
			394,933
Finland (2.2%)
* ^	Nokia Oyj	13,541,982	341,610
	Fortum Oyj	1,460,798	45,228
^	Sampo Oyj A Shares	1,405,067	43,774
	UPM-Kymmene Oyj	1,730,562	42,650
	Stora Enso Oyj R Shares	1,921,083	35,056
^	Metso Oyj	421,673	23,062
	Kone Oyj	252,734	15,236
^	Kesko Oyj	217,688	15,103
^	Neste Oil Oyj	424,734	14,996
	Rautaruuki Oyj	276,523	14,911
^	YIT Oyj	416,280	14,755
	Elisa Oyj Class A	495,083	14,407
	Wartsila Oyj B Shares	212,005	14,175
	Outokumpu Oyj A Shares	328,572	10,918
^	Nokian Renkaat Oyj	342,395	10,513
	TietoEnator Oyj B Shares	251,927	7,941
	Cargotec Corp.	126,241	7,810
	Uponor Oyj	180,831	7,464
	KCI Konecranes Oyj	186,996	6,721
	Orion Oyj	282,316	6,707
	SanomaWSOY Oyj	211,312	6,239
	OKO Bank (Osuuspankkien
	Keskuspankki Oyj)	312,823	5,936
	Amer Sports Oyj A Shares	235,099	5,213
			710,425
France (14.3%)
	Total SA	7,217,311	532,046
	BNP Paribas SA	2,769,374	321,276
	Sanofi-Aventis	3,367,002	308,205
	Societe Generale Class A	1,219,732	258,490
	AXA	5,529,492	253,879
^	Suez SA	3,367,108	191,896
	France Telecom SA	5,595,373	163,621
^	Vivendi SA	3,819,395	157,547
^	Carrefour SA	1,981,489	152,299
	Groupe Danone	784,196	128,937
^	L’Oreal SA	951,825	113,908
	Cie. de St. Gobain SA	1,043,717	111,448
^	Schneider Electric SA	751,387	105,976
^	Vinci SA	658,588	105,936
	L’Air Liquide SA
	(Registered)	399,155	98,955
	LVMH Louis Vuitton
	Moet Hennessy	810,106	94,427
	Credit Agricole SA	2,178,896	91,752
	Alcatel-Lucent	6,537,802	86,343
	Lafarge SA	495,495	80,442
	Renault SA	612,504	79,512
	Veolia Environnement	944,255	77,931

			Market
			Value•
		Shares	($000)
	Pernod Ricard SA	298,651	63,594
	Accor SA	666,618	62,790
	Compagnie Generale
	des Etablissements
	Michelin SA	474,245	60,423
*	Alstom	365,826	54,394
^	Bouygues SA	675,280	53,807
	STMicroelectronics NV	2,257,573	44,058
^	Unibail Co.	151,858	42,093
	PSA Peugeot Citroen	504,269	40,915
	Essilor International SA	325,202	39,200
	Pinault-Printemps-
	Redoute SA	218,823	38,029
	Vallourec SA	131,448	35,800
^	Cap Gemini SA	452,339	34,214
^	Lagardere S.C.A.	400,252	31,458
	Hermes International	211,972	30,608
	Gaz de France	650,791	30,539
^	Technip SA	349,545	27,566
	Sodexho Alliance SA	315,607	25,016
	Publicis Groupe SA	460,667	21,918
	Air France	400,703	20,436
^	CNP Assurances	147,298	18,777
	Thales SA	293,441	17,830
	Thomson SA	858,267	16,539
*	Atos Origin SA	224,193	16,074
	Etablissements
	Economiques du Casino
	Guichard-Perrachon SA	144,137	15,484
	Neopost SA	105,926	15,351
	Alcatel-Lucent ADR	1,093,439	14,488
^	Societe Television
	Francaise 1	393,916	13,538
^	Safran SA	549,146	13,266
	Valeo SA	230,870	13,265
*	Business Objects SA	318,378	11,916
	Klepierre	60,840	11,732
	SCOR SA	391,927	11,499
	Dassault Systemes SA	189,406	11,213
	Zodiac SA	136,797	10,500
	Imerys SA	105,740	10,113
^	PagesJaunes SA	416,700	9,646
^	Gecina SA	41,212	7,792
*^	M6 Metropole Television	216,330	7,690
	Societe des Autoroutes
	Paris-Rhin-Rhone	74,868	7,374
	Societe BIC SA	89,537	6,542
*	Schneider Electric SA New	42,174	5,762
			4,538,075
Germany (11.5%)
^	Allianz AG	1,496,500	340,434
	Siemens AG	2,799,499	337,774
^	E.On AG	2,059,630	308,081
	Deutsche Bank AG	1,717,702	263,480

13

European Stock Index Fund

			Market
			Value•
		Shares	($000)
	DaimlerChrysler AG
	(Registered)	2,703,189	218,825
^	BASF AG	1,616,074	192,816
^	Deutsche Telekom AG	9,374,327	170,702
^	Bayer AG	2,401,280	165,189
^	RWE AG	1,471,301	155,079
^	SAP AG	2,933,056	141,144
^	Muenchener
	Rueckversicherungs-
	Gesellschaft AG
	(Registered)	683,309	121,379
^	Commerzbank AG	2,064,737	103,087
	Deutsche Post AG	2,566,136	88,343
^	Volkswagen AG	563,879	85,192
^	Deutsche Boerse AG	337,305	79,168
	ThyssenKrupp AG	1,191,130	63,633
^	Continental AG	434,162	60,434
^	Man AG	419,612	55,712
	Porsche AG	26,045	43,491
	Metro AG	535,939	41,226
	Linde AG	363,316	40,645
^	Adidas AG	671,529	39,948
*	Infineon Technologies AG	2,472,551	38,356
^	Volkswagen AG Pfd.	348,086	35,227
^	Fresenius Medical Care AG	208,110	31,155
	Henkel KGaA	196,437	30,812
	Hypo Real Estate
	Holding AG	443,316	29,532
^	Merck KGaA	213,722	28,330
^	Deutsche Postbank AG	271,200	26,458
	DaimlerChrysler AG	327,337	26,354
^	Deutsche Lufthansa AG	757,289	22,636
	Salzgitter AG	135,830	22,336
	Depfa Bank PLC	1,167,735	21,650
^	Beiersdorf AG	291,547	20,941
^	Celesio AG	281,134	20,075
	TUI AG	705,150	19,361
^	Puma AG	39,725	18,041
^	Altana AG	231,827	17,237
	Hochtief AG	139,096	14,613
^	IVG Immobilien AG	286,841	12,859
^	RWE AG Pfd.	128,422	12,595
^	Rheinmetall AG	118,712	11,746
^	Bilfinger Berger AG	122,550	11,509
	Wincor Nixdorf AG	103,714	10,109
^	Solarworld AG	120,177	10,029
	ProSieben Sat.1 Media AG	270,714	9,831
	Heidelberger
	Druckmaschinen AG	193,223	9,115
* ^	Qiagen NV	471,152	8,416
*	Karstadt Quelle AG	209,152	8,043
	Douglas Holding AG	104,156	6,587
^	MLP AG	199,114	4,934
*^	Premier AG	216,587	4,551
	Suedzucker AG	217,923	4,458
			3,663,678

			Market
			Value•
		Shares	($000)
Greece (0.9%)
	National Bank of Greece SA	1,066,989	59,767
	Alpha Credit Bank SA	1,280,230	38,963
	EFG Eurobank Ergasias	759,975	31,624
	Greek Organization of
	Football Prognostics	738,118	27,929
	Bank of Piraeus	710,256	25,738
*	Hellenic Telecommunication
	Organization SA	876,037	25,180
	Coca-Cola Hellenic
	Bottling Co. SA	358,030	15,523
	National Bank of Greece
	SA ADR	951,610	10,867
	Titan Cement Co. SA	190,300	10,832
	Cosmote Mobile
	Communications SA	330,946	10,401
	Public Power Corp.	343,530	9,004
	Viohalco, Hellenic Copper &
	Aluminum Industry SA	329,678	5,595
	Hellenic Technodomiki
	Tev SA	390,794	5,361
	Hellenic Petroleum SA	354,650	5,356
*	Hellenic
	Telecommunications
	Organization SA ADR	356,798	5,227
	Motor Oil (Hellas) Corinth
	Refineries SA	147,703	4,214
	Hellenic Exchanges SA	149,950	3,551
	Folli-Follie SA	54,580	2,205
*	Intracom SA	290,080	1,640
	Technical Olympic SA	251,589	561
			299,538
Ireland (1.2%)
	Allied Irish Banks PLC	2,910,496	88,146
	CRH PLC	1,787,846	78,360
	Bank of Ireland	3,227,153	69,262
	Irish Life & Permanent PLC	908,061	24,040
*	Elan Corp. PLC	1,376,810	18,903
	C&C Group PLC	1,028,393	17,240
	Kerry Group PLC A Shares	431,870	12,906
	Kingspan Group PLC	419,557	11,752
*	Grafton Group PLC	747,007	11,069
	DCC PLC	265,705	8,897
	IAWS Group PLC	356,480	8,837
	Independent News &
	Media PLC	1,893,099	8,816
*	Ryanair Holdings PLC	874,950	7,178
	Paddy Power PLC	151,600	4,219
*	Ryanair Holdings PLC ADR	80,107	3,739
	Greencore Group PLC	521,725	3,264
*	Total Produce PLC	1,028,731	1,081
*	Elan Corp. PLC ADR	45,229	628
			378,337

14

European Stock Index Fund

			Market
			Value•
		Shares	($000)
Italy (5.6%)
	Eni SpA	8,609,899	285,536
	Unicredito Italiano SpA	25,836,141	265,449
*	Intesa Sanpaolo SpA	23,512,129	197,009
	Enel SpA	14,288,658	162,383
	Assicurazioni Generali SpA	3,168,517	145,738
	Telecom Italia SpA	35,400,012	106,214
	Unione Di Banche
	Italiane ScpA	2,008,193	60,766
	Capitalia SpA	5,579,612	53,126
*	Fiat SpA	1,806,253	53,064
	Telecom Italia SpA RNC	19,929,834	48,688
	Banco Popolare di Verona
	e Novara Scarl SpA	1,241,388	41,445
	Mediobanca Banca di
	Credito Finanziaria SpA	1,616,391	37,414
	Autostrade SpA	946,613	31,254
	Finmeccanica SpA	982,502	30,203
	Mediaset SpA	2,539,309	28,715
*	Intesa Sanpaolo SpA
	Non Convertible Risp.	3,082,365	24,843
	Banca Monte dei Paschi
	di Siena SpA	3,644,569	24,644
	Banca Popolare di
	Milano SpA	1,372,851	23,080
	Snam Rete Gas SpA	3,232,725	20,648
	Alleanza Assicurazioni SpA	1,399,725	19,656
	Luxottica Group SpA	457,672	15,886
	Terna SpA	3,969,953	14,805
	Fondiaria - Sai SpA	243,298	12,885
	Pirelli & C. Accomandita
	per Azioni SpA	9,522,623	11,879
	Compagnia Assicuratrice
	Unipol SpA	2,965,325	10,999
	Seat Pagine Gialle SpA	13,583,772	8,857
*	Lottomatica SpA	198,075	8,108
	Bulgari SpA	492,545	7,526
	Italcementi SpA	235,230	7,515
^	Mediolanum SpA	842,360	7,322
	Autogrill SpA	336,265	6,690
^	Mondadori (Arnoldo)
	Editore SpA	382,998	4,216
	Benetton Group SpA	211,190	3,663
*	Tiscali SpA	919,260	3,412
^	Gruppo Editoriale
	L’Espresso SpA	578,015	3,016
*	Parmalat Finanziaria SpA	569,830	—
			1,786,654
Netherlands (5.8%)
^	ABN-AMRO Holding NV	5,999,767	291,102
	ING Groep NV	6,198,357	282,328
	Unilever NV	5,670,743	173,054
	Koninklijke (Royal) Philips
	Electronics NV	3,862,208	158,606
	Arcelor Mittal	2,619,418	140,011

			Market
			Value•
		Shares	($000)
	Koninklijke KPN NV	6,397,092	108,612
	Aegon NV	4,657,488	96,127
	Akzo Nobel NV	899,047	72,153
*	Koninklijke Ahold NV	5,144,842	65,531
	TNT NV	1,443,826	64,930
	Reed Elsevier NV	2,347,929	44,134
	Heineken NV	810,290	43,374
*	ASML Holding NV	1,566,057	42,543
	European Aeronautic
	Defence and Space Co.	1,078,644	34,524
^	Koninklijke Numico NV	567,013	31,246
^	Wolters Kluwer NV	970,485	28,746
	Rodamco Europe NV	177,859	26,193
	Koninklijke DSM NV	501,001	23,899
	SBM Offshore NV	464,531	16,645
	Vedior NV	566,298	15,041
	Randstad Holding NV	153,186	11,976
	Corio NV	132,853	11,769
	Fugro NV	191,414	10,376
	Wereldhave NV	68,890	9,966
	Hagemeyer NV	1,706,978	8,076
	Oce NV	261,233	4,918
^	Corporate Express	354,292	4,760
*^	Getronics NV	403,603	3,687
	Aegon NV (New York) ARS	172,787	3,573
*	ASML Holding (New York)	38,580	1,051
			1,828,951
Norway (1.4%)
	Norsk Hydro ASA	2,340,091	80,659
	Statoil ASA	2,149,290	60,151
	Orkla ASA	3,100,080	49,420
	Telenor ASA	2,500,783	46,539
	DnB NOR ASA	2,210,876	31,543
	Yara International ASA	678,121	19,777
*	Petroleum
	Geo-Services ASA	565,805	15,476
*	Acergy SA	643,445	13,762
	Aker Kvaerner ASA	545,705	12,788
	Storebrand ASA	741,345	12,552
*	SeaDrill Ltd.	759,909	12,343
	Prosafe ASA	682,350	10,483
*	Marine Harvest	8,620,988	9,206
	Norske Skogindustrier ASA	562,552	8,608
	Tandberg ASA	401,250	8,479
*	TGS Nopec
	Geophysical Co. ASA	352,906	8,071
	Schibsted ASA	160,487	7,347
^	Frontline Ltd.	171,584	6,420
*^	Det Norske Oljeselskap
	(DNO) ASA	2,706,379	5,260
^	Tomra Systems ASA	568,453	4,583
*^	Ocean Rig ASA	588,991	3,944
	Stolt-Nielsen SA	129,505	3,909
			431,320

15

European Stock Index Fund

		Market
		Value•
	Shares	($000)
Portugal (0.5%)
Portugal Telecom SGPS SA	2,613,736	37,311
Electricidade de
Portugal SA	6,651,932	36,401
Banco Comercial
Portugues SA	7,166,932	30,080
Banco Espirito Santo SA	663,396	13,308
Brisa-Auto Estradas de
Portugal SA	987,589	13,039
Banco BPI SA	1,007,028	8,642
Sonae SGPS SA	2,629,103	7,147
Cimpor-Cimento
de Portugal SA	774,504	7,072
PT Multimedia-Servicos
de Telecomunicacoes
e Multimedia, SGPS, SA	256,162	4,282
Jeronimo Martins &
Filho, SGPS, SA	125,776	3,600
* Sonae Industria-SGPS SA	231,833	2,954
		163,836
Spain (5.7%)
Banco Santander Central
Hispano SA	19,649,227	353,680
Telefonica SA	14,488,367	325,429
Banco Bilbao Vizcaya
Argentaria SA	11,746,491	280,864
Endesa SA	2,451,064	133,904
Iberdrola SA	2,323,069	115,058
Repsol YPF SA	2,624,598	86,469
Banco Popular Espanol SA	2,813,763	55,733
Altadis SA	847,112	55,309
ACS, Actividades
de Contruccion y
Servisios, SA	816,832	50,632
Industria de Diseno
Textil SA	721,548	44,389
Iberdrola SA
(London Shares)	711,016	35,232
Gas Natural SDG SA	592,414	29,804
Abertis Infraestructuras SA	755,353	24,167
Grupo Ferrovial, SA	208,883	22,682
Acciona SA	94,598	21,102
Gamesa Corporacion
Tecnologica, SA	562,962	19,395
Union Fenosa SA	352,645	19,269
Sacyr Vallehermoso SA	329,304	17,197
Acerinox SA	601,402	14,199
Fomento de Construc
y Contra SA	151,374	14,076
Cintra Concesiones de
Infraestructuras de
Transport SA	682,737	12,227
Indra Sistemas, SA	407,816	10,039
Corporacion Mapfre SA	1,880,280	9,793

			Market
			Value•
		Shares	($000)
	Iberia (Linea Aerea Espana)	1,570,283	8,075
	Sociedad General de Aguas
	de Barcelona SA	197,554	7,191
	Ebro Puleva SA	277,384	6,422
	Telefonica SA ADR	87,308	5,906
	NH Hoteles SA	254,624	5,717
	Promotora de
	Informaciones SA	253,883	5,695
*	Antena 3 Television	262,087	5,618
*	Sogecable SA	136,303	5,545
*	Zeltia SA	532,979	4,596
			1,805,414
	Sweden (3.9%)
	Telefonaktiebolaget
	LM Ericsson AB Class B	49,022,969	187,322
	Nordea Bank AB	6,863,100	118,675
	Hennes & Mauritz AB
	B Shares	1,569,882	103,781
	Volvo AB-B Shares	3,598,520	70,647
^	Sandvik AB	3,334,845	63,606
	Skandinaviska Enskilda
	Banken AB A Shares	1,535,017	56,216
^	TeliaSonera AB	6,682,562	54,084
^	Svenska Handelsbanken AB
	A Shares	1,685,380	51,381
^	Atlas Copco AB A Shares	1,110,456	42,154
	Svenska Cellulosa AB
	B Shares	620,276	31,901
	Scania AB Class B	330,813	31,607
	Volvo AB-A Shares	1,568,900	31,124
^	SKF AB B Shares	1,341,861	29,239
	Skanska AB B Shares	1,244,748	28,798
^	Atlas Copco AB Class
	B Shares	691,655	24,827
	Boliden AB	957,417	23,796
^	Electrolux AB Series B	890,765	23,156
^	Assa Abloy AB	1,032,211	23,096
^	Alfa Laval AB	313,776	19,073
	Tele2 AB B Shares	1,074,981	18,401
^	Swedish Match AB	995,427	18,375
	SSAB Svenskt Stal AB
	Series A	499,965	17,640
^	Husqvarna AB-B Shares	882,086	16,131
^	Securitas AB B Shares	1,031,982	15,675
^	Getinge AB B Shares	593,743	13,598
*	Modern Times Group AB
	B Shares	169,918	9,901
^	Trelleborg AB B Shares	270,044	8,327
* ^	Lundin Petroleum AB	726,454	7,999
	Holmen AB	173,538	7,733
	Castellum AB	508,404	7,719
^	Eniro AB	571,133	7,614
^	Kungsleden AB	453,604	7,321

16

European Stock Index Fund

			Market
			Value•
		Shares	($000)
	SSAB Svenskt Stal AB
	Series B	218,509	7,221
	Oriflame Cosmetics SA	132,626	6,962
	Fabege AB	256,252	6,826
	Nobia AB	483,894	6,609
	OMX AB	256,043	6,112
*	SAS AB	245,733	5,557
	Elekta AB B Shares	280,355	4,947
	D. Carnegie & Co. AB	228,040	4,510
	Axfood AB	99,764	4,036
*	Securitas Systems AB
	B Shares	1,018,915	3,766
*	Securitas Direct AB
	B Shares	1,046,804	3,259
*	Volvo AB-
	B Redemption Shares	714,294	2,666
^	Hoganas AB B Shares	85,074	2,557
	Wihlborgs Fastigheter AB	105,954	2,293
^	Billerud Aktiebolag	143,302	2,175
*	Telelogic AB	826,100	2,135
*	Volvo AB-
	A Redemption Shares	311,135	1,161
			1,243,709
Switzerland (9.9%)
	Nestle SA (Registered)	1,325,273	524,634
	Novartis AG (Registered)	7,699,773	447,324
	Roche Holdings AG	2,323,403	437,513
	UBS AG	6,543,019	425,224
	Credit Suisse Group
	(Registered)	3,814,163	299,346
	Zurich Financial Services AG	478,344	138,801
	ABB Ltd.	6,855,094	136,983
	Swiss Re (Registered)	1,114,379	104,752
	Cie. Financiere
	Richemont AG	1,726,338	104,036
	Holcim Ltd. (Registered)	663,654	71,091
	Syngenta AG	344,107	68,357
	Swatch Group AG (Bearer)	107,056	30,675
	Adecco SA (Registered)	436,583	30,019
	Nobel Biocare Holding AG	78,097	28,118
	Geberit AG	13,079	23,227
	Swisscom AG	65,643	23,181
	Synthes, Inc.	157,000	20,507
	Givaudan SA	20,289	19,003
	SGS Societe Generale de
	Surveillance Holding SA
	(Registered)	14,204	18,042
	Kuehne &
	Nagel International AG	178,906	16,340
	Sulzer AG (Registered)	12,028	15,811
*	Logitech International SA	570,503	15,486
	CIBA Specialty
	Chemicals AG
	(Registered)	234,323	15,482

			Market
			Value•
		Shares	($000)
	Phonak Holding AG	154,090	13,631
	Clariant AG	759,632	12,560
	Lonza AG (Registered)	124,623	12,179
*	OC Oerlikon Corp AG	20,965	11,280
	Schindler Holding AG	169,492	10,821
	Swatch Group AG
	(Registered)	173,573	10,092
	PSP Swiss Property AG	155,035	9,269
	Rieter Holding AG	14,797	8,179
	Straumann Holding AG	25,485	7,442
*	SIG Holding AG-
	(Registered)	19,741	7,061
	Kuoni Reisen Holding AG
	(Registered)	9,403	5,887
	UBS AG
	(New York Shares)	70,740	4,591
^	Kudelski SA	108,324	4,154
^	Micronas Semiconductor
	Holding AG	109,661	2,264
			3,133,362
	United Kingdom (32.6%)
	HSBC Holdings PLC	38,263,599	706,004
	BP PLC	60,871,793	682,897
	GlaxoSmithKline PLC	19,034,801	549,026
	Vodafone Group PLC	164,091,169	466,832
	Royal Bank of
	Scotland Group PLC	10,451,565	400,177
	Royal Dutch Shell PLC
	Class B	9,125,268	321,349
	Barclays PLC	21,524,574	310,744
	Royal Dutch Shell PLC
	Class A
	(Amsterdam Shares)	8,492,604	294,934
	AstraZeneca Group PLC	5,066,237	275,533
	HBOS PLC	12,438,423	266,924
	Anglo American PLC	4,700,175	247,513
	Tesco PLC	26,321,421	242,045
	Lloyds TSB Group PLC	18,626,984	215,092
	Rio Tinto PLC	3,394,782	206,284
	Diageo PLC	8,996,452	189,644
	BHP Billiton PLC	7,866,574	175,773
	BT Group PLC	27,449,927	172,670
	BG Group PLC	11,276,116	162,489
	British American
	Tobacco PLC	5,118,859	158,431
	National Grid Transco PLC	8,991,910	141,185
	Aviva PLC	8,473,649	132,942
	Royal Dutch Shell PLC
	Class A	3,755,582	130,450
	Unilever PLC	4,116,098	128,780
	Prudential PLC	8,083,129	120,109
	Reckitt Benckiser PLC	2,011,257	110,029
	Xstrata PLC	2,027,486	105,504

17

European Stock Index Fund

		Market
		Value•
	Shares	($000)
Imperial
Tobacco Group PLC	2,240,716	97,666
BAE Systems PLC	10,668,896	96,713
Centrica PLC	12,108,003	93,299
Cadbury Schweppes PLC	6,924,390	91,546
Scottish &
Southern Energy PLC	2,845,247	85,057
Marks &
Spencer Group PLC	5,580,522	82,317
SABMiller PLC	2,977,447	70,381
Man Group PLC	5,939,985	66,510
Legal &
General Group PLC	21,590,024	66,211
Old Mutual PLC	17,243,946	61,199
Alliance Boots PLC	2,719,573	60,679
Land Securities Group PLC	1,549,990	60,341
Rolls-Royce Group PLC	5,864,637	55,866
J. Sainsbury PLC	4,817,713	54,896
Reed Elsevier PLC	4,169,632	52,800
Wolseley PLC	2,173,767	52,297
WPP Group PLC	3,496,973	51,776
British Land Co., PLC	1,717,147	50,156
Compass Group PLC	6,900,807	49,907
Pearson PLC	2,664,714	45,581
Standard Life PLC	6,964,196	44,986
United Utilities PLC	2,899,667	43,222
British Sky
Broadcasting Group PLC	3,767,693	43,153
International Power PLC	4,930,666	43,112
Kingfisher PLC	7,792,814	42,196
Imperial Chemical
Industries PLC	3,944,946	41,771
Smiths Group PLC	1,883,134	40,606
Reuters Group PLC	4,272,909	40,599
Hanson Building
Materials PLC	2,355,956	40,101
Smith & Nephew PLC	3,114,205	38,858
BP PLC ADR	575,360	38,733
Experian Group Ltd.	3,367,886	38,051
3i Group PLC	1,538,239	35,335
Next PLC	751,001	35,029
Royal & Sun Alliance
Insurance Group PLC	9,866,636	32,536
Scottish & Newcastle PLC	2,646,133	32,472
ITV PLC	12,861,294	30,613
Cable and Wireless PLC	8,101,725	29,817
Vodafone Group PLC ADR	1,030,225	29,598
Resolution PLC	2,266,208	29,172
Amvescap PLC	2,468,728	28,968
Capita Group PLC	2,036,887	28,615
Hammerson PLC	943,241	28,526
Carnival PLC	565,467	28,478
Intercontinental
Hotels Group, PLC	1,174,873	28,345

			Market
			Value•
		Shares	($000)
	Home Retail Group	2,902,417	26,346
	Persimmon PLC	938,930	25,109
	Enterprise Inns PLC	1,961,456	24,985
	Yell Group PLC	2,569,808	24,880
	Whitbread PLC	648,723	24,360
	Slough Estates PLC	1,560,033	23,889
	Severn Trent PLC	770,304	22,784
	Johnson Matthey PLC	725,394	22,709
	Punch Taverns PLC	876,895	22,646
	The Sage Group PLC	4,279,893	22,462
	Kelda Group PLC	1,185,874	21,942
	Liberty International PLC	899,959	21,579
	Mitchells & Butlers PLC	1,336,025	21,128
	Friends Provident PLC	5,599,886	21,084
	Barratt Developments PLC	966,327	20,803
	Rentokil Initial PLC	6,004,920	20,696
	Rexam PLC	1,931,106	20,215
	Tate & Lyle PLC	1,620,929	20,100
	Burberry Group PLC	1,460,029	20,058
	DSG International PLC	6,066,020	19,418
*	British Airways PLC	1,888,181	18,995
	FirstGroup PLC	1,439,060	18,895
	Taylor Woodrow PLC	1,910,653	18,409
	GKN PLC	2,333,893	17,843
	LogicaCMG PLC	4,827,659	17,609
	Group 4 Securicor PLC	3,788,596	17,302
*	Invensys PLC	2,633,285	17,286
	Ladbrokes PLC	2,077,265	16,839
	Daily Mail and
	General Trust PLC	984,785	16,403
	Inchcape PLC	1,455,659	16,394
	Hays PLC	4,830,380	16,320
	ICAP PLC	1,592,219	16,024
	Investec PLC	1,128,435	15,969
	Bunzl PLC	1,124,945	15,902
	Serco Group PLC	1,577,362	15,477
	Cobham PLC	3,722,164	15,424
	George Wimpey PLC	1,319,796	15,289
	Travis Perkins PLC	382,395	15,243
	Tomkins PLC	2,835,279	14,948
	Signet Group PLC	5,681,388	13,950
	William Hill PLC	1,171,488	13,947
	United Business
	Media PLC	836,390	13,454
	London Stock
	Exchange PLC	526,383	13,145
	Meggitt PLC	2,152,234	13,096
	Balfour Beatty PLC	1,415,470	13,092
	Provident Financial PLC	847,296	13,032
	IMI PLC	1,119,007	12,646
	Michael Page
	International PLC	1,093,699	12,519
	EMI Group PLC	2,650,398	12,311
	Amec PLC	1,103,447	12,249

18

European Stock Index Fund

			Market
			Value•
		Shares	($000)
	ARM Holdings PLC	4,450,913	11,842
	Kesa Electricals PLC	1,747,638	11,743
	EMAP PLC	716,001	11,485
*	Charter PLC	551,012	11,254
	Bellway PLC	373,386	11,244
	National
	Express Group PLC	450,547	10,948
	Schroders PLC	407,342	10,428
*	The Berkeley Group
	Holdings PLC	300,469	10,344
	Trinity Mirror PLC	965,976	10,283
	Arriva PLC	655,407	9,852
	Stagecoach Group PLC	2,666,306	9,845
	Intertek Testing
	Services PLC	518,585	9,601
	First Choice Holidays PLC	1,665,051	9,532
	Cattles PLC	1,195,215	9,485
	Aggreko PLC	844,411	9,436
	Bovis Homes Group PLC	399,969	8,962
	Electrocomponents PLC	1,437,573	8,775
	Close Brothers Group PLC	437,095	8,467
	Cookson Group PLC	639,012	8,394
	Misys PLC	1,656,552	8,233
	Brixton PLC	845,348	8,046
^	Carphone Warehouse PLC	1,324,762	7,936
	Aegis Group PLC	2,837,089	7,870
	Great Portland Estates PLC	544,471	7,790
	BBA Aviation PLC	1,367,540	7,689
	De La Rue Group PLC	537,113	7,598
	Biffa PLC	1,149,451	7,473
	The Davis
	Service Group PLC	558,263	7,049
	Tullett Prebon PLC	701,290	7,039
*	CSR PLC	425,522	6,463
*	Galiform PLC	1,967,645	6,437
	WPP Group PLC ADR	78,406	5,822
	SSL International PLC	630,127	5,444
	Premier Farnell PLC	1,195,523	5,189
	Rank Group PLC	1,279,678	5,111
	FKI PLC	1,919,181	4,596
*	Collins Stewart PLC	696,403	3,548
*	PartyGaming PLC	3,258,237	3,101
	HMV Group PLC	1,323,364	2,969
			10,375,978
Total Common Stocks
(Cost $20,769,240)			31,619,265

			Market
			Value•
		Shares	($000)
Temporary Cash Investments (12.2%)[1]
Money Market Fund (12.2%)
2	Vanguard Market
	Liquidity Fund,
	5.259%—Note E	3,823,255,535	3,823,256
2	Vanguard Market
	Liquidity Fund, 5.259%	40,672,951	40,673
			3,863,929

		Face
		Amount
		($000)
U.S. Agency Obligations (0.0%)
3	Federal Home Loan
	Mortgage Corp.
4	5.197%, 7/9/07	5,000	4,951
3	Federal National
	Mortgage Association
4	5.189%, 7/25/07	2,000	1,976
			6,927
Total Temporary Cash Investments
(Cost $3,870,856)			3,870,856
Total Investments (111.6%)
(Cost $24,640,096)			35,490,121
Other Assets and Liabilities (–11.6%)
Other Assets—Note B			800,477
Security Lending Collateral
	Payable to Brokers—Note E		(3,823,256)
Other Liabilities			(669,530)
			(3,692,309)
Net Assets (100%)			31,797,812

19

European Stock Index Fund

At April 30, 2007, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	20,630,283
Undistributed Net Investment Income	276,501
Accumulated Net Realized Gains	28,064
Unrealized Appreciation
Investment Securities	10,850,025
Futures Contracts	7,956
Foreign Currencies and
Forward Currency Contracts	4,983
Net Assets	31,797,812

Investor Shares—Net Assets
Applicable to 562,036,123 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	22,292,569
Net Asset Value Per Share—
Investor Shares	$39.66

Admiral Shares—Net Assets
Applicable to 30,952,102 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,884,653
Net Asset Value Per Share—
Admiral Shares	$93.20

Amount
($000)
Signal Shares—Net Assets
Applicable to 406,564 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	14,662
Net Asset Value Per Share—
Signal Shares	$36.06

Institutional Shares—Net Assets
Applicable to 109,894,535 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,364,694
Net Asset Value Per Share—
Institutional Shares	$39.72

ETF Shares—Net Assets
Applicable to 30,066,716 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,241,234
Net Asset Value Per Share—
ETF Shares	$74.54

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 11.7%, respectively, of net assets. See Note C in Notes to Financial Statements.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4 Securities with a value of $6,927,000 have been segregated as initial margin for open futures contracts.

5 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

ADR—American Depositary Receipt.

20

European Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2007
($000)
Investment Income
Income
Dividends[1]	396,735
Interest[2]	3,204
Security Lending	2,435
Total Income	402,374
Expenses
The Vanguard Group—Note B
Investment Advisory Services	446
Management and Administrative—Investor Shares	18,710
Management and Administrative—Admiral Shares	1,331
Management and Administrative—Signal Shares	8
Management and Administrative—Institutional Shares	1,162
Management and Administrative—ETF Shares	823
Marketing and Distribution—Investor Shares	2,249
Marketing and Distribution—Admiral Shares	184
Marketing and Distribution—Signal Shares	—
Marketing and Distribution—Institutional Shares	457
Marketing and Distribution—ETF Shares	189
Custodian Fees	3,045
Shareholders’ Reports—Investor Shares	69
Shareholders’ Reports—Admiral Shares	4
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	16
Trustees’ Fees and Expenses	14
Total Expenses	28,708
Net Investment Income	373,666
Realized Net Gain (Loss)
Investment Securities Sold	99,281
Futures Contracts	4,167
Foreign Currencies and Forward Currency Contracts	5,478
Realized Net Gain (Loss)	108,926
Change in Unrealized Appreciation (Depreciation)
Investment Securities	3,891,320
Futures Contracts	3,775
Foreign Currencies and Forward Currency Contracts	4,368
Change in Unrealized Appreciation (Depreciation)	3,899,463
Net Increase (Decrease) in Net Assets Resulting from Operations	4,382,055

1 Dividends are net of foreign withholding taxes of $37,680,000.

2 Interest income from an affiliated company of the fund was $2,756,000.

21

European Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	373,666	618,399
Realized Net Gain (Loss)	108,926	436,790
Change in Unrealized Appreciation (Depreciation)	3,899,463	3,893,796
Net Increase (Decrease) in Net Assets Resulting from Operations	4,382,055	4,948,985
Distributions
Net Investment Income
Investor Shares	(460,764)	(283,561)
Admiral Shares	(62,628)	(37,265)
Signal Shares	(341)	—
Institutional Shares	(90,854)	(50,291)
ETF Shares	(39,981)	(7,061)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(654,568)	(378,178)
Capital Share Transactions—Note F
Investor Shares	2,792,496	2,675,066
Admiral Shares	367,528	374,593
Signal Shares	671	11,714
Institutional Shares	744,522	708,374
ETF Shares	809,813	890,919
Net Increase (Decrease) from Capital Share Transactions	4,715,030	4,660,666
Total Increase (Decrease)	8,442,517	9,231,473
Net Assets
Beginning of Period	23,355,295	14,123,822
End of Period[1]	31,797,812	23,355,295

1 Net Assets—End of Period includes undistributed net investment income of $276,501,000 and $554,797,000.

22

European Stock Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$34.67	$27.00	$23.77	$19.93	$16.44	$19.50
Investment Operations
Net Investment Income	.496[1]	.92	.67	.54	.44	.39
Net Realized and Unrealized Gain (Loss)
on Investments	5.418	7.45	3.14	3.76	3.45	(3.01)
Total from Investment Operations	5.914	8.37	3.81	4.30	3.89	(2.62)
Distributions
Dividends from Net Investment Income	(.924)	(.70)	(.58)	(.46)	(.40)	(.44)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.924)	(.70)	(.58)	(.46)	(.40)	(.44)
Net Asset Value, End of Period	$39.66	$34.67	$27.00	$23.77	$19.93	$16.44

Total Return[2]	17.34%	31.63%	16.21%	21.89%		–13.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,293	$16,850	$10,759	$7,904	$5,339	$3,870
Ratio of Total Expenses to
Average Net Assets	0.25%*	0.27%	0.27%	0.27%	0.32%	0.33%
Ratio of Net Investment Income to
Average Net Assets	2.73%*	3.35%	2.84%	2.67%	2.76%	2.24%
Portfolio Turnover Rate[3]	3%*	6%	5%	5%	6%	15%

1 Calculated based on average shares outstanding.

2Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months or the $10 annual account maintenance fee applied on balances under $10,000.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

23

European Stock Index Fund

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$81.50	$63.44	$55.84	$46.82	$38.61	$45.77
Investment Operations
Net Investment Income	1.208[1]	2.23	1.611	1.308	1.070	.96
Net Realized and Unrealized Gain (Loss)
on Investments	12.734	17.51	7.396	8.830	8.115	(7.08)
Total from Investment Operations	13.942	19.74	9.007	10.138	9.185	(6.12)
Distributions
Dividends from Net Investment Income	(2.242)	(1.68)	(1.407)	(1.118)	(.975)	(1.04)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.242)	(1.68)	(1.407)	(1.118)	(.975)	(1.04)
Net Asset Value, End of Period	$93.20	$81.50	$63.44	$55.84	$46.82	$38.61

Total Return[2]	17.40%	31.77%	16.32%	21.98%	24.42%	–13.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,885	$2,175	$1,360	$628	$447	$335
Ratio of Total Expenses to
Average Net Assets	0.15%*	0.17%	0.18%	0.18%	0.23%	0.23%
Ratio of Net Investment Income to
Average Net Assets	2.83%*	3.45%	2.93%	2.76%	2.84%	2.41
Portfolio Turnover Rate[3]	3%*	6%	5%	5%	6%	15%

1 Calculated based on average shares outstanding.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

24

European Stock Index Fund

Signal Shares
	Six Months	Oct. 6,
	Ended	2006[1] to
	April 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$31.51	$30.41
Investment Operations
Net Investment Income	.456[2]	.01[2]
Net Realized and Unrealized Gain (Loss) on Investments	4.936	1.09
Total from Investment Operations	5.392	1.10
Distributions
Dividends from Net Investment Income	(.842)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.842)	—
Net Asset Value, End of Period	$36.06	$31.51

Total Return[3]	17.39%	3.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15	$12
Ratio of Total Expenses to Average Net Assets	0.15%*	0.17%*
Ratio of Net Investment Income to Average Net Assets	2.83%*	3.45%*
Portfolio Turnover Rate[4]	3%*	6%

1 Inception.

2 Calculated based on average shares outstanding.

3 Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

25

European Stock Index Fund

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$34.74	$27.05	$23.80	$19.96	$16.46	$19.52
Investment Operations
Net Investment Income	.526[1]	.978	.721	.57	.471	.414
Net Realized and Unrealized Gain (Loss)
on Investments	5.424	7.450	3.140	3.76	3.454	(3.015)
Total from Investment Operations	5.950	8.428	3.861	4.33	3.925	(2.601)
Distributions
Dividends from Net Investment Income	(.970)	(.738)	(.611)	(.49)	(.425)	(.459)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.970)	(.738)	(.611)	(.49)	(.425)	(.459)
Net Asset Value, End of Period	$39.72	$34.74	$27.05	$23.80	$19.96	$16.46

Total Return[2]	17.42%	31.83%	16.42%	22.03%	24.49%	–13.71%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,365	$3,113	$1,827	$988	$649	$311
Ratio of Total Expenses to
Average Net Assets	0.12%*	0.12%	0.12%	0.12%	0.17%	0.18%
Ratio of Net Investment Income to
Average Net Assets	2.86%*	3.50%	2.99%	2.77%	2.96%	2.46%
Portfolio Turnover Rate[3]	3%*	6%	5%	5%	6%	15%

1 Calculated based on average shares outstanding.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

26

European Stock Index Fund

ETF Shares
	Six Months	Year	March 4,
	Ended	Ended	2005[1] to
	April 30,	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005
Net Asset Value, Beginning of Period	$65.21	$50.80	$50.96
Investment Operations
Net Investment Income	1.021[2]	1.80	1.04
Net Realized and Unrealized Gain (Loss) on Investments	10.118	13.99	(1.20)
Total from Investment Operations	11.139	15.79	(.16)
Distributions
Dividends from Net Investment Income	(1.809)	(1.38)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.809)	(1.38)	—
Net Asset Value, End of Period	$74.54	$65.21	$50.80

Total Return	17.39%	31.75%	–0.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,241	$1,205	$178
Ratio of Total Expenses to Average Net Assets	0.15%*	0.18%	0.18%*
Ratio of Net Investment Income to Average Net Assets	2.83%*	3.44%	2.93%*
Portfolio Turnover Rate[3]	3%*	6%	5%

1 Inception.

2 Calculated based on average shares outstanding.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

27

European Stock Index Fund

Notes to Financial Statements

Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard International Equity Index Funds. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when

28

European Stock Index Fund

futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2007, the fund had contributed capital of $2,718,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 2.72% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in

29

European Stock Index Fund

different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2007, the fund realized net foreign currency gains of $2,606,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized gains to undistributed net investment income.

Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. Unrealized appreciation through October 31, 2006, on passive foreign investment company holdings at April 30, 2007, was $17,126,000, all of which has been distributed and is reflected in the balance of undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2006, the fund had available realized losses of $75,315,000 to offset future net capital gains of $30,493,000 through October 31, 2010, and $44,822,000 through October 31, 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At April 30, 2007, the cost of investment securities for tax purposes was $24,657,222,000. Net unrealized appreciation of investment securities for tax purposes was $10,832,899,000, consisting of unrealized gains of $11,006,637,000 on securities that had risen in value since their purchase and $173,738,000 in unrealized losses on securities that had fallen in value since their purchase.

At April 30, 2007, the aggregate settlement value of open futures contracts expiring in June 2007 and the related unrealized appreciation (depreciation) were:

($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
MSCI Pan-Euro Index	4,425	154,164	7,956

At April 30, 2007, the fund had open forward currency contracts to receive and deliver currencies as follows:

					Unrealized
					Appreciation
			Contract Amount (000)		(Depreciation)
Contract Settlement Date		Receive		Deliver	($000)
6/20/2007	EUR	107,068	USD	143,668	2,746
EUR—Euro.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

The fund had net unrealized foreign currency gains of $2,237,000 resulting from the translation of other assets and liabilities at April 30, 2007.

30

European Stock Index Fund

D. During the six months ended April 30, 2007, the fund purchased $4,773,912,000 of investment securities and sold $443,008,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at April 30, 2007, was $3,645,410,000, for which the fund received cash collateral of $3,823,256,000.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2007		October 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	2,956,117	80,246	3,520,497	114,339
Issued in Lieu of Cash Distributions	454,610	12,663	277,433	9,958
Redeemed[1]	(618,231)	(16,813)	(1,122,864)	(36,806)
Net Increase (Decrease)—Investor Shares	2,792,496	76,096	2,675,066	87,491
Admiral Shares
Issued	479,313	5,545	575,431	8,005
Issued in Lieu of Cash Distributions	51,856	615	31,004	474
Redeemed[1]	(163,641)	(1,897)	(231,842)	(3,224)
Net Increase (Decrease)—Admiral Shares	367,528	4,263	374,593	5,255
Signal Shares
Issued	1,619	49	11,828	389
Issued in Lieu of Cash Distributions	341	10	—	—
Redeemed[1]	(1,289)	(38)	(114)	(4)
Net Increase (Decrease)—Signal Shares	671	21	11,714	385
Institutional Shares
Issued	969,957	26,415	1,421,711	45,135
Issued in Lieu of Cash Distributions	80,880	2,251	43,746	1,569
Redeemed[1]	(306,315)	(8,391)	(757,083)	(24,631)
Net Increase (Decrease)—Institutional Shares	744,522	20,275	708,374	22,073
ETF Shares
Issued	809,813	11,595	890,919	14,968
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	809,813	11,595	890,919	14,968

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning November 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

1 Net of redemption fees of $414,000 and $712,000 (fund totals).

31

Pacific Stock Index Fund

Fund Profile

As of April 30, 2007

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	563	562	2,107
Turnover Rate	1%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.24%[3]
Admiral Shares	0.15%[3]
Institutional Shares	0.12%[3]
ETF Shares	0.15%[3]
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	16%	17%	11%
Consumer Staples	5	5	8
Energy	2	2	9
Financials	29	29	27
Health Care	5	5	7
Industrials	16	15	11
Information Technology	9	9	9
Materials	11	11	8
Telecommunication Services	3	3	5
Utilities	4	4	5

Volatility Measures[4]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	0.98	0.67
Beta	1.00	0.92

Ten Largest Holdings[5] (% of total net assets)

Toyota Motor Corp.	automobile manufacturers	4.2%
Mitsubishi UFJ Financial Group	diversified banks	2.2
BHP Billiton Ltd.	diversified metals and mining	2.1
Canon, Inc.	office electronics	1.4
National Australia Bank Ltd.	diversified banks	1.4
Takeda Pharmaceutical Co. Ltd.	pharmaceuticals	1.4
Sumitomo Mitsui Financial Group, Inc.	diversified banks	1.4
Mizuho Financial Group, Inc.	diversified banks	1.4
Commonwealth Bank of Australia	diversified banks	1.4
Honda Motor Co., Ltd.	automobile manufacturers	1.3
Top Ten		18.2%

Market Diversification (% of portfolio)
		Target
	Fund	Index[1]
Japan	70%	70%
Australia	20	20
Hong Kong	6	6
Singapore	3	3
New Zealand	1	1

1 MSCI Pacific Index.

2 MSCI All Country World Index ex USA.

3 Annualized.

4 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 109.

5 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

32

Pacific Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1996–April 30, 2007

Average Annual Total Returns: Periods Ended March 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Pacific Stock Index Fund
Investor Shares[2]	6/18/1990	9.78%	15.62%	4.48%
Admiral Shares[2]	8/13/2001	9.93	15.75	11.60[3]
Institutional Shares[2]	5/15/2000	9.90	15.82	3.90[3]
ETF Shares	3/4/2005
Market Price		9.93	17.94[3]	-—
Net Asset Value		9.20	18.05[3]	—

1 Six months ended April 30, 2007.

2 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or, for Investors Shares, the $10 annual account maintenance fee applied on balances under $10,000.

3 Return since inception.

Note: See Financial Highlights tables on pages 44 through 47 for dividend and capital gains information.

33

Pacific Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.3%)[1]
Australia (19.9%)
	BHP Billiton Ltd.	12,040,212	293,954
	National Australia
	Bank Ltd.	5,609,358	199,258
	Commonwealth Bank of
	Australia	4,443,162	193,749
	Australia & New Zealand
	Bank Group Ltd.	6,333,580	160,026
	Westpac
	Banking Corp., Ltd.	6,334,763	141,430
	Woolworths Ltd.	4,147,890	97,149
	Westfield Group	5,187,030	89,810
	QBE Insurance Group Ltd.	2,868,415	72,741
^	Rio Tinto Ltd.	984,207	67,215
	Macquarie Bank Ltd.	863,924	61,907
	Brambles Ltd.	5,345,640	58,314
	AMP Ltd.	6,457,483	57,313
^	Suncorp-Metway Ltd.	3,168,958	56,097
	Coles Group Ltd.	3,920,192	55,943
	Woodside Petroleum Ltd.	1,607,323	52,262
	Rinker Group Ltd.	3,086,816	47,497
	CSL Ltd.	628,975	45,306
	Wesfarmers Ltd.	1,302,078	42,167
	Telstra Corp. Ltd.	9,879,039	38,165
	Foster’s Group Ltd.	6,980,525	36,852
	Stockland	4,939,735	35,173
	Toll Holdings Ltd.	1,849,863	33,694
	Insurance
	Australia Group Ltd.	5,963,378	29,478
	Macquarie
	Infrastucture Group	9,174,461	28,752
	Macquarie Goodman Group	4,858,744	28,498
	Orica Ltd.	1,068,994	27,816
	GPT Group	6,679,991	27,359
	Tabcorp Holdings Ltd.	1,807,987	27,093
	BlueScope Steel Ltd.	2,502,440	24,847
	Alumina Ltd.	4,001,443	23,624
	Australian Stock
	Exchange Ltd.	588,220	23,303

			Market
			Value•
		Shares	($000)
	Zinifex Ltd.	1,677,051	22,905
	Centro Properties Group	2,910,802	22,523
	Origin Energy Ltd.	2,949,539	22,220
	Newcrest Mining Ltd.	1,150,942	22,218
^	Alinta Ltd.	1,698,501	21,112
	Lend Lease Corp.	1,240,409	20,437
^	Transurban Group	2,872,244	19,156
	Babcock & Brown Ltd.	783,592	19,121
	Santos Ltd.	2,061,280	19,090
	AGL Energy Ltd.	1,493,279	18,978
	Amcor Ltd.	2,986,159	18,394
	AXA Asia Pacific
	Holdings Ltd.	3,002,150	18,291
^	John Fairfax Holdings Ltd.	4,109,391	17,778
^	Aristocrat Leisure Ltd.	1,208,196	16,557
	Tattersall’s Ltd.	3,704,484	15,787
*^	Paladin Resources Ltd.	1,917,521	15,005
	Mirvac Group	3,390,145	14,720
	Qantas Airways Ltd.	3,348,421	14,709
	Boral Ltd.	2,048,418	14,284
	Coca-Cola Amatil Ltd.	1,804,999	14,181
	DB RREEF Trust	9,333,437	13,893
	Leighton Holdings Ltd.	478,835	13,783
	Telstra Corp. Installment
	Receipt Exp. 3/31/08	5,121,695	13,530
	Computershare Ltd.	1,544,170	13,313
	WorleyParsons Ltd.	549,036	12,469
	James Hardie Industries NV	1,603,039	11,759
	Investa Property Group	5,254,346	11,601
	Sonic Healthcare Ltd.	915,498	10,817
	Cochlear Ltd.	189,170	9,908
^	Perpetual Trustees
	Australia Ltd.	141,226	9,441
^	OneSteel Ltd.	1,968,153	9,299
	Caltex Australia Ltd.	463,239	9,282
	CSR Ltd.	3,024,571	9,174
	Macquarie Office Trust	6,836,763	9,076
	CFS Gandel Retail Trust	4,676,949	8,944
	Multiplex Group	2,152,996	8,282
	Publishing &
	Broadcasting Ltd.	471,823	7,988

34

Pacific Stock Index Fund

			Market
			Value•
		Shares	($000)
	JFE Holdings, Inc.	1,921,500	105,621
	Mitsubishi Corp.	4,653,500	99,196
	Mitsui & Co., Ltd.	5,347,600	96,159
	East Japan Railway Co.	11,710	94,956
	Millea Holdings, Inc.	2,469,500	91,505
	Nippon Telegraph and
	Telephone Corp.	17,892	88,834
	Hitachi Ltd.	11,601,000	88,107
	Shin-Etsu
	Chemical Co., Ltd.	1,339,500	86,456
	Mitsui Fudosan Co., Ltd.	2,883,573	84,170
	Orix Corp.	311,876	83,158
	Seven and
	I Holdings Co., Ltd.	2,833,240	81,699
	Astellas Pharma Inc.	1,845,298	80,722
	Nissan Motor Co., Ltd.	7,785,220	78,307
	Japan Tobacco, Inc.	15,499	75,702
	Toshiba Corp.	9,978,000	74,300
	Kansai Electric
	Power Co., Inc.	2,652,600	74,237
	Chubu Electric Power Co.	2,289,900	73,576
	Komatsu Ltd.	3,095,968	73,262
	Daiichi Sankyo Co., Ltd.	2,405,036	71,751
	Sumitomo Metal
	Industries Ltd.	14,070,000	71,439
	Fuji Photo Film Co., Ltd.	1,683,866	69,363
	Mitsubishi Heavy
	Industries Ltd.	11,039,000	67,945
	KDDI Corp.	8,387	65,911
	Mitsubishi Electric Corp.	6,656,000	64,520
	Sharp Corp.	3,443,000	63,183
	Sumitomo Corp.	3,661,000	62,703
	Fanuc Co., Ltd.	618,700	60,588
	Central Japan Railway Co.	5,401	59,470
	Denso Corp.	1,674,700	59,212
^	Softbank Corp.	2,544,618	54,702
	Kyocera Corp.	560,100	54,436
	Mitsui Sumitomo Insurance Co.	4,169,552	51,741
	Murata
	Manufacturing Co., Ltd.	698,255	51,457
	Daiwa Securities Group Inc.	4,595,850	51,189
	Itochu Corp.	5,186,000	51,060
	T & D Holdings, Inc.	806,000	51,045
	Ricoh Co.	2,309,386	50,687
	Sumitomo Realty & Development Co.	1,311,672	48,415
	Mitsui OSK Lines Ltd.	3,737,000	47,095
	Kao Corp.	1,703,661	46,765
	Asahi Glass Co., Ltd.	3,268,200	43,963
	Hoya Corp.	1,423,394	43,740
	Bridgestone Corp.	2,100,859	42,606
	Sumitomo Trust & Banking Co., Ltd.	4,325,959	42,247
	Eisai Co., Ltd.	868,200	41,235

			Market
			Value•
		Shares	($000)
	Nikko Securities Co., Ltd.	2,856,253	41,081
	Kirin Brewery Co., Ltd.	2,713,048	41,010
	Fujitsu Ltd.	6,417,000	40,335
	Aeon Co., Ltd.	2,191,700	40,088
	Tokyo Gas Co., Ltd.	7,743,000	38,913
	Tokyo Electron Ltd.	559,830	38,825
	TDK Corp.	435,800	37,584
	NEC Corp.	6,990,812	37,125
	Kyushu Electric
	Power Co., Inc.	1,306,600	36,805
	Kubota Corp.	3,806,000	35,971
^	Resona Holdings Inc.	15,705	35,443
	Sompo Japan
	Insurance Inc.	2,892,000	35,320
	Tohoku Electric Power Co.	1,472,200	35,156
	Sumitomo Electric
	Industries Ltd.	2,484,700	35,138
	Sumitomo Metal
	Mining Co.	1,876,000	34,851
	Dai-Nippon
	Printing Co., Ltd.	2,138,741	34,091
	Kobe Steel Ltd.	9,656,095	34,049
	Sumitomo Chemical Co.	5,132,000	33,896
	Rohm Co., Ltd.	368,300	33,266
	Nippon Oil Corp.	4,287,479	32,924
	Secom Co., Ltd.	723,000	32,672
	Mitsubishi Chemical
	Holdings Corp.	4,044,000	32,542
	Marubeni Corp.	5,368,000	32,233
	Toyoda Automatic Loom
	Works Ltd.	673,400	31,729
	Toray Industries, Inc.	4,585,740	31,451
	Nippon Yusen Kabushiki
	Kaisha Co.	3,602,000	30,977
	Bank of Yokohama Ltd.	4,116,000	30,133
	Asahi Kasei Corp.	4,223,000	29,862
	Daiwa House
	Industry Co., Ltd.	1,860,000	29,156
	Keyence Corp.	129,799	28,853
	Olympus Corp.	794,312	27,783
	Daikin Industries Ltd.	817,800	27,639
	Yamada Denki Co., Ltd.	293,176	27,089
	Sekisui House Ltd.	1,832,858	27,050
	Tokyu Corp.	3,680,000	26,763
	Shiseido Co., Ltd.	1,242,828	26,661
	West Japan Railway Co.	5,855	26,496
	Ibiden Co., Ltd.	463,839	26,365
	Ajinomoto Co., Inc.	2,127,000	26,167
	Osaka Gas Co., Ltd.	6,930,000	25,985
	Office Building Fund of
	Japan Inc.	1,575	25,459
	Nitto Denko Corp.	568,500	25,090
	Chugai
	Pharmaceutical Co., Ltd.	963,500	24,569

Pacific Stock Index Fund

			Market
			Value•
		Shares	($000)
	Nippon Mining
	Holdings Inc.	3,038,000	24,398
	Advantest Corp.	549,936	24,340
	Inpex Holdings, Inc.	2,844	24,001
	Electric Power
	Development Co., Ltd.	545,040	23,865
	SMC Corp.	185,677	23,737
	Hankyu Corp.	4,159,958	23,635
	Nidec Corp.	373,800	23,582
	Nikon Corp.	1,024,126	23,496
	Terumo Corp.	581,059	23,481
	Asahi Breweries Ltd.	1,415,800	23,069
	Konica Minolta
	Holdings, Inc.	1,648,000	22,549
	Shinsei Bank, Ltd.	5,075,046	21,884
	Aisin Seiki Co., Ltd.	659,738	21,693
	Chiba Bank Ltd.	2,622,000	21,672
	NTT Data Corp.	4,348	21,327
	Mitsui Trust Holding Inc.	2,342,400	21,162
	Shizuoka Bank Ltd.	1,984,000	20,894
	JS Group Corp.	916,508	20,697
	Omron Corp.	772,200	20,687
	Sumitomo Heavy
	Industries Ltd.	1,982,000	20,402
	NGK Insulators Ltd.	920,858	20,099
	Shionogi & Co., Ltd.	1,028,294	20,039
	Nippon Electric
	Glass Co., Ltd.	1,156,097	19,786
	Toppan Printing Co., Ltd.	1,927,000	19,547
^	Kawasaki Kisen Kaisha Ltd.	1,738,000	18,876
	Yamato Holdings Co., Ltd.	1,260,000	18,241
	Kawasaki Heavy
	Industries Ltd.	4,570,000	18,192
	Mitsui Chemicals, Inc.	2,182,000	18,108
	Yahoo Japan Corp.	52,070	18,004
	Japan Real Estate
	Investment Corp.	1,342	17,989
	Dentsu Inc.	6,228	17,735
	Ishikawajima-Harima Heavy
	Industries Co.	4,481,000	17,462
	Toyota Tsusho Corp.	716,804	17,412
	Nippon Express Co., Ltd.	2,746,000	16,999
	Yamaha Motor Co., Ltd.	640,800	16,928
	Kintetsu Corp.	5,599,150	16,711
	Mitsubishi Materials Corp.	3,420,000	16,686
	Casio Computer Co.	816,900	16,490
*	Fukuoka
	Financial Group, Inc.	2,126,000	16,192
	Hokkaido Electric
	Power Co., Ltd.	630,261	15,982
	Credit Saison Co., Ltd.	561,652	15,969
	Tokyu Land Corp.	1,378,000	15,586
	Kajima Corp.	3,095,000	15,236
	Sumco Corp.	348,716	15,153
	Odakyu Electric
	Railway Co.	2,153,000	15,054

			Market
			Value•
		Shares	($000)
	Teijin Ltd.	2,878,000	14,823
	NSK Ltd.	1,519,000	14,700
	Leopalace21 Corp.	439,600	14,413
	Sega Sammy Holdings Inc.	634,132	14,351
	Seiko Epson Corp.	473,500	14,341
	Makita Corp.	371,900	14,150
	Joyo Bank Ltd.	2,308,000	14,150
	Ohbayashi Corp.	2,238,000	14,105
	Amada Co., Ltd.	1,260,000	14,070
*	Elpida Memory Inc.	333,500	14,051
	Yamaha Corp.	605,400	13,999
	Hokuhoku
	Financial Group, Inc.	4,313,400	13,972
	Kuraray Co., Ltd.	1,253,500	13,930
	JSR Corp.	617,500	13,813
	Tokyo Tatemono Co., Ltd.	986,000	13,781
	Japan Steel Works Ltd.	1,151,832	13,581
	Furukawa Electric Co.	2,189,000	13,362
	Taiheiyo Cement Corp.	3,109,000	13,320
	Keio Electric
	Railway Co., Ltd.	1,883,000	13,249
	Matsushita Electric
	Works, Ltd.	1,164,000	13,166
	OJI Paper Co., Ltd.	2,565,740	13,109
	Daito Trust
	Construction Co., Ltd.	283,684	13,031
	Mitsubishi Rayon Co., Ltd.	1,860,000	12,928
	Tobu Railway Co., Ltd.	2,810,000	12,849
	Marui Co., Ltd.	1,081,300	12,846
	Takefuji Corp.	380,490	12,788
	Shimizu Corp.	2,037,000	12,629
	Hirose Electric Co., Ltd.	103,600	12,587
	Fast Retailing Co., Ltd.	182,700	12,550
	JTEKT Corp.	660,923	12,269
	Sekisui Chemical Co.	1,580,000	12,259
	Tokuyama Corp.	807,000	12,099
	Japan Retail Fund
	Investment Corp.	1,198	12,059
	Showa Denko K.K.	3,644,000	11,937
	Nisshin Steel Co.	2,915,000	11,762
	Namco Bandai
	Holdings Inc.	718,100	11,669
	Nissin Food
	Products Co., Ltd.	307,300	11,538
	Mitsubishi Gas
	Chemical Co.	1,332,000	11,501
	Chiyoda Corp.	499,000	11,449
	Taisei Corp.	3,301,000	11,382
	Takashimaya Co.	958,972	11,260
	NTN Corp.	1,357,000	11,259
^	Keihin Electric Express
	Railway Co., Ltd.	1,464,000	11,229
	Toyo Seikan Kaisha Ltd.	559,500	11,134
	Citizen Watch Co., Ltd.	1,244,500	11,109
	JGC Corp.	714,000	10,968
	Yokogawa Electric Corp.	740,197	10,913

Pacific Stock Index Fund

			Market
			Value•
		Shares	($000)
	Mitsui Engineering &
	Shipbuilding Co., Ltd.	2,433,000	10,898
^	TonenGeneral Sekiyu K.K.	1,006,000	10,823
	Taisho Pharmaceutical Co.	551,000	10,813
	Isetan Co.	657,900	10,762
	MEDICEO
	Holdings Co., Ltd.	584,861	10,665
	Hitachi Construction
	Machinery Co.	338,378	10,560
	Bank of Kyoto Ltd.	910,000	10,511
	Kyowa Hakko Kogyo Co.	1,123,000	10,488
	NGK Spark Plug Co.	594,682	10,487
*	Haseko Corp.	3,147,155	10,422
	Nomura Research
	Institute, Ltd.	388,380	10,382
	Stanley Electric Co.	519,500	10,319
	Nippon Paper Group, Inc.	3,049	10,318
	Trend Micro Inc.	331,500	10,309
	Nomura Real Estate
	Office Fund, Inc.	825	10,238
	SBI Holdings, Inc.	31,916	10,212
	Tanabe Seiyaku Co., Ltd.	784,000	10,144
	THK Co., Inc.	411,900	10,037
	Sapporo Hokuyo
	Holdings, Inc.	1,033	9,981
	Ube Industries Ltd.	3,131,000	9,929
	Oriental Land Co., Ltd.	172,500	9,746
	Yakult Honsha Co., Ltd.	364,000	9,715
	Kurita Water Industries Ltd.	389,000	9,711
	Toho Co., Ltd.	488,200	9,579
	Kaneka Corp.	1,046,982	9,545
	Mitsui Mining &
	Smelting Co., Ltd.	1,976,000	9,530
	NTT Urban
	Development Corp.	3,976	9,444
	Nippon Sheet
	Glass Co., Ltd.	1,772,000	9,353
	Sojitz Holdings Corp.	2,464,500	9,313
	Mitsubishi
	Securities Co., Ltd.	878,000	9,246
^	Toto Ltd.	961,000	9,081
	Rakuten, Inc.	22,377	8,989
	Fuji Electric
	Holdings Co., Ltd.	1,930,000	8,964
	Acom Co., Ltd.	247,410	8,931
	Daimaru, Inc.	747,000	8,871
	Dowa Mining Co. Ltd.	942,000	8,841
	CSK Corp.	228,700	8,836
	The Nishi-Nippon City
	Bank, Ltd.	2,055,307	8,834
*^	Sanyo Electric Co., Ltd.	5,491,000	8,775
	Gunma Bank Ltd.	1,304,000	8,685
	All Nippon
	Airways Co., Ltd.	2,216,000	8,579
	Susuken Co., Ltd.	243,220	8,532
	Konami Corp.	320,749	8,510

			Market
			Value•
		Shares	($000)
	Promise Co., Ltd.	278,750	8,385
	Uni-Charm Corp.	142,300	8,381
	The Suruga Bank, Ltd.	684,000	8,269
	Dai-Nippon Ink &
	Chemicals, Inc.	2,190,000	8,211
	Benesse Corp.	220,157	8,199
	Sankyo Co., Ltd.	184,900	8,104
	Lawson Inc.	215,800	7,958
	Mitsumi Electric Co., Ltd.	237,400	7,918
	Fujikura Ltd.	1,231,000	7,901
	Nippon Sanso Corp.	907,000	7,883
	Hitachi Chemical Co., Ltd.	357,400	7,853
	Kamigumi Co., Ltd.	896,000	7,852
	Showa Shell Sekiyu K.K.	649,700	7,801
	Japan Prime Realty
	Investment Corp.	1,711	7,786
	Taiyo Yuden Co., Ltd.	353,000	7,757
	Shimano, Inc.	235,400	7,726
	Shinko Securities Co., Ltd.	1,681,000	7,625
	Tosoh Corp.	1,653,000	7,558
	Ushio Inc.	385,700	7,556
	Shimamura Co., Ltd.	69,100	7,535
	Kikkoman Corp.	509,000	7,424
	77 Bank Ltd.	1,124,000	7,369
	Yaskawa Electric Corp.	643,380	7,353
	Meiji Dairies Corp.	906,000	7,244
	NOK Corp.	387,000	7,200
	Nippon Meat Packers, Inc.	589,000	7,174
	Nisshin Seifun Group Inc.	662,100	7,147
	Denki Kagaku Kogyo K.K.	1,608,000	7,002
	Santen
	Pharmaceutical Co., Ltd.	254,400	6,963
	Mitsubishi Logistics Corp.	394,000	6,954
	Asics Corp.	550,139	6,927
^	Daido Steel Co., Ltd.	1,202,000	6,927
	Minebea Co., Ltd.	1,169,000	6,840
^	Ito En, Ltd.	204,800	6,818
^	Mitsukoshi, Ltd.	1,422,000	6,811
^	Sumitomo Titanium Corp.	63,226	6,771
	Nisshinbo Industries, Inc.	521,000	6,754
^	Pioneer Corp.	527,900	6,732
	Aiful Corp.	269,950	6,720
	Ebara Corp.	1,303,000	6,705
	Uny Co., Ltd.	554,000	6,625
	Toyobo Ltd.	2,166,000	6,555
	Keisei Electric
	Railway Co., Ltd.	1,012,000	6,542
	Daicel Chemical
	Industries Ltd.	945,000	6,365
^	Sapporo Holdings Ltd.	886,000	6,349
	Onward Kashiyama Co., Ltd.	475,000	6,343
	Sumitomo Rubber
	Industries Ltd.	590,000	6,332
	Dai-Nippon Screen
	Manufacturing Co., Ltd.	746,000	6,279

Pacific Stock Index Fund

			Market
			Value•
		Shares	($000)
	Nissan Chemical
	Industries, Ltd.	548,000	6,208
	Alps Electric Co., Ltd.	596,900	6,167
*^	Japan Airlines System Co.	3,117,000	6,128
	Toyo Suisan Kaisha, Ltd.	306,000	6,093
	Kansai Paint Co., Ltd.	751,000	6,058
	Mabuchi Motor Co.	97,400	6,052
	Nitori Co., Ltd.	126,668	6,050
	Aoyama Trading Co., Ltd.	196,900	6,021
	ZEON Corp.	584,527	6,017
	Hakuhodo DY Holdings Inc.	86,800	5,887
	Okuma Corp.	492,711	5,884
	SBI E*Trade
	Securities Co., Ltd.	5,440	5,859
	Shinko Electric
	Industries Co., Ltd.	232,453	5,592
	FamilyMart Co., Ltd.	219,700	5,565
	Hitachi
	High-Technologies Corp.	213,475	5,527
	Toyoda Gosei Co., Ltd.	223,600	5,526
	Tokyo Steel
	Manufacturing Co.	373,400	5,419
	USS Co., Ltd.	84,280	5,317
	Otsuka Corp.	54,464	5,253
	Alfresa Holdings Corp.	83,300	5,116
	Nichirei Corp.	854,000	5,106
	Canon Sales Co. Inc.	261,000	5,079
	JAFCO Co., Ltd.	117,000	5,042
	Meiji Seika Kaisha Ltd.	1,057,000	5,021
^	Toho Titanium Co., Ltd.	104,842	4,995
^	Oracle Corp. Japan	109,800	4,973
	Aeon Credit
	Service Co. Ltd.	297,390	4,938
	Hino Motors, Ltd.	895,000	4,929
	Sumitomo Bakelite Co. Ltd.	685,000	4,849
	Itochu
	Techno-Science Corp.	105,900	4,832
	NHK Spring Co.	549,000	4,718
	Seino
	Transportation Co., Ltd.	502,000	4,702
	Komori Corp.	198,000	4,573
	Ryohin Keikaku Co., Ltd.	81,700	4,550
	Tokai Rika Co., Ltd.	194,424	4,467
	Comsys Holdings Corp.	399,000	4,456
^	Tokyo Broadcasting
	System, Inc.	131,500	4,447
	Obic Co., Ltd.	23,950	4,445
	Nippon Shokubai Co., Ltd.	435,000	4,436
^	Takara Holdings Inc.	598,000	4,429
	Kinden Corp.	460,000	4,348
	Nippon Light Metal Co.	1,580,000	4,342
	Shimachu Co.	159,536	4,328
	Wacoal Corp.	347,000	4,325
	Glory Ltd.	216,500	4,312
	Sanwa Shutter Corp.	692,000	4,265

			Market
			Value•
		Shares	($000)
	Hankyu Department
	Stores, Inc.	480,000	4,261
	Nippon Kayaku Co., Ltd.	529,000	4,251
	Coca-Cola West
	Japan Co., Ltd.	192,300	4,194
	House Foods
	Industry Corp.	246,300	4,166
^	Park24 Co., Ltd.	328,974	4,098
	Central Glass Co., Ltd.	587,000	4,093
^	Tokyo Seimitsu Co., Ltd.	116,466	4,024
	Meitec Corp.	119,600	3,901
	Sumitomo Osaka
	Cement Co., Ltd.	1,324,000	3,862
	Fuji Television
	Network, Inc.	1,639	3,840
^	OSG Corp.	270,811	3,798
	Gunze Ltd.	663,000	3,764
	Asatsu-DK Inc.	115,400	3,686
	Kokuyo Co., Ltd.	287,100	3,654
^	Yamazaki Baking Co., Ltd.	380,000	3,530
	EDION Corp.	253,545	3,514
*	K.K. DaVinci Advisors	3,465	3,491
	Toda Corp.	716,000	3,486
	Okumura Corp.	623,000	3,473
*^	Oki Electric
	Industry Co. Ltd.	1,998,000	3,436
	Daifuku Co., Ltd.	271,427	3,417
	Hitachi Cable Ltd.	578,000	3,377
	SFCG Co., Ltd.	19,010	3,343
	Rinnai Corp.	121,600	3,335
	Sanken Electric Co., Ltd.	364,000	3,274
	Autobacs Seven Co., Ltd.	94,300	3,268
	Matsumotokiyoshi Co., Ltd.	138,500	3,254
	Q.P. Corp.	349,200	3,234
	Hikari Tsushin, Inc.	80,800	3,219
^	Kose Corp.	114,770	3,198
*^	NEC Electronics Corp.	127,600	3,123
	Matsui Securities Co., Ltd.	418,800	3,086
	Fuji Soft ABC Inc.	102,300	2,939
^	Nishimatsu
	Construction Co.	914,000	2,841
	TIS Inc.	123,300	2,821
^	eAccess Ltd.	4,498	2,788
^	Amano Corp.	209,700	2,748
^	The Goodwill Group, Inc.	4,359	2,736
	Katokichi Co., Ltd.	419,400	2,734
	Tokyo Style Co.	229,000	2,728
	Aderans Co. Ltd.	121,300	2,710
*^	Access Co., Ltd.	739	2,698
	Circle K Sunkus Co., Ltd.	149,100	2,563
	Hitachi Capital Corp.	151,900	2,540
	Round One Corp.	1,184	2,447
	Kaken Pharmaceutical Co.	310,000	2,387
	ARRK Corp.	199,867	2,328
^	Net One Systems Co., Ltd.	1,790	1,873
	Uniden Corp.	195,000	1,387

Pacific Stock Index Fund

			Market
			Value•
		Shares	($000)
^	Index Holdings	3,618	1,228
*	Dowa Mining Co., Ltd.
	Rights Exp. 1/29/10	805,000	382
			9,999,334
New Zealand (0.5%)
	Telecom Corp. of
	New Zealand Ltd.	6,831,856	24,362
	Fletcher Building Ltd.	1,626,161	13,712
	Contact Energy Ltd.	997,886	6,724
	Auckland International
	Airport Ltd.	3,388,443	6,210
	Sky City
	Entertainment Group Ltd.	1,523,643	5,442
^	Fisher & Paykel
	Healthcare Corp. Ltd.	1,744,253	4,808
	Sky Network Television Ltd.	670,915	3,017
	Kiwi Income Property Trust	2,437,012	2,922
	Fisher & Paykel
	Appliances Holdings Ltd.	916,603	2,391
	The Warehouse Group Ltd.	365,714	1,885
	Vector Ltd.	853,124	1,804
*^	Tower Ltd.	505,432	825
			74,102
Singapore (3.3%)
	United Overseas Bank Ltd.	3,934,567	55,003
	DBS Group Holdings Ltd.	3,897,161	54,071
	Singapore
	Telecommunications Ltd.	24,624,590	53,471
	Oversea-Chinese
	Banking Corp., Ltd.	8,615,068	50,618
	Keppel Corp., Ltd.	1,899,750	26,550
	Capitaland Ltd.	4,305,895	23,817
	Singapore Airlines Ltd.	1,917,362	22,828
	City Developments Ltd.	1,722,412	18,036
	Singapore Press
	Holdings Ltd.	5,174,833	14,773
	Singapore Exchange Ltd.	2,727,000	13,072
	Singapore Technologies
	Engineering Ltd.	4,564,407	10,744
	Fraser & Neave Ltd.	2,851,500	10,042
	ComfortDelGro Corp. Ltd.	6,044,586	9,043
	Sembcorp Industries Ltd.	2,733,393	8,712
	Venture Corp. Ltd.	846,250	8,666
	CapitaMall Trust	3,227,148	8,406
	Keppel Land Ltd.	1,238,000	7,149
	Capitacommercial Trust	3,333,365	6,152
	Ascendas REIT	3,409,000	5,806
*	United Overseas Land Ltd.	1,777,556	5,615
	Parkway Holdings Ltd.	2,118,072	5,472
	Cosco Corp.
	Singapore Ltd.	2,680,000	4,952
	Suntec REIT	3,412,142	4,560
	Olam International Ltd.	2,137,000	4,402
	SembCorp Marine Ltd.	1,768,000	4,187

			Market
			Value•
		Shares	($000)
	Jardine Cycle N
	Carriage Ltd.	467,128	4,053
	Singapore Post Ltd.	4,641,800	3,645
	Neptune Orient Lines Ltd.	1,515,000	3,561
	Wing Tai Holdings Ltd.	1,608,000	3,524
	Noble Group Ltd.	3,317,000	3,441
*	Chartered Semiconductor
	Manufacturing Ltd.	3,493,000	3,260
	Want Want Holdings Ltd.	1,553,160	3,084
	Singapore Land Ltd.	426,000	2,917
	Allgreen Properties Ltd.	2,191,500	2,604
	SMRT Corp. Ltd.	2,067,000	2,531
	Haw Par Brothers
	International Ltd.	358,193	1,829
	Singapore
	Petroleum Co. Ltd.	441,000	1,394
	Creative Technology Ltd.	192,350	1,146
			473,136
Total Common Stocks
(Cost $11,152,322)			14,188,372
Temporary Cash Investments (2.6%)[1]
Money Market Fund (2.6%)
2	Vanguard Market
	Liquidity Fund, 5.259%	103,172,606	103,173
2	Vanguard Market
	Liquidity Fund,
	5.259%—Note E	261,822,759	261,823
			364,996
		Face
		Amount
		($000)
U.S. Agency Obligation (0.0%)
3	Federal Home Loan
	Mortgage Corp.
4	5.197%, 7/9/07	3,000	2,971
Total Temporary Cash Investments
(Cost $367,967)			367,967
Total Investments (101.9%)
(Cost $11,520,289)			14,556,339
Other Assets and Liabilities (–1.9%)
Other Assets—Note B			222,050
Security Lending Collateral
	Payable to Brokers—Note E		(261,823)
Other Liabilities			(232,956)
			(272,729)
Net Assets (100%)			14,283,610

Pacific Stock Index Fund

At April 30, 2007, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	11,358,679
Overdistributed Net Investment Income	(24,419)
Accumulated Net Realized Losses	(87,304)
Unrealized Appreciation
Investment Securities	3,036,050
Futures Contracts	309
Foreign Currencies and
Forward Currency Contracts	295
Net Assets	14,283,610

Investor Shares—Net Assets
Applicable to 742,855,283 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	9,602,457
Net Asset Value Per Share—
Investor Shares	$12.93

Admiral Shares—Net Assets
Applicable to 15,496,162 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,311,676
Net Asset Value Per Share—
Admiral Shares	$84.65

Amount
($000)
Institutional Shares—Net Assets
Applicable to 174,833,722 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,263,551
Net Asset Value Per Share—
Institutional Shares	$12.95

ETF Shares—Net Assets
Applicable to 16,154,668 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,105,926
Net Asset Value Per Share—
ETF Shares	$68.46

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.8% and 2.1%, respectively, of net assets. See Note C in Notes to Financial Statements.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4 Securities with a value of $2,971,000 have been segregated as initial margin for open futures contracts.

5 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

Pacific Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2007
($000)
Investment Income
Income
Dividends[1]	120,066
Interest[2]	1,775
Security Lending	2,042
Total Income	123,883
Expenses
The Vanguard Group—Note B
Investment Advisory Services	243
Management and Administrative—Investor Shares	8,488
Management and Administrative—Admiral Shares	670
Management and Administrative—Institutional Shares	681
Management and Administrative—ETF Shares	463
Marketing and Distribution—Investor Shares	1,124
Marketing and Distribution—Admiral Shares	102
Marketing and Distribution—Institutional Shares	257
Marketing and Distribution—ETF Shares	109
Custodian Fees	1,118
Shareholders’ Reports—Investor Shares	82
Shareholders’ Reports—Admiral Shares	2
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	10
Trustees’ Fees and Expenses	7
Total Expenses	13,357
Net Investment Income	110,526
Realized Net Gain (Loss)
Investment Securities Sold	4,366
Futures Contracts	2,918
Foreign Currencies and Forward Currency Contracts	766
Realized Net Gain (Loss)	8,050
Change in Unrealized Appreciation (Depreciation)
Investment Securities	939,557
Futures Contracts	351
Foreign Currencies and Forward Currency Contracts	47
Change in Unrealized Appreciation (Depreciation)	939,955
Net Increase (Decrease) in Net Assets Resulting from Operations	1,058,531

1 Dividends are net of foreign withholding taxes of $5,936,000.

2 Interest income from an affiliated company of the fund was $1,699,000.

Pacific Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	110,526	172,443
Realized Net Gain (Loss)	8,050	386,020
Change in Unrealized Appreciation (Depreciation)	939,955	899,705
Net Increase (Decrease) in Net Assets Resulting from Operations	1,058,531	1,458,168
Distributions
Net Investment Income
Investor Shares	(176,611)	(82,959)
Admiral Shares	(25,966)	(13,155)
Institutional Shares	(42,680)	(22,834)
ETF Shares	(18,129)	(4,454)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(263,386)	(123,402)
Capital Share Transactions—Note F
Investor Shares	1,246,289	1,678,857
Admiral Shares	107,847	272,087
Institutional Shares	352,995	289,594
ETF Shares	358,486	481,727
Net Increase (Decrease) from Capital Share Transactions	2,065,617	2,722,265
Total Increase (Decrease)	2,860,762	4,057,031
Net Assets
Beginning of Period	11,422,848	7,365,817
End of Period[1]	14,283,610	11,422,848

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($24,419,000) and $127,047,000.

Pacific Stock Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$12.13	$10.39	$8.63	$7.80	$5.90	$6.79
Investment Operations
Net Investment Income	.105[1]	.19	.156	.121	.082	.065
Net Realized and Unrealized Gain (Loss)
on Investments	.962	1.71	1.761	.814	1.885	(.923)
Total from Investment Operations	1.067	1.90	1.917	.935	1.967	(.858)
Distributions
Dividends from Net Investment Income	(.267)	(.16)	(.157)	(.105)	(.067)	(.032)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.267)	(.16)	(.157)	(.105)	(.067)	(.032)
Net Asset Value, End of Period	$12.93	$12.13	$10.39	$8.63	$7.80	$5.90

Total Return[2]	8.91%	18.39%	22.48%	12.15%	33.75%	–12.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,602	$7,814	$5,202	$3,471	$2,265	$1,386
Ratio of Total Expenses to
Average Net Assets	0.24%*	0.27%	0.32%	0.34%	0.39%	0.40%
Ratio of Net Investment Income to
Average Net Assets	1.69%*	1.73%	1.76%	1.57%	1.49%	1.04%
Portfolio Turnover Rate[3]	1%*	2%	7%	3%	3%	20%

1 Calculated based on average shares outstanding.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months or the $10 annual account maintenance fee applied on balances under $10,000.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

Pacific Stock Index Fund

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$79.43	$68.05	$56.47	$51.05	$38.63	$44.40
Investment Operations
Net Investment Income	.730[1]	1.302	1.069	.835	.575	.461
Net Realized and Unrealized Gain (Loss)
on Investments	6.307	11.185	11.583	5.318	12.318	(6.016)
Total from Investment Operations	7.037	12.487	12.652	6.153	12.893	(5.555)
Distributions
Dividends from Net Investment Income	(1.817)	(1.107)	(1.072)	(.733)	(.473)	(.215)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.817)	(1.107)	(1.072)	(.733)	(.473)	(.215)
Net Asset Value, End of Period	$84.65	$79.43	$68.05	$56.47	$51.05	$38.63

Total Return[2]	8.97%	18.46%	22.68%	12.23%	33.82%	–12.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,312	$1,128	$720	$314	$198	$102
Ratio of Total Expenses to
Average Net Assets	0.15%*	0.17%	0.20%	0.25%	0.30%	0.30%
Ratio of Net Investment Income to
Average Net Assets	1.78%*	1.83%	1.90%	1.69%	1.59%	1.16%
Portfolio Turnover Rate[3]	1%*	2%	7%	3%	3%	20%

1 Calculated based on average shares outstanding.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

Pacific Stock Index Fund

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$12.15	$10.41	$8.64	$7.81	$5.91	$6.79
Investment Operations
Net Investment Income	.115[1]	.206	.18	.134	.090	.081
Net Realized and Unrealized Gain (Loss)
on Investments	.968	1.710	1.76	.814	1.885	(.923)
Total from Investment Operations	1.083	1.916	1.94	.948	1.975	(.842)
Distributions
Dividends from Net Investment Income	(.283)	(.176)	(.17)	(.118)	(.075)	(.038)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.283)	(.176)	(.17)	(.118)	(.075)	(.038)
Net Asset Value, End of Period	$12.95	$12.15	$10.41	$8.64	$7.81	$5.91

Total Return[2]	9.03%	18.52%	22.74%	12.32%	33.88%	–12.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,264	$1,788	$1,280	$754	$369	$131
Ratio of Total Expenses to
Average Net Assets	0.12%*	0.12%	0.14%	0.17%	0.22%	0.25%
Ratio of Net Investment Income to
Average Net Assets	1.81%*	1.88%	1.95%	1.76%	1.70%	1.20%
Portfolio Turnover Rate[3]	1%*	2%	7%	3%	3%	20%

1 Calculated based on average shares outstanding.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

Pacific Stock Index Fund

ETF Shares
	Six Months	Year	March 4,
	Ended	Ended	2005[1] to
	April 30,	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005
Net Asset Value, Beginning of Period	$64.24	$55.09	$50.71
Investment Operations
Net Investment Income	.613[2]	1.06	.75
Net Realized and Unrealized Gain (Loss) on Investments	5.080	9.02	3.63
Total from Investment Operations	5.693	10.08	4.38
Distributions
Dividends from Net Investment Income	(1.473)	(.93)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.473)	(.93)	—
Net Asset Value, End of Period	$68.46	$64.24	$55.09

Total Return	8.97%	18.43%	8.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,106	$693	$164
Ratio of Total Expenses to Average Net Assets	0.15%*	0.18%	0.18%*
Ratio of Net Investment Income to Average Net Assets	1.78%*	1.82%	1.89%*
Portfolio Turnover Rate[3]	1%*	2%	7%

1 Inception.

2 Calculated based on average shares outstanding.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Notes to Financial Statements

Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard International Equity Index Funds. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. The fund has not issued any Signal Shares through April 30, 2007. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures

Pacific Stock Index Fund

are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

5.	Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2007, the fund had contributed capital of $1,290,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.29% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in

Pacific Stock Index Fund

different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2007, the fund realized net foreign currency gains of $1,325,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to overdistributed net investment income.

Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. Unrealized appreciation through October 31, 2006, on passive foreign investment company holdings at April 30, 2007, was $104,173,000, all of which has been distributed and is reflected in the balance of overdistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2006, the fund had available realized losses of $93,776,000 to offset future net capital gains of $15,971,000 through October 31, 2009, $68,660,000 through October 31, 2010, $4,471,000 through October 31, 2011, and $4,674,000 through October 31, 2013. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At April 30, 2007, the cost of investment securities for tax purposes was $11,624,462,000. Net unrealized appreciation of investment securities for tax purposes was $2,931,877,000, consisting of unrealized gains of $3,369,555,000 on securities that had risen in value since their purchase and $437,678,000 in unrealized losses on securities that had fallen in value since their purchase.

At April 30, 2007, the aggregate settlement value of open futures contracts expiring in June 2007 and the related unrealized appreciation (depreciation) were:

			($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
Topix Index	371	52,776	(303)
ASX 200 Index	134	17,215	612

At April 30, 2007, the fund had open forward currency contracts to receive and deliver currencies as follows:

					Unrealized
					Appreciation
			Contract Amount (000)		(Depreciation)
Contract Settlement Date		Receive		Deliver	($000)
6/13/2007	JPY	461,486	USD	3,901	(16)
6/27/2007	AUD	19,948	USD	15,791	787
AUD—Australian dollar.
JPY—Japanese yen.
USD—U.S. dollar.

Pacific Stock Index Fund

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

The fund had net unrealized foreign currency losses of $476,000 resulting from the translation of other assets and liabilities at April 30, 2007.

D. During the six months ended April 30, 2007, the fund purchased $1,927,905,000 of investment securities and sold $49,801,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at April 30, 2007, was $247,634,000, for which the fund received cash collateral of $261,823,000.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2007		October 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,359,003	107,139	2,349,884	201,048
Issued in Lieu of Cash Distributions	174,133	14,134	80,759	7,090
Redeemed[1]	(286,847)	(22,798)	(751,786)	(64,382)
Net Increase (Decrease)—Investor Shares	1,246,289	98,475	1,678,857	143,756
Admiral Shares
Issued	188,787	2,272	465,655	6,139
Issued in Lieu of Cash Distributions	22,198	275	11,005	148
Redeemed[1]	(103,138)	(1,247)	(204,573)	(2,672)
Net Increase (Decrease)—Admiral Shares	107,847	1,300	272,087	3,615
Institutional Shares
Issued	414,433	32,516	1,168,762	99,284
Issued in Lieu of Cash Distributions	36,590	2,965	20,167	1,769
Redeemed[1]	(98,028)	(7,817)	(899,335)	(76,780)
Net Increase (Decrease)—Institutional Shares	352,995	27,664	289,594	24,273
ETF Shares
Issued	358,486	5,365	481,727	7,812
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	358,486	5,365	481,727	7,812

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning November 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

1 Net of redemption fees of $203,000 and $548,000 (fund totals).

Emerging Markets Stock Index Fund

Fund Profile

As of April 30, 2007

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	865	842	2,107
Turnover Rate	8%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.40%[3]
Admiral Shares	0.30%[3]
Signal Shares	0.30%[3]
Institutional Shares	0.25%[3]
ETF Shares	0.30%[3]
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	6%	6%	11%
Consumer Staples	6	5	8
Energy	15	16	9
Financials	20	21	27
Health Care	2	2	7
Industrials	9	8	11
Information Technology	13	14	9
Materials	14	13	8
Telecommunication Services	11	11	5
Utilities	4	4	5

Volatility Measures[4]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.84
Beta	0.99	1.54

Ten Largest Holdings[5] (% of total net assets)

OAO Gazprom ADR	integrated oil and gas	3.7%
Samsung Electronics Co., Ltd.	semiconductors	3.2
Petroleo Brasileiro	integrated oil and gas	2.3
Companhia Vale do Rio Doce Pfd.	steel	2.2
America Movil SA de CV	wireless telecommunication services	1.9
China Mobile (Hong Kong) Ltd.	wireless telecommunication services	1.8
Taiwan Semiconductor Manufacturing Co., Ltd.	semiconductors	1.7
Lukoil Sponsored ADR	integrated oil and gas	1.5
Kookmin Bank	diversified banks	1.2
Hon Hai Precision Industry Co., Ltd.	electronic manufacturing services	1.0
Top Ten		20.5%

1 MSCI Emerging Markets Index.

2 MSCI All Country World Index ex USA.

3 Annualized.

4 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 109.

5 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Emerging Markets Stock Index Fund

Market Diversification (% of portfolio)
		Target
	Fund	Index[1]
South Korea	15%	15%
Taiwan	11	11
China	11	11
Brazil	11	11
Russia	9	10
South Africa	9	9
India	6	6
Mexico	6	6
Malaysia	3	3
Israel	3	2
Poland	2	2
Chile	2	2
Turkey	2	2
Indonesia	2	2
Thailand	2	2
Hungary	1	1
Czech Republic	1	1
Argentina	1	1
Egypt	1	1
Peru	1	1
Philippines	1	1

1 MSCI Emerging Markets Index.

Emerging Markets Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1996–April 30, 2007

Average Annual Total Returns: Periods Ended March 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Emerging Markets Stock Index Fund
Investor Shares[3]	5/4/1994	18.88%	23.82%	9.02%
Fee-Adjusted Returns[4]		17.70	23.59	8.92
Admiral Shares	6/23/2006	32.83[5]	—	—
Fee-Adjusted Returns[4]		31.52[5]	—	—
Signal Shares	1/19/2007	3.39[5]
Fee-Adjusted Returns[4]		2.36[5]
Institutional Shares	6/22/2000	19.11	24.01	14.88[5]
Fee-Adjusted Returns[4]		17.93	23.78	14.72[5]
ETF Shares	3/4/2005
Market Price		19.05	25.83[5]	—
Net Asset Value		19.15	25.98[5]	—

1 Six months ended April 30, 2007.

2 Select Emerging Markets Index through August 23, 2006; MSCI Emerging Markets Index thereafter.

3 Returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

4 Performance figures are adjusted for the 0.5% transaction fee on purchases and redemptions.

5 Return since inception.

Note: See Financial Highlights tables on pages 72 through 76 for dividend and capital gains information.

Emerging Markets Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)[1]
Argentina (0.8%)
	Tenaris SA	1,531,436	35,045
	Tenaris SA ADR	675,105	31,298
	Banco Macro Bansud
	SA ADR	217,967	7,890
*	Telecom Argentina SA	1,507,786	6,735
	Siderar SA Class A	883,933	6,080
*	Grupo Financiero Galicia
	SA ADR	486,345	5,068
*	Petrobras Energia
	Participaciones SA ADR	471,705	5,010
*	Telecom Argentina
	SA ADR	189,437	4,274
*	Petrobras Energia
	Participaciones SA	3,164,909	3,299
*	IRSA Inversiones y
	Representaciones
	SA GDR	135,865	2,842
^	Cresud SA ADR	88,585	2,149
	BBVA Banco Frances SA	424,248	1,648
*	Transportadora de
	Gas Sur SA	953,920	1,337
	BBVA Banco Frances
	SA ADR	108,231	1,264
*	Transportadora de
	Gas del SA ADR	170,550	1,185
*	Irsa Inversiones y
	Representaciones SA	563,918	1,177
	Solvay Indupa S.A.I.C.	782,532	851
*	Molinos Rio de la Plata SA	506,396	698
	Cresud SA	209,663	502
			118,352
Brazil (11.1%)
	Petroleo Brasileiro SA Pfd.	8,051,707	181,164
	Companhia Vale do
	Rio Doce Pfd. Class A	4,980,998	171,543

			Market
			Value•
		Shares	($000)
	Petroleo Brasileiro SA	5,843,307	149,168
	Companhia Vale do
	Rio Doce	3,443,145	141,126
	Banco Bradesco SA	5,003,832	106,674
	Banco Itau Holding
	Financeira SA	2,738,823	106,527
	Companhia de Bebidas
	das Americas Pfd.	104,402,288	61,404
	Unibanco-Uniao de
	Bancos Brasileiros SA	5,511,183	53,861
	Gerdau SA Pfd.	1,610,728	32,514
	Usiminas-Usinas
	Siderugicas de
	Minas Gerais SA Pfd.	678,633	31,742
	Petroleo Brasileiro
	Series A ADR	330,181	29,459
	Companhia Siderurgica
	Nacional SA	616,218	26,698
	Companhia Vale do
	Rio Doce ADR	774,141	26,468
	Companhia Energetica de
	Minas Gerais Pfd.	721,735,989	25,141
	All America Latina
	Logistica	2,028,913	23,974
	Petroleo Brasileiro ADR	235,763	23,866
	Empresa Brasileira de
	Aeronautica SA	1,991,649	23,534
	Tele Norte Leste
	Participacoes SA Pfd.	1,412,763	23,336
	Cia Vale do Rio Doce ADR	556,640	22,605
	Banco Bradesco SA ADR	735,010	15,597
*	Centrais Electricas
	Brasileiras SA	659,217,588	14,946
	Banco Itau Holding
	Financeira SA ADR	383,968	14,814
*	CESP-Companhia
	Energetica de
	Sao Paulo	960,508,159	14,371

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Vivo Participacoes
	SA Pfd.	2,913,723	13,313
	Companhia de
	Concessoes
	Rodoviarias	826,165	12,874
	Aracruz Celulose SA Pfd.
	B Shares	2,320,505	12,819
*	Centrais Electricas
	Brasileiras SA Pfd.
	B Shares	539,728,326	12,702
	Votorantim Celulose e
	Papel SA Pfd.	606,295	12,179
	Tele Norte Leste
	Participacoes SA	374,798	12,142
	Brasil Telecom
	Participacoes SA Pfd.	1,133,157,236	12,095
	Klabin SA	3,802,270	11,850
	Tim Participacoes SA	3,099,734,005	11,110
	Cyrela Brazil Realty SA	986,232	10,634
	Tam SA	401,573	10,431
	Souza Cruz SA	467,363	10,244
	Companhia de
	Saneamento Basico do
	Estado de Sao Paulo	71,735,261	9,929
	Submarino SA	271,685	9,857
	Companhia de Bebidas
	das Americas ADR	165,014	9,640
	Lojas Renner SA	692,958	9,563
	Lojas
	Americanas SA Pfd.	149,880,020	9,521
	Uniao de Bancos
	Brasileiros SA GDR	93,701	9,095
	Gol-Linhas Aereas
	Inteligentes SA Pfd.	308,967	8,868
	Duratex SA Pfd.	396,250	8,845
	Sadia SA Pfd.	1,983,877	8,537
	Braskem SA	992,560	8,405
	Arcelor Brasil SA	345,254	8,363
	Natura Cosmeticos SA	650,571	7,719
	Perdigao SA	498,779	7,588
	Tractebel Energia SA	857,091	7,532
	Brasil Telecom
	Participacoes SA	354,925,117	7,514
	Weg SA Pfd.	901,918	7,442
	Electropaulo
	Metropolitana SA	131,302,437	6,759
	Companhia Paranaense
	de Energia-COPEL	515,651,850	6,408
*	Cosan SA Industria e
	Comercio	314,377	6,306
	Gerdau SA	368,310	6,238
	Diagnosticos da America	268,853	5,824

			Market
			Value•
		Shares	($000)
	Embraer-Empresa
	Brasileira de
	Aeronautica SA ADR	118,198	5,545
	Energias do Brasil SA	308,637	4,939
	Gerdau SA ADR	226,419	4,535
	Gafisa SA	308,852	4,352
*	Companhia Brasileira de
	Distribuicao Grupo Pao
	de Acucar	134,943,648	4,311
^	Companhia Siderurgica
	Nacional SA ADR	100,138	4,307
	Companhia Energetica
	de Minas Gerais ADR	76,041	3,944
	Aracruz Celulose
	SA ADR	68,001	3,739
	Companhia de Gas de
	Sao Paulo-Comgas	17,352,999	3,631
*	Net Servicos de
	Comunicacao SA	229,641	3,464
	Banco Nossa Caixa SA	189,132	2,954
	Companhia de
	Tecidos Norte de
	Minas Pfd.	17,779,868	2,898
	Tele Norte Leste
	Participacoes ADR	170,970	2,799
	Telemig Celular
	Participacoes SA Pfd.	1,107,586,562	2,383
^	Sadia SA ADR	55,762	2,377
	Brasil Telecom
	Participacoes ADR	43,073	2,284
	Companhia de
	Saneamento Basico
	do Estado de
	Sao Paulo ADR	62,705	2,166
*	Companhia Brasileira
	de Distribuicao Grupo
	Pao de	59,233	1,887
	Tim Participacoes
	SA ADR	49,336	1,779
	Companhia Paranaense
	de Energia-COPEL
	ADR	114,820	1,412
*	Telemig Celular
	Participacoes ADR	25,267	1,079
*	Vivo Participacoes
	SA ADR	9,939	45
	Votorantim Celulose e
	Papel SA ADR	2,038	41
	Braskem SA ADR	2,279	38
*	Companhia De Bebidas
	da Americas Pfd. Rights
	Exp. 12/31/07	490,589	27

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Gol-Linhas Aereas
	Inteligentes S.A. Rights
	Exp. 5/21/07	13,025	23
*	Companhia de Gas de
	Sao Paulo-Comgas Rights
	Exp. 5/31/07	282,320	11
			1,699,848
Chile (1.7%)
	Empresas Copec SA	2,520,291	36,772
	Empresa Nacional de
	Electricidad SA	14,958,957	24,336
	Enersis SA	58,556,779	22,284
	Empresas CMPC SA	566,732	20,274
	Cencosud SA	4,551,851	17,582
	Sociedad Quimica y
	Minera de Chile SA	648,457	10,315
	Empresa Nacional de
	Telecomunicaciones SA	556,685	8,845
	CAP SA	472,243	8,716
	Banco Santander Chile
	SA	180,259,481	8,643
	Colburn SA	32,814,258	7,336
	Empresa Nacional de
	Electricidad SA ADR	148,670	7,215
	Lan Airlines SA	471,421	6,907
	Enersis SA ADR	363,721	6,889
	Banco de Credito e
	Inversiones	185,598	6,021
	Masisa SA	24,112,337	5,964
	Compania de
	Telecomunicaciones de
	Chile SA	2,530,341	5,849
	Compania Cervecerias Uni
	das SA	759,354	5,346
	Distribucion y
	Servicio D&S SA	12,209,607	4,809
	Embotelladora Andina SA	1,326,373	4,341
*	Banco Santander Chile
	SA ADR	86,769	4,286
	Vina Concha y Toro SA	2,157,508	3,982
	Parque Arauco SA	3,730,316	3,868
	Corpbanca	715,786,824	3,789
	Cristalerias de Chile	292,345	3,638
	Inversiones Aguas
	Metropolitanas SA	2,818,129	3,485
	Embotelladora Andina
	SA Pfd. Class B	1,009,779	3,478
*	Compania SudAmericana
	de Vapores SA	2,011,067	3,207
*	Madeco SA	15,260,612	1,930
	Sociedad Quimica y
	Minera de Chile ADR	11,360	1,791

			Market
			Value•
		Shares	($000)
	Compania de
	Telecomunicaciones de
	Chile SA ADR	168,160	1,524
	Distribucion y Servicio
	SA ADR	45,745	1,075
	Empresas Iansa SA	7,756,599	1,048
	S.A.C.I. Falabella, SA	11,000	54
			255,599
China (11.1%)
	China Mobile
	(Hong Kong) Ltd.	29,869,017	269,031
	China Life
	Insurance Co., Ltd.	42,257,300	130,363
	PetroChina Co. Ltd.	113,974,524	127,986
*	Industrial and
	Commercial Bank of
	China	174,712,979	94,937
	China Construction Bank	147,061,124	89,001
	China Petroleum &
	Chemical Corp.	100,716,580	87,822
	CNOOC Ltd.	92,598,552	79,535
*	Bank of China	93,369,375	46,048
	Ping An Insurance
	(Group) Co. of China Ltd.	8,384,886	44,332
	China Telecom Corp. Ltd.	83,006,030	39,324
	Bank of
	Communications Ltd.
	Class H	34,296,052	35,989
*	China Communications
	Construction Co., Ltd.	26,297,734	34,493
	China Merchants Holdings
	International Co. Ltd.	6,138,612	27,130
	China Overseas Land &
	Investment Ltd.	20,739,808	25,155
	CITIC Pacific Ltd.	6,527,068	24,470
	China Resources
	Enterprise Ltd.	7,065,441	23,817
	Aluminum Corp. of
	China Ltd.	18,496,680	21,465
	Huaneng Power
	International, Inc.
	H Shares	18,124,412	18,305
	Cosco Pacific Ltd.	6,585,592	15,930
	China Mengniu
	Dairy Co., Ltd.	5,207,836	15,790
*	China Shipping
	Development Co.	7,679,984	14,444
	China Resources Power
	Holdings Co., Ltd.	8,073,240	14,283
	Guangzhou R&F
	Properties Co. Ltd.	5,950,000	14,251
	Fujian Zijin Mining
	Industry Co., Ltd.	23,594,120	13,666

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Nine Dragons Paper
	Holdings Ltd.	6,402,000	12,908
	Yanzhou Coal
	Mining Co. Ltd.
	H Shares	11,611,732	11,880
	Denway Motors Ltd.	29,241,243	11,627
	Jiangxi Copper Co. Ltd.	8,206,662	11,556
	Shimao Property
	Holdings Ltd.	5,033,764	10,640
*	Semiconductor
	Manufacturing
	International Corp.	71,892,540	10,609
	Agile Property
	Holdings, Inc.	9,929,361	10,402
	Anhui Conch
	Cement Co. Ltd.	2,552,678	10,279
	Angang Steel Co., Ltd.	5,255,826	10,055
	Beijing Datang Power
	Generation Co., Ltd.	8,566,343	9,812
	Air China Ltd.	14,247,443	9,623
	Li Ning Co., Ltd.	4,876,474	9,527
	GOME Electrical
	Appliances Holdings Ltd.	6,097,060	9,407
	China International
	Marine Containers
	(Group) Co.,Ltd.	3,630,060	9,162
	Hopson Development
	Holdings Ltd.	3,869,000	9,071
	China COSCO
	Holdings Co., Ltd.	9,731,500	8,829
	Chaoda Modern
	Agriculture Holdings Ltd.	10,635,530	8,785
*	PICC Property and
	Casualty Co., Ltd.	14,234,901	8,468
	Lenovo Group Ltd.	20,337,722	8,115
	China Resources Land Ltd.	6,686,000	8,020
	Guangdong
	Investment Ltd.	14,743,104	7,927
	Sinopec Shanghai
	Petrochemical Co. Ltd.	13,857,768	7,885
*	Dongfeng Motor Corp.	14,210,482	7,558
	Beijing Capital
	International Airport Co., Ltd.	7,681,924	7,469
	China Travel International	17,373,960	7,433
	Shanghai Electric
	Group Co., Ltd. Class H	17,026,012	7,309
	TPV Technology Ltd.	10,733,674	7,204
	Zhejiang
	Expressway Co., Ltd.	8,574,128	7,019
	Xinao Gas Holdings Ltd.	5,847,865	6,629
	Maanshan Iron and
	Steel Co. Ltd.	9,518,572	6,570

			Market
			Value•
		Shares	($000)
	Shanghai Industrial
	Holding Ltd.	2,449,165	6,409
*	The Guangshen
	Railway Co., Ltd.	8,668,995	6,366
	Jiangsu
	Expressway Co. Ltd.
	H Shares	7,156,302	6,072
*	BYD Co. Ltd.	966,070	5,968
	China Shipping Container
	Lines Co. Ltd.	11,657,821	5,608
	Shenzhen Investment Ltd.	9,471,000	5,600
*	China Everbright Ltd.	4,217,820	5,353
	Sinochem Hong Kong
	Holdings Ltd.	9,892,000	5,026
	ZTE Corp.	1,016,388	4,725
	Weiqiao Textile Co. Ltd.	2,596,307	4,662
	Weichai Power Co., Ltd.
	Class H	796,920	4,546
	Beijing Enterprises
	Holdings Ltd.	1,758,000	4,538
*	Hunan Non-Ferrous
	Metal Corp., Ltd.	7,420,000	4,469
	FU JI Food &
	Catering Services	1,441,000	4,386
	Zhejiang Southeast
	Electric Power Co., Ltd.	4,180,291	4,373
	Guangzhou
	Investment Co. Ltd.	18,020,000	4,210
	Global Bio-chem
	Technology
	Group Co. Ltd.	9,636,866	4,111
*	Huadian Power
	International Corp. Ltd.	8,992,668	3,887
	Tsingtao Brewery Co., Ltd.	2,066,468	3,638
	Sinotrans Ltd.	9,164,190	3,600
	Guangdong Electric Power
	Development Co., Ltd.	3,596,067	3,587
*	China Southern
	Airlines Co. Ltd.	7,547,658	3,295
*	Brilliance China
	Automotive
	Holdings Ltd.	15,325,562	3,215
	COFCO International Ltd.	4,778,750	3,057
	Shenzhen
	Expressway Co. Ltd.	4,407,138	3,022
*	Travelsky Technology Ltd.	1,734,624	2,950
*	Sinopec Yizheng
	Chemical Fibre Co., Ltd.	7,786,000	2,869
*	China Eastern
	Airlines Corp. Ltd.	9,559,626	2,839
	Shanghai Forte
	Land Co., Ltd.	5,946,000	2,706
*	China Citic Bank	1,308,100	1,099

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
*	China Agri-Industries
	Holdings Ltd.	287,000	234
			1,705,765
Colombia (0.2%)
	Bancolombia SA ADR	991,373	27,818

Czech Republic (0.9%)
	Ceske Energeticke
	Zavody a.s.	1,301,012	62,928
	Cesky Telecom a.s.	711,117	21,242
	Komercni Banka a.s.	108,304	20,189
*	Central European Media
	Enterprises Ltd.	221,009	19,920
	Zentiva NV	123,598	8,842
*	Unipetrol a.s.	276,625	3,173
*	Philip Morris CR a.s.	110	54
			136,348
Egypt (0.6%)
	Orascom Telecom
	Holding SAE GDR	778,509	52,076
	Orascom Construction
	Industries GDR	389,327	45,420
			97,496
Hungary (1.2%)
	OTP Bank Rt.	1,862,720	94,591
	MOL Hungarian Oil and
	Gas Nyrt.	437,189	53,220
	Richter Gedeon Rt.	92,646	19,010
	Magyar Tavkozlesi Rt.	2,725,115	15,786
			182,607
India (6.6%)
	Reliance Industries Ltd.	3,810,574	143,440
	Infosys Technologies Ltd.	2,673,619	131,978
	ICICI Bank Ltd.	2,368,729	49,330
	Housing Development
	Finance Corp. Ltd.	1,112,132	44,574
*	Reliance Communication
	Ventures	3,703,272	42,578
	Oil and Natural
	Gas Corp. Ltd.	1,598,626	35,241
^	ICICI Bank Ltd. ADR	703,249	28,777
	Satyam Computer
	Services Ltd.	2,397,945	27,318
	HDFC Bank Ltd.	1,104,275	27,093
	ITC Ltd.	6,767,333	26,108
	Larsen & Toubro Ltd.	623,462	25,482
	Tata Consultancy
	Services Ltd.	765,229	23,328
	Hindustan Lever Ltd.	4,785,348	23,017
	Bharat Heavy
	Electricals Ltd.	349,193	20,955
	Tata Motors Ltd.	1,143,119	20,685
	Mahindra & Mahindra Ltd.	847,318	15,881

			Market
			Value•
		Shares	($000)
	Wipro Ltd.	1,065,657	14,647
	Grasim Industries Ltd.	212,975	12,569
	Reliance Capital Ltd.	697,772	11,971
	Bajaj Auto Ltd.	185,487	10,938
	Dr. Reddy’s
	Laboratories Ltd.	618,662	10,558
	Hindalco Industries Ltd.	2,973,631	10,470
	Tata Iron and
	Steel Co. Ltd.	775,098	10,266
	Gail India Ltd.	1,435,474	10,252
	Cipla Ltd.	2,000,779	10,177
	Gujarat Ambuja
	Cements Ltd.	3,301,161	9,381
	Ranbaxy Laboratories Ltd.	999,503	8,969
	Kotak Mahindra Bank	661,722	8,645
	Indiabulls Financial
	Services Ltd.	718,741	8,305
	Hero Honda Motors Ltd.	490,803	8,165
	Maruti Udyog Ltd.	415,061	8,055
	Sun Pharmaceutical
	Industries Ltd.	324,923	8,050
	Zee Entertainment
	Enterprises	1,136,746	8,022
	Reliance Energy Ltd.	631,370	7,758
	UTI Bank Ltd.	652,622	7,336
	Siemens India Ltd.	234,977	6,651
	Indian Hotels Co. Ltd.	1,840,807	6,288
	Associated
	Cement Cos. Ltd.	303,152	6,138
	ABB (India) Ltd.	58,211	5,733
	State Bank of India	214,796	5,703
*	Indiabulls Real Estate Ltd.	643,713	5,327
	Tata Power Co. Ltd.	369,651	5,276
	Bharat Forge Ltd.	628,312	4,890
	Jindal Steel & Power Ltd.	70,273	4,884
	Satyam Computer
	Services Ltd. ADR	192,310	4,785
	GlaxoSmithKline
	Pharmaceuticals
	(India) Ltd.	167,954	4,736
	Glenmark
	Pharmaceuticals Ltd.	294,712	4,679
	HDFC Bank Ltd. ADR	59,931	4,353
	Bharat
	Petroleum Corp. Ltd.	536,772	4,323
	Nestle India Ltd.	168,052	4,092
	Jaiprakash Associates Ltd.	259,646	3,766
	Bharat Electronics Ltd.	90,497	3,731
	Tata Tea Ltd.	198,962	3,716
	Mahanagar Telephone
	Nigam Ltd.	1,002,989	3,585
	Hindustan
	Petroleum Corp., Ltd.	548,342	3,574

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Indian
	Petrochemicals Corp., Ltd.	474,955	3,557
	Infrastructure
	Development
	Finance Co., Ltd.	1,538,291	3,557
	Ultratech Cemco Ltd.	180,657	3,550
	Asian Paints (India) Ltd.	182,087	3,475
	State Bank of India GDR	49,983	3,394
	Videsh Sanchar Nigam Ltd.	296,150	3,118
	Biocon Ltd.	254,152	2,944
	Moser Baer India Ltd.	288,094	2,463
	Nicholas Piramal India Ltd.	396,360	2,456
^	Wipro Ltd. ADR	139,977	2,311
	Bank of Baroda	396,705	2,255
	Ashok Leyland Ltd.	2,073,700	1,940
	Bajaj Hindusthan Ltd.	492,832	1,917
	Colgate-Palmolive
	(India) Ltd.	229,179	1,901
^	Dr. Reddy’s
	Laboratories Ltd. ADR	109,786	1,878
	Jet Airways (India) Ltd.	108,086	1,868
	Britannia Industries Ltd.	55,158	1,680
*	Dish TV India Ltd.	606,647	1,574
	Matrix Laboratories Ltd.	288,308	1,333
	Arvind Mills Ltd.	1,010,978	1,096
*	Sun Pharmaceutical
	Advanced Research	324,923	1,061
^	Videsh Sanchar
	Nigam Ltd. ADR	35,622	746
	Mahanagar Telephone
	Nigam Ltd. ADR	58,134	414
	Infosys Technologies Ltd.
	ADR	5,765	302
	Reliance Industries Ltd.
	GDR	195	15
			1,017,354
	Indonesia (1.6%)
	PT Telekomunikasi
	Indonesia Tbk	60,130,479	68,785
	PT Bank Central Asia Tbk	36,093,028	20,861
	PT Astra International Tbk	12,461,148	19,571
	PT Bank Rakyat
	Indonesia Tbk	32,393,452	18,537
	PT Bumi Resources Tbk	101,377,000	15,305
	PT Perusahaan Gas
	Negara Tbk	10,823,324	12,389
	PT Bank Mandiri Tbk	35,495,808	11,843
	PT Indonesian
	Satellite Corp. Tbk	14,303,133	10,596
	PT Bank Danamon Tbk	9,973,258	7,023
	PT International Nickel
	Indonesia Tbk	962,060	6,398
	PT Aneka Tambang Tbk	3,763,815	6,383

			Market
			Value•
		Shares	($000)
	PT United Tractors Tbk	7,355,672	6,326
	PT Unilever Indonesia Tbk	9,441,810	5,829
	PT Indofood Sukses
	Makmur Tbk	27,773,688	4,966
	PT Gudang Garam Tbk	4,129,600	4,894
*	PT Kalbe Farma Tbk	33,545,698	4,612
	PT Astra Agro Lestari Tbk	2,106,680	3,620
	PT Semen Gresik Tbk	850,732	3,574
	PT Indocement Tunggal
	Prakarsa Tbk (Local)	5,711,574	3,548
*	PT Bank Indonesia Tbk	45,776,739	3,136
	PT Berlian Laju Tanker Tbk	12,249,000	2,708
*	PT Energi Mega
	Persada Tbk	34,541,864	2,268
	PT Bank International
	Indonesia Tbk	102,385,500	2,099
	Ramayana Lestari
	Sentosa PT Tbk	16,810,120	1,469
*	Bank Pan Indonesia TBK
	Warrants Exp. 7/10/09	7,066,431	171
			246,911
Israel (2.7%)
	Teva Pharmaceutical
	Industries Ltd.	4,086,730	156,849
	Bank Hapoalim Ltd.	6,460,923	33,708
	Bank Leumi Le-Israel	6,146,201	23,052
	Israel Chemicals Ltd.	2,985,730	22,810
	Africa-Israel
	Investments Ltd.	91,745	12,546
*	Check Point Software
	Technologies Ltd.	525,053	12,365
	Bezeq Israeli
	Telecommunication
	Corp., Ltd.	7,023,286	11,197
*	NICE Systems Ltd.	297,290	10,938
	United Mizrahi Bank Ltd.	1,314,109	9,736
*	Israel Discount Bank Ltd.	4,430,468	9,280
	Makhteshim-Agan
	Industries Ltd.	1,138,595	8,270
	IDB
	Development Corp. Ltd.	220,490	8,113
	Clal Insurance Enterprise
	Holdings Ltd.	256,425	7,984
*	Alvarion Ltd.	953,770	7,840
	Discount
	Investment Corp. Ltd.	248,867	7,484
*	Given Imaging Ltd.	275,446	6,746
	Elbit Systems Ltd.	150,090	6,087
	The Israel Corp. Ltd.	9,494	6,036
	Partner
	Communications Co. Ltd.	369,388	6,033
*	Aladdin Knowledge
	Systems	270,321	5,661

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Migdal Insurance
	Holdings Ltd.	3,358,861	5,509
	Harel Insurance
	Investments Ltd.	97,818	5,380
*	ECI Telecom Ltd.	628,299	5,253
*	Super Sol Ltd.	1,067,316	4,364
*	Retalix Ltd.	178,791	3,928
*	Radware Ltd.	279,161	3,615
	Clal Industries and
	Investments Ltd.	545,178	3,519
*	Orbotech Ltd.	151,903	3,483
*	Syneron Medical Ltd.	135,943	3,424
*	Koor Industries Ltd.	53,013	3,368
	Tadiran Communications
	Industries	60,797	3,160
*	Audiocodes Ltd.	312,929	2,097
	Strauss Group Ltd.	85,342	1,012
			420,847
Malaysia (3.3%)
	Bumiputra-Commerce
	Holdings Bhd.	13,316,400	41,755
	Malayan Banking Bhd.	11,747,300	40,967
	IOI Corp. Bhd.	4,349,100	31,903
	Genting Bhd.	10,871,200	26,884
	Sime Darby Bhd.	9,128,500	24,474
	Tenaga Nasional Bhd.	6,498,700	21,554
	Maxis
	Communications Bhd.	5,242,400	19,916
	Malaysia International
	Shipping Corp., Bhd.
	(Foreign)	6,992,700	19,728
	Public Bank Bhd.	6,219,500	18,130
	Telekom Malaysia Bhd.	5,132,400	16,141
	Resorts World Bhd.	15,275,500	14,493
	British American
	Tobacco Bhd.	972,600	13,051
	Malakoff Bhd.	3,557,900	10,710
	Kuala Lumpur Kepong Bhd.	2,587,050	9,812
	AMMB Holdings Bhd.	8,342,600	9,706
	PLUS Expressways Bhd.	9,586,400	8,485
	Petronas Gas Bhd.	3,116,900	8,452
	YTL Corp., Bhd.	3,946,700	8,380
	PPB Group Bhd.	3,769,000	8,289
	IJM Corp. Bhd.	3,113,950	7,885
	Gamuda Bhd.	3,298,300	7,538
	Golden Hope
	Plantations Bhd.	3,189,900	7,398
	Tanjong Public Ltd. Co.	1,468,600	7,182
	SP Setia Bhd.	2,888,200	6,941
	Bursa Malaysia Bhd.	1,809,000	6,074
	Berjaya Sports Toto Bhd.	4,318,200	5,637
	Hong Leong Bank Bhd.	2,937,000	5,465
	Magnum Corp., Bhd.	5,163,100	5,257

			Market
			Value•
		Shares	($000)
	Astro All Asia
	Networks PLC	3,447,200	5,069
	RHB Capital Bhd.	3,590,200	4,929
	UMW Holdings
	Malaysia Bhd.	1,439,400	4,786
	Petronas Dagangan Bhd.	2,197,300	4,506
	Highlands &
	Lowlands Bhd.	1,812,400	4,069
	Star Publications Bhd.	3,781,500	3,986
	Shell Refining Co.
	Malaysia Bhd.	1,237,300	3,862
	Lafarge Malayan
	Cement Bhd.	7,409,600	3,792
	Malaysia
	Mining Corp., Bhd.	1,718,600	3,532
	Proton Holdings Bhd.	1,766,300	3,283
	IGB Corp., Bhd.	3,778,600	3,129
*	Airasia Bhd.	5,526,400	3,120
	Media Prima Bhd.	3,814,700	3,057
	Transmile Group Bhd.	772,100	2,947
*	Malaysian
	Resources Corp., Bhd.	4,162,100	2,717
	KLCC Property
	Holdings Bhd.	2,409,100	2,690
	Pos Malaysia &
	Services Holding Bhd.	1,889,100	2,575
	Guinness Anchor Bhd.	1,414,700	2,533
	IOI Properties Bhd.	674,900	2,514
*	Multi-Purpose
	Holdings Bhd.	3,398,200	2,451
	DRB-Hicom Bhd.	3,964,500	2,297
*	Malaysian Airline
	System Bhd.	1,341,900	2,260
*	Mulpha International Bhd.	4,021,200	2,168
	Kurnia Asia Bhd	6,580,300	2,154
	Scomi Group Bhd.	5,250,800	2,134
	Hong Leong Financial
	Group Bhd.	1,182,900	1,996
	TA Enterprise Bhd.	3,345,200	1,822
	Tan Chong Motor
	Holdings Bhd.	4,172,800	1,567
	Malaysian Pacific
	Industries Bhd.	498,300	1,494
	Malaysian Bulk
	Carriers Bhd.	1,215,900	1,401
			501,047
Mexico (6.3%)
	America Movil SA de CV	110,066,545	289,239
*	Cemex SA CPO	43,606,965	141,788
	Telefonos de Mexico SA	50,985,604	87,242
	Grupo Televisa SA CPO	14,133,585	79,367
	Wal-Mart de Mexico SA	19,268,200	75,564

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Fomento Economico
	Mexicano UBD	4,439,435	47,771
	Grupo Financerio
	Banorte SA de CV	8,461,049	36,743
	Grupo Mexico SA de CV	6,577,502	35,128
	Grupo Modelo SA	3,459,166	17,678
	Alfa SA de CV Series A	2,233,866	16,654
	Grupo Carso SA de CV
	Series A1	3,971,998	15,755
	Kimberly Clark de
	Mexico SA de CV
	Series A	3,237,733	14,326
*	Corporacion GEO, SA
	de CV	2,580,325	14,139
	Grupo Bimbo SA	2,107,752	11,395
*	Empresas ICA SAB
	de CV	2,436,170	9,636
	Grupo Aeroportuario del
	Pacifico SA ADR	200,593	9,071
*	Desarrolladora Homex SA
	de CV	902,080	8,747
*	Industrias Penoles SA
	Series CP	704,776	8,695
	Consorcio ARA SA de CV	5,194,604	8,509
	Grupo Aeroportuario del
	Sureste SA de CV	1,726,089	8,326
	Coca-Cola Femsa SA
	de CV	2,026,825	7,871
	Controladora Comercial
	Mexicana SA de CV
	(Units)	2,630,723	6,793
*	URBI Desarrollos
	Urbanos SA de CV	1,549,369	6,474
	TV Azteca SA CPO	7,454,011	6,391
*	Carso Infraestructura y
	Construccion, SA	5,221,792	4,553
	Grupo Aeroportuario del
	Pacifico SA	793,107	3,600
*	Cemex SAB de CV ADR	12,200	397
			971,852
Peru (0.6%)
^	Southern Peru
	Copper Corp.
	(U.S. Shares)	298,412	23,962
	Southern Peru
	Copper Corp.	233,969	19,216
	Credicorp Ltd.	326,513	17,109
	Compania de Minas
	Buenaventura S.A.u	437,247	14,056
	Volcan Compania
	Minera SA	2,031,892	8,850
	Minsur SA	2,648,377	8,789

			Market
			Value•
		Shares	($000)
	Compania de Minas
	Buenaventura S.A.u. ADR	106,671	3,475
			95,457
Philippines (0.6%)
	Philippine Long Distance
	Telephone Co.	336,424	17,846
	Ayala Land, Inc.	26,476,009	9,611
	Bank of Philippine Islands	6,950,515	9,338
	Ayala Corp.	655,065	8,197
	SM Investments Corp.	962,987	7,179
	SM Prime Holdings, Inc.	27,701,981	6,603
	San Miguel Corp. Class B	3,754,509	5,745
	Metropolitan Bank &
	Trust Co.	3,713,341	4,827
	Globe Telecom, Inc.	180,789	4,648
*	Megaworld Corp.	63,802,573	4,301
	Jollibee Foods Corp.	3,635,843	3,756
	Banco De Oro	2,651,491	3,290
	Manila Electric Co.	1,938,393	2,925
	Petron Corp.	23,419,950	2,639
	First Philippine
	Holdings Corp.	1,655,003	2,638
*	Filinvest Land, Inc.	30,207,058	1,110
			94,653
Poland (1.9%)
	Powszechna Kasa
	Oszczednosci Bank
	Polski SA	2,812,352	51,286
	Bank Polska Kasa Opieki
	Grupa Pekao SA	458,587	43,037
	Telekomunikacja
	Polska SA	4,047,798	32,419
	Polski Koncern
	Naftowy SA	1,785,274	29,076
	KGHM Polska Miedz SA	638,170	24,207
	Bank Przemyslowo
	Handlowy PBK SA	52,206	18,405
	Bank Zachodni WBK SA	157,591	17,192
*	Globe Trade Centre SA	809,998	14,310
*	Bank Rozwoju
	Eksportu SA	62,408	11,307
	Polish Oil & Gas	6,902,727	10,311
*	TVN SA	748,815	7,275
	Grupa Kety SA	76,106	5,310
	Orbis SA	172,875	5,190
*	Budimex SA	106,753	4,815
	Asseco Poland SA	162,330	4,785
	Mondi Packaging Paper
	Swieci SA	105,606	4,179
	Prokom Software SA	64,768	3,800
	Polska Grupa
	Farmaceutyczna	107,399	3,315
	Agora SA	179,889	2,911

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Computerland SA	78,052	2,761
	Debica SA	55,949	1,940
*	Boryszew SA	26,662	240
			298,071
Russia (9.5%)
*	OAO Gazprom ADR	14,496,500	566,940
	Lukoil Sponsored ADR	2,977,923	228,564
	Mining and
	Metallurgical Co.
	Norilsk Nickel ADR	535,733	104,520
	RAO Unified Energy
	System GDR	578,469	75,490
*	Mobile TeleSystems ADR	1,226,082	67,557
*	Surgutneftegaz
	OJSC ADR	1,017,763	65,179
*	OAO Vimpel-
	Communications
	Sponsored ADR	669,350	64,766
*	Tatneft GDR	466,992	45,481
	Novolipetsk Steel GDR	1,262,476	35,067
*	Polyus Gold ADR	714,253	32,749
	NovaTek OAO GDR	633,012	32,561
^	Rostelecom ADR	568,010	30,019
	Cherepovets MK
	Severstal GDR	1,883,053	25,798
	Wimm-Bill-Dann Foods
	ADR	296,863	23,927
	Sistema JSFC GDR	834,776	23,451
	Mechel OAO ADR	533,703	17,431
	Comstar United
	Telesystems GDR	1,401,355	11,249
			1,450,749
South Africa (8.9%)
	Sasol Ltd.	3,540,248	121,190
	Standard Bank Group Ltd.	7,620,531	118,663
	MTN Group Ltd.	7,831,017	114,283
	Impala Platinum
	Holdings Ltd.	2,846,860	91,821
	Anglo Platinum Ltd.	406,208	65,247
	FirstRand Ltd.	18,218,118	64,426
	Sanlan Ltd.	16,617,999	55,772
	Gold Fields Ltd.	2,998,249	53,615
	Telkom South Africa Ltd.	1,888,282	46,108
	Naspers Ltd.	1,517,744	38,093
	Barloworld Ltd.	1,318,788	36,669
	Nedbank Group Ltd.	1,642,410	34,988
	AngloGold Ltd.	775,556	34,401
*	Harmony Gold
	Mining Co., Ltd.	2,029,738	32,253
	Bidvest Group Ltd.	1,316,557	27,382
	Sappi Ltd.	1,500,010	26,578
	Mittal Steel
	South Africa Ltd.	1,384,772	24,909

		Market
		Value•
	Shares	($000)
Imperial Holdings Ltd.	1,020,192	22,944
Steinhoff International
Holdings Ltd.	5,806,399	20,453
African Bank
Investments Ltd.	4,116,046	19,733
Network Healthcare
Holdings Ltd.	9,149,305	19,178
Murray &
Roberts Holdings Ltd.	2,168,979	18,597
Investec Ltd.	1,302,740	18,319
Aveng Ltd.	2,690,327	18,259
Tiger Brands Ltd.	647,704	18,084
Reunert Ltd.	1,571,375	17,830
JD Group Ltd.	1,200,481	15,824
Massmart Holdings Ltd.	1,133,048	15,694
Truworths International Ltd.	2,534,951	14,011
Woolworths Holdings Ltd.	3,955,327	13,341
Liberty Group Ltd.	944,296	12,253
Shoprite Holdings Ltd.	2,676,441	12,028
Metropolitan Holdings Ltd.	4,457,395	10,565
Foschini Ltd.	1,005,441	10,444
Nampak Ltd.	3,219,957	10,431
Kumba Iron Ore Ltd.	474,083	10,267
Tongaat-Hulett Group Ltd.	493,333	9,683
Alexander Forbes Ltd.	3,722,402	8,688
Aspen Pharmacare
Holdings Ltd.	1,550,792	8,465
Allan Gray Property Trust	7,890,900	8,345
AVI Ltd.	2,668,006	8,307
Spar Group Ltd.	935,586	7,055
Ellerine Holdings Ltd.	507,502	6,875
Lewis Group Ltd.	670,680	6,874
Grindrod Ltd.	1,765,850	4,913
Pick’n Pay Stores Ltd.	940,143	4,678
Super Group Ltd.	1,922,845	3,918
Pretoria Portland
Cement Co., Ltd.	26,598	1,815
		1,364,269
South Korea (15.6%)
Samsung
Electronics Co., Ltd.	611,298	373,845
Kookmin Bank	1,756,981	157,232
POSCO	341,994	143,421
SK Corp.	670,715	73,058
Hyundai Heavy
Industries Co., Inc.	272,016	68,547
Samsung
Electronics Co., Ltd. Pfd.	131,913	62,050
Shinhan
Financial Group Ltd.	1,070,702	60,276
Hyundai Motor Co. Ltd.	940,002	59,451
Shinsegae Co., Ltd.	87,166	59,310

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
2	Samsung
	Electronics Co., Ltd. GDR	189,343	57,695
	Korea Electric Power Corp.	1,395,481	56,907
	KT & G Corp.	701,682	50,441
*	POSCO ADR	432,072	45,255
	Samsung Fire &
	Marine Insurance Co.	220,201	39,033
	LG Electronics Inc.	580,147	38,693
	SK Telecom Co., Ltd.	181,550	38,291
	Hana Financial Group Inc.	697,582	36,421
*	NHN Corp.	226,087	35,364
	Samsung Heavy
	Industries Co., Ltd.	1,042,120	34,063
	Samsung Corp.	794,660	33,422
	KT Corp.	705,714	31,676
	Hyundai Mobis	340,810	27,340
	Daewoo Shipbuilding &
	Marine
	Engineering Co., Ltd.	573,720	23,154
*	LG. Philips LCD Co., Ltd.	568,704	23,117
	Daewoo Engineering &
	Construction Co., Ltd.	915,065	22,799
	Hyundai Development Co.	384,100	22,054
	S-Oil Corp.	284,418	21,876
*	Kookmin Bank-Spon ADR	234,954	21,104
	GS Engineering &
	Construction Corp.	207,501	20,574
	Lotte Shopping Co., Ltd.	54,443	20,418
	Daelim Industrial Co.	157,658	18,413
*	Samsung
	Securities Co. Ltd.	311,233	18,193
	Korea Telecom Freetel	582,603	17,872
	LG Chem Ltd.	282,132	16,416
*	Hyundai Engineering &
	Construction Co., Ltd.	262,868	15,642
*	Kia Motors	1,206,740	14,286
	Hyundai Mipo
	Dockyard Co., Ltd.	69,824	14,147
	Kangwon Land Inc.	673,588	13,907
	Samsung
	Engineering Co., Ltd.	189,155	13,888
*	Daewoo
	Securities Co., Ltd.	632,000	13,642
	Samsung
	Electro-Mechanics Co.	365,390	13,577
	Hanjin Shipping Co., Ltd.	307,240	13,407
	CJ Corp.	118,514	13,229
	Korea Investment
	Holdings Co., Ltd.	223,420	13,165
	Hanjin Heavy
	Industries Co. Ltd.	277,420	12,490
	Samsung SDI Co. Ltd.	212,605	12,430
	Daegu Bank	747,695	12,286
	Hankook Tire Co. Ltd.	660,970	12,098

			Market
			Value•
		Shares	($000)
	SK Telecom Co. Ltd. ADR	475,434	11,805
	Daewoo International Corp.	261,457	11,555
	Kumkang Korea
	Chemical Co., Ltd.	27,554	11,322
	Korea Zinc Co., Ltd.	74,008	11,211
*	Woori Investment &
	Securities Co., Ltd.	478,899	11,063
	Pusan Bank	749,435	10,982
*^	Shinhan Financial
	Group Co., Ltd. ADR	97,198	10,902
	Doosan Infracore Co., Ltd.	339,270	10,788
	Hite Brewery Co., Ltd.	76,577	10,768
	Samsung
	Techwin Co., Ltd.	270,574	10,699
	Cheil Industrial, Inc.	275,800	10,405
	Korean Air Co. Ltd.	212,168	9,970
	Hyundai Department
	Store Co., Ltd.	94,468	9,667
	Woongjin Coway Co., Ltd.	267,699	8,951
	LG Household &
	Health Care Ltd.	66,700	8,881
*	Korea Electric
	Power Corp. ADR	428,142	8,854
	Yuhan Corp.	53,019	8,642
	Korea Exchange Bank	531,640	8,622
	Hyundai Motor Co., Ltd.	246,007	7,995
	Amorepacific Corp.	12,390	7,986
*	Hyundai Securities Co.	512,249	7,843
*	Tong Yang
	Investment Bank	544,818	7,501
	Honam
	Petrochemical Corp.	87,280	7,233
	Dongkuk
	Steel Mill Co., Ltd.	249,280	6,801
*	NCsoft Corp.	90,541	6,791
	Lotte
	Confectionery Co., Ltd.	5,335	6,656
	Dongbu
	Insurance Co., Ltd.	212,665	6,192
	Mirae Asset
	Securities Co., Ltd.	95,042	6,171
	Cheil Communications Inc.	23,070	6,030
	Hanwha Chemical Corp.	354,840	5,973
	LS Cable Ltd.	108,020	5,898
	Nong Shim Co. Ltd.	22,060	5,894
*	Daishin Securities Co.	243,447	5,889
	Hyundai Marine &
	Fire Insurance Co., Ltd.	435,776	5,842
	Hyosung Corp.	140,673	5,836
	ORION Corp.	21,270	5,789
	Hanmi Pharm Co., Ltd.	43,193	5,689
	Lotte Chilsung
	Beverage Co., Ltd.	4,250	5,483
	LG International Corp.	177,426	5,404

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	LG Petrochemical Co., Ltd.	160,030	5,380
	Korean Reinsurance Co.	420,588	5,351
*	KT Corp. ADR	219,241	4,968
	S1 Corp.	110,600	4,765
	Pacific Corp.	25,134	4,712
	Hyundai Autonet Co., Ltd.	629,092	4,616
*	Daum
	Communications Corp.	61,100	4,518
	Asiana Airlines	537,160	4,349
	LG Electronics Inc.	117,981	4,325
	Poongsan Corp.	143,120	3,820
	LG Fashion Corp.	131,163	3,635
	Samsung Fine
	Chemicals Co., Ltd.	112,000	3,445
	Dae Duck Electronics Co.	223,983	1,828
			2,391,670
Taiwan (11.5%)
	Taiwan Semiconductor
	Manufacturing Co., Ltd.	108,531,669	220,943
	Hon Hai Precision
	Industry Co., Ltd.	24,396,053	160,892
	Cathay Financial
	Holding Co.	32,000,431	64,807
	MediaTek Inc.	4,569,240	56,830
	China Steel Corp.	48,639,482	55,020
	Nan Ya Plastic Corp.	29,638,291	53,913
	United
	Microelectronics Corp.	91,055,485	52,480
	AU Optronics Corp.	32,424,403	51,120
	Chunghwa
	Telecom Co., Ltd.	25,722,920	48,868
	Formosa Plastic Corp.	24,037,289	45,881
	Asustek Computer Inc.	14,867,663	33,904
	Taiwan Semiconductor
	Manufacturing Co. Ltd.
	ADR	3,182,692	33,546
	Mega Financial
	Holding Co. Ltd.	49,281,224	31,408
	Formosa Chemicals &
	Fibre Corp.	16,581,276	30,787
	Chinatrust Financial
	Holding	35,531,185	27,838
	High Tech Computer Corp.	1,818,720	27,096
	Delta Electronics Inc.	8,213,369	25,657
	Acer Inc.	13,192,270	25,027
	Formosa
	Petrochemical Corp.	11,519,000	24,652
	Siliconware Precision
	Industries Co.	13,035,218	24,530
*	Innolux Display Corp.	8,440,000	24,094
	Chi Mei
	Optoelectronics Corp.	21,110,718	23,634

			Market
			Value•
		Shares	($000)
	China Development
	Financial Holding Corp.	51,078,274	21,384
*	Advanced Semiconductor
	Engineering Inc.	17,331,670	19,961
	Fubon Financial
	Holding Co., Ltd.	20,652,100	17,928
	Foxconn
	Technology Co., Ltd.	1,912,090	17,927
	Powerchip
	Semiconductor Corp.	29,077,000	17,573
	Compal Electronics Inc.	18,822,743	17,089
	First Financial
	Holding Co., Ltd.	24,596,707	16,924
	Lite-On Technology Corp.	13,695,868	16,896
	Uni-President
	Enterprises Co.	15,092,590	14,828
	Taiwan Cellular Corp.	13,848,360	14,349
	Quanta Computer Inc.	9,755,180	13,981
	Taiwan Cement Corp.	15,370,988	13,654
*	Fuhwa Financial
	Holdings Co., Ltd.	31,362,773	13,495
	SinoPac Holdings	31,103,214	13,451
*	Chang Hwa
	Commercial Bank	22,782,094	13,327
	Catcher
	Technology Co., Ltd.	1,725,806	13,162
	Hau Nan Financial
	Holdings Co., Ltd.	19,056,695	13,134
*	Taishin Financial Holdings	26,892,678	13,089
	Far Eastern Textile Ltd.	13,931,173	12,669
	Novatek Microelectronics
	Corp., Ltd.	2,523,485	12,408
	Pou Chen Corp.	10,669,646	11,132
	E.Sun Financial
	Holding Co., Ltd.	16,119,637	9,110
*	Chunghwa Picture
	Tubes, Ltd.	35,848,331	8,655
*	Tatung Co., Ltd.	20,361,000	8,571
	Asia Cement Corp.	7,993,533	8,295
	Realtek
	Semiconductor Corp.	4,034,103	8,135
^	United Microelectronics
	Corp. ADR	2,441,314	8,008
	Shin Kong Financial
	Holdings Co.	8,332,856	7,706
	President Chain
	Store Corp.	2,978,985	7,640
*	Walsin Lihwa Corp.	14,806,970	7,576
	Taiwan Fertilizer Co., Ltd.	4,148,000	7,563
*	Macronix
	International Co., Ltd.	16,782,486	6,974
	D-Link Corp.	3,772,195	6,960
	Largan Precision Co., Ltd.	592,538	6,648
*	Winbond Electronics Corp.	19,613,000	6,575

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Mitac International Corp.	5,863,634	6,200
	Nan Ya Printed Circuit
	Board Corp.	1,062,000	6,179
	AU Optronics Corp. ADR	384,673	6,120
	Inventec Co., Ltd.	8,167,535	6,017
*	Via Technologies Inc.	5,767,379	5,598
*	HannStar Display Corp.	29,476,132	5,567
*	Yageo Corp.	13,907,520	5,470
	Chunghwa
	Telecom Co., Ltd. ADR	272,431	5,421
	Synnex Technology
	International Corp.	4,175,028	5,255
	Yulon Motor Co., Ltd.	4,529,676	5,016
*	BENQ Corp.	13,138,692	5,007
*	CMC Magnetics Corp.	15,943,700	4,785
	Teco Electric &
	Machinery Co., Ltd.	9,105,000	4,684
	Asia Optical Co., Inc.	1,087,330	4,610
	Eternal Chemical Co., Ltd.	2,743,871	4,593
	Formosa Taffeta Co., Ltd.	4,962,868	4,488
	U-Ming Marine
	Transport Corp.	2,426,600	4,477
	Advantech Co., Ltd.	1,484,622	4,366
	Wintek Corp.	5,456,607	4,204
	Compal
	Communications, Inc.	1,197,800	4,189
	Cheng Shin Rubber
	Industry Co., Ltd.	3,898,555	4,015
*	Polaris Securities Co., Ltd.	9,567,502	4,013
	Phoenix Precision
	Technology Corp.	3,646,584	3,890
	Wan Hai Lines Ltd.	5,849,370	3,875
	Yang Ming Marine
	Transport	5,699,985	3,726
	Cheng Uei Precision
	Industry Co., Ltd.	1,351,814	3,695
	Evergreen Marine Corp.	5,629,879	3,439
	China Motor Co., Ltd.	3,976,028	3,423
	Zyxel
	Communications Corp.	2,263,554	3,311
*	Ritek Corp.	13,304,194	3,219
	Taiwan Glass
	Industrial Corp.	3,611,207	3,134
*	Cathay Construction Corp.	5,486,779	3,092
	Fu Sheng
	Industrial Co., Ltd.	3,093,887	3,044
	Micro-Star
	International Co., Ltd.	4,130,797	3,030
*	China Airlines	6,684,082	2,919
	Yuen Foong Yu Paper
	Manufacturing Co., Ltd.	6,698,172	2,683
	EVA Airways Corp.	6,781,879	2,666
	Inventec Appliances Corp.	1,383,900	2,553

			Market
			Value•
		Shares	($000)
	Waterland Financial
	Holdings	8,235,000	2,515
	Taiwan Secom Corp., Ltd.	1,365,846	2,350
*^	Advanced
	Semiconductor
	Engineering Inc. ADR	402,361	2,338
	Kinpo Electronics, Inc.	6,160,477	2,309
*	Compeq
	Manufacturing Co., Ltd.	5,707,750	2,305
	Siliconware Precision
	Industries Co. ADR	234,395	2,274
	Giant
	Manufacturing Co., Ltd.	1,379,270	2,242
	Gigabyte
	Technology Co., Ltd.	3,356,626	2,232
	Yieh Phui Enterprise	5,215,487	2,220
	Oriental Union
	Chemical Corp.	2,835,016	2,091
	Nien Made
	Enterprise Co., Ltd.	2,115,800	2,011
*	Accton Technology Corp.	3,290,116	1,804
*	Optimax Technology Corp.	2,895,220	1,626
	Phoenixtec Power Co., Ltd.	1,791,430	1,621
	Ya Hsin Industrial Co., Ltd.	5,306,018	1,177
			1,762,792
Thailand (1.5%)
	PTT Public Co., Ltd.
	(Foreign)	5,204,822	32,928
	PTT Exploration &
	Production
	Public Co. Ltd. (Foreign)	7,131,455	19,277
	Kasikornbank
	Public Co. Ltd. (Foreign)	9,460,832	19,103
	Bangkok Bank
	Public Co., Ltd. (Foreign)	5,661,682	18,224
	Siam Cement
	Public Co. Ltd. (Foreign)	2,177,806	14,818
	Advanced Info Service
	Public Co. Ltd. (Foreign)	5,253,829	11,709
	Siam Commercial Bank
	Public Co. Ltd. (Foreign)	5,063,307	9,683
	IRPC PCL (Foreign)	55,282,160	9,538
	Bangkok Bank
	Public Co. Ltd. (Local)	2,276,044	7,143
	Banpu Public Co. Ltd.
	(Foreign)	867,403	5,350
	Krung Thai Bank
	Public Co. Ltd. (Foreign)	15,898,141	4,975
	Rayong Refinery PCL
	(Foreign)	9,133,390	4,938
	Airports of Thailand
	Public Co. Ltd. (Foreign)	2,657,186	4,546

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	PTT Chemical PCL
	(Foreign)	1,796,883	4,185
	Thai Airways International
	Public Co. Ltd.	3,046,108	4,095
	BEC World Public Co. Ltd.
	(Foreign)	5,915,630	3,998
	Charoen Pokphand Foods
	Public Co., Ltd. (Foreign)	29,851,863	3,897
	Land and Houses
	Public Co. Ltd. (Foreign)	17,062,566	3,703
	Siam City Cement
	Public Co. Ltd. (Foreign)	433,442	3,490
	C.P. 7-Eleven
	Public Co. Ltd. (Foreign)	16,077,900	3,421
	Siam Cement
	Public Co. Ltd. (Local)	458,848	3,047
	Ratchaburi Electricity
	Generating Holding
	Public Co. Ltd.	2,173,700	2,985
	Central Pattana
	Public Co. Ltd. (Foreign)	3,717,000	2,859
	Land and Houses
	Public Co. Ltd. (Local)	13,907,100	2,754
	Glow Energy
	Public Co. Ltd. (Foreign)	2,917,600	2,706
	Kasikornbank
	Public Co., Ltd. (Local)	1,395,670	2,683
	The Aromatics (Thailand)
	PLC (Foreign)	1,624,709	2,570
	Electricity Generating
	Public Co. Ltd. (Foreign)	767,548	2,373
	Precious Shipping
	Public Co. Ltd. (Foreign)	3,099,444	2,317
*	True Corp. Public Co. Ltd.
	(Foreign)	12,264,890	2,204
	Hana Microelectronics
	Public Co. Ltd. (Foreign)	2,929,800	2,169
	Thanachart Capital
	Public Co. Ltd. (Foreign)	4,242,300	1,769
	Siam Makro
	Public Co. Ltd. (Foreign)	649,000	1,577
*	Italian-Thai Development
	Public Co. Ltd. (Foreign)	9,647,546	1,443
	Bangkok Expressway
	Public Co. Ltd. (Foreign)	2,105,900	1,417
	Sahaviriya Steel Industries
	Public Co., Ltd.	43,421,692	1,349
	Delta Electronics
	(Thailand) Public Co. Ltd.
	(Foreign)	2,699,850	1,203
	Thai Union Frozen
	Products Public Co., Ltd.
	(Foreign)	1,630,000	1,033

			Market
			Value•
		Shares	($000)
	Kiatnakin Finance
	Public Co. Ltd. (Foreign)	1,158,600	978
	TISCO Finance
	Public Co. Ltd. (Foreign)	1,279,613	827
	Kim Eng Securities
	Thailand Public Co. Ltd.
	(Foreign)	1,432,300	643
	Electricity Generating
	Public Co. Ltd. (Local)	210,000	625
	Thai Union Frozen
	Products Public Co. Ltd.
	(Local)	954,200	604
	Krung Thai Bank
	Public Co. Ltd. (Local)	1,240,101	385
	Banpu Public Co. Ltd.
	(Local)	49,260	302
	PTT Exploration and
	Production Public Co. Ltd.
	(Local)	57,941	156
	PTT Public Co., Ltd.
	(Local)	23,480	148
	Advanced Info Service
	Public Co., Ltd. (Local)	66,645	144
	Aromatics (Thailand)
	Public Co. Ltd. (Local)	53,409	84
	Precious Shipping
	Public Co., Ltd. (Local)	82,536	61
*	Italian-Thai Development
	Public Co. Ltd. (Local)	342,394	51
	Charoen Pokphand Foods
	Public Co. Ltd. (Local)	308,143	40
	Siam Commercial Bank
	Public Co. Ltd. (Local)	12,296	23
	Sahaviriya Steel Industries
	Public Co. Ltd. (Local)	622,556	19
	Siam City Cement
	Public Co. Ltd. (Local)	1,816	15
	Airports of Thailand
	Public Co. Ltd. (Local)	8,516	14
*	True Corp. Public Co. Ltd.
	(Local)	67,140	12
	Thai Airways International
	Public Co. Ltd. (Local)	8,048	11
	PTT Chemical PCL (Local)	4,008	9
	Thanachart Capital
	Public Co. Ltd. (Local)	20,072	8
^	True Corp. Public Co. Ltd.
	Warrants Exp. 4/30/10	1,020,789	—
			232,638
Turkey (1.7%)
	Akbank T.A.S.	5,570,226	40,075
	Turkiye Is Bankasi A.S.
	C Shares	6,174,687	29,158

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Turkiye Garanti
	Bankasi A.S.	5,661,993	27,407
	Eregli Demir ve Celik
	Fabrikalari A.S.	1,394,614	15,985
	Haci Omer Sabanci
	Holding A.S.	3,378,715	14,826
	Turkcell Iletisim
	Hizmetleri A.S.	2,662,557	14,625
	Tupras-Turkiye Petrol
	Rafinerileri A.S.	706,805	14,266
	Anadolu Efes Biracilik ve
	Malt Sanayii A.S.	360,289	12,208
	Migros Turk A.S.	817,904	9,583
*	Yapi ve Kredi Bankasi A.S.	3,397,076	7,416
	Turkiye Vakiflar
	Bankasi TAO	2,383,044	6,631
*	KOC Holding A.S.	1,301,463	6,363
	Dogan Sirketler Grubu
	Holding A.S.	3,242,598	6,100
	Aksigorta A.S.	1,212,382	5,611
	Arcelik A.S.	709,200	5,228
*	Turkiye Vakiflar
	Bankasi T.A.O	1,923,916	5,020
	Tofas Turk Otomobil
	Fabrikasi A.S.	1,093,097	4,774
	Is Gayrimenkul Yatirim
	Ortakligi A.S.	1,827,570	3,994
	Hurriyet Azteccilik ve
	Matbaacillik A.S.	1,221,863	3,237
	Cimsa Cemento Sanayi ve
	Ticaret A.S.	441,198	3,085
	Adana Cimento
	Sanayii T.A.S.	512,202	2,937
*	Dogan Yayin Holding A.S.	726,759	2,678
	Akcansa Cimento A.S.	403,949	2,485
*	Dogus Otomotiv Servis ve
	Ticaret A.S.	474,982	2,209
	Trakya Cam Sanayii A.S.	760,738	2,157
	Aygaz A.S.	540,574	1,725
	Ulker Gida Sanayi ve
	Ticaret A.S.	429,530	1,718
*	Turk Sise ve Cam
	Fabrikalari A.S.	383,949	1,456
	Ford Otomotiv Sanayi A.S.	107,647	912
*	Petkim Petrokimya
	Holding A.S.	136,644	759
*	Turk Hava Yollari Anonim
	Ortakligi	69,254	423
	Alarko Holdings A.S.	20,001	48
*	Vestel Elektronik Sanayi
	ve Ticaret A.S.	18,000	45
			255,144
Total Common Stocks
(Cost $9,872,751)			15,327,287

			Market
			Value•
		Shares	($000)
Temporary Cash Investment (0.8%)[1]
3	Vanguard Market
	Liquidity Fund,
	5.259%—Note F	91,175,500	91,176
3	Vanguard Market
	Liquidity Fund, 5.259%	29,526,579	29,527
Total Temporary Cash Investment
(Cost $120,703)			120,703
Total Investments (100.7%)
(Cost $9,993,454)			15,447,990
Other Assets and Liabilities (–0.7%)
Other Assets—Note B			220,249
Liabilities—Note F			(324,824)
			(104,575)
Net Assets (100%)			15,343,415

Emerging Markets Stock Index Fund

At April 30, 2007, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	10,096,997
Undistributed Net Investment Income	80,691
Accumulated Net Realized Losses	(290,748)
Unrealized Appreciation
Investment Securities	5,454,536
Foreign Currencies	264
Swap Contracts	1,675
Net Assets	15,343,415

Investor Shares—Net Assets
Applicable to 352,344,477 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	9,107,527
Net Asset Value Per Share—
Investor Shares	$25.85

Admiral Shares—Net Assets
Applicable to 63,987,639 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,177,760
Net Asset Value Per Share—
Admiral Shares	$34.03

Signal Shares—Net Assets
Applicable to 351,606 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	11,510
Net Asset Value Per Share—
Signal Shares	$32.74

Institutional Shares—Net Assets
Applicable to 37,205,938 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	963,844
Net Asset Value Per Share—
Institutional Shares	$25.91

ETF Shares—Net Assets
Applicable to 37,641,558 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,082,774
Net Asset Value Per Share—
ETF Shares	$81.90

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. See Note F in Notes to Financial Statements.

1 The fund invests a portion of its cash reserves in equity markets through the use of equity swap contracts. Investments in swap contracts increased the fund’s equity investments in China and Taiwan to 11.3% and 11.5%, respectively, of net assets. After giving effect to swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 0.6%, respectively, of net assets. See Note D in Notes to Financial Statements.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the value of this security represented 0.4% of net assets.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4 See Note D in Notes to Financial Statements for the tax-basis components of net assets.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

Emerging Markets Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2007
($000)
Investment Income
Income
Dividends[1]	129,670
Interest[2]	935
Security Lending	910
Total Income	131,515
Expenses
The Vanguard Group—Note B
Investment Advisory Services	243
Management and Administrative—Investor Shares	11,633
Management and Administrative—Admiral Shares	1,644
Management and Administrative—Signal Shares	7
Management and Administrative—Institutional Shares	526
Management and Administrative—ETF Shares	2,183
Marketing and Distribution—Investor Shares	1,045
Marketing and Distribution—Admiral Shares	112
Marketing and Distribution—Signal Shares	—
Marketing and Distribution—Institutional Shares	77
Marketing and Distribution—ETF Shares	263
Custodian Fees	5,353
Shareholders’ Reports—Investor Shares	93
Shareholders’ Reports—Admiral Shares	3
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	36
Trustees’ Fees and Expenses	8
Total Expenses	23,226
Expenses Paid Indirectly—Note C	(98)
Net Expenses	23,128
Net Investment Income	108,387
Realized Net Gain (Loss)
Investment Securities Sold	50,908
Foreign Currencies	216
Swap Contracts	2,608
Realized Net Gain (Loss)	53,732
Change in Unrealized Appreciation (Depreciation)
Investment Securities	2,051,199
Foreign Currencies	189
Swap Contracts	784
Change in Unrealized Appreciation (Depreciation)	2,052,172
Net Increase (Decrease) in Net Assets Resulting from Operations	2,214,291

1 Dividends are net of foreign withholding taxes of $12,754,000.

2 Interest income from an affiliated company of the fund was $935,000.

Emerging Markets Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	108,387	199,880
Realized Net Gain (Loss)	53,732	(148,471)
Change in Unrealized Appreciation (Depreciation)	2,052,172	1,974,410
Net Increase (Decrease) in Net Assets Resulting from Operations	2,214,291	2,025,819
Distributions
Net Investment Income
Investor Shares	(130,073)	(96,914)
Admiral Shares	(30,176)	—
Signal Shares	—	—
Institutional Shares	(11,028)	(9,315)
ETF Shares	(34,662)	(9,827)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(205,939)	(116,056)
Capital Share Transactions—Note G
Investor Shares	640,994	746,446
Admiral Shares	404,151	1,395,891
Signal Shares	10,736	—
Institutional Shares	288,909	(42,144)
ETF Shares	1,157,156	1,042,686
Net Increase (Decrease) from Capital Share Transactions	2,501,946	3,142,879
Total Increase (Decrease)	4,510,298	5,052,642
Net Assets
Beginning of Period	10,833,117	5,780,475
End of Period[1]	15,343,415	10,833,117

1 Net Assets—End of Period includes undistributed net investment income of $80,691,000 and $178,233,000.

Emerging Markets Stock Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$22.05	$16.91	$12.88	$11.04	$7.48	$7.28
Investment Operations
Net Investment Income	.192[1]	.396	.307	.263	.170	.15
Net Realized and Unrealized Gain (Loss)
on Investments[2]	4.004	5.059	3.982	1.749	3.512	.25
Total from Investment Operations	4.196	5.455	4.289	2.012	3.682	.40
Distributions
Dividends from Net Investment Income	(.396)	(.315)	(.259)	(.172)	(.122)	(.20)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.396)	(.315)	(.259)	(.172)	(.122)	(.20)
Net Asset Value, End of Period	$25.85	$22.05	$16.91	$12.88	$11.04	$7.48

Total Return[3]	19.19%	32.55%	33.66%	18.43%	49.88%	5.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,108	$7,202	$4,937	$2,556	$1,589	$841
Ratio of Total Expenses to
Average Net Assets	0.40%*	0.42%	0.45%	0.48%	0.53%	0.57%
Ratio of Net Investment Income to
Average Net Assets	1.61%*	2.20%	2.48%	2.44%	2.26%	1.67%
Portfolio Turnover Rate[4]	8%*	26%	15%	11%	16%	65%

1 Calculated based on average shares outstanding.

2 Includes increases from redemption fees of $.01, $.01, $.00, $.00, $.00, and $.00.

3 Total returns do not reflect the 0.5% transaction fee on purchases; the 2% fee assessed until March 23, 2005, on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; the 0.5% fee on all other redemptions; or the $10 annual account maintenance fee applied on balances under $10,000.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

Emerging Markets Stock Index Fund

Admiral Shares
	Six Months	June 23,
	Ended	2006[1] to
	April 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$29.03	$25.00
Investment Operations
Net Investment Income	.272[2]	.222
Net Realized and Unrealized Gain (Loss) on Investments[3]	5.262	3.808
Total from Investment Operations	5.534	4.030
Distributions
Dividends from Net Investment Income	(.534)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.534)	—
Net Asset Value, End of Period	$34.03	$29.03

Total Return[4]	19.23%	16.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,178	$1,491
Ratio of Total Expenses to Average Net Assets	0.30%*	0.30%*
Ratio of Net Investment Income to Average Net Assets	1.71%*	2.32%*
Portfolio Turnover Rate[5]	8%*	26%

1 Inception.

2 Calculated based on average shares outstanding.

3 Includes increases from redemption fees of $.01 and $.01.

4 Total returns do not reflect the 0.5% transaction fee on purchases and redemptions.

5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

Emerging Markets Stock Index Fund

Signal Shares
Jan.19,
2007[1] to
April 30,
For a Share Outstanding Throughout the Period	2007
Net Asset Value, Beginning of Period	$30.38
Investment Operations
Net Investment Income	.18[2]
Net Realized and Unrealized Gain (Loss) on Investments	2.18
Total from Investment Operations	2.36
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$32.74

Total Return[3]	7.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12
Ratio of Total Expenses to Average Net Assets	0.30%*
Ratio of Net Investment Income to Average Net Assets	1.71%*
Portfolio Turnover Rate[4]	8%*

1 Inception.

2 Calculated based on average shares outstanding.

3 Total returns do not reflect the 0.5% transaction fee on purchases and redemptions.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

Emerging Markets Stock Index Fund

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$22.11	$16.95	$12.90	$11.05	$7.49	$7.29
Investment Operations
Net Investment Income	.219[1]	.443	.344	.287	.183	.165
Net Realized and Unrealized Gain (Loss)
on Investments[2]	4.010	5.059	3.982	1.749	3.512	.246
Total from Investment Operations	4.229	5.502	4.326	2.036	3.695	.411
Distributions
Dividends from Net Investment Income	(.429)	(.342)	(.276)	(.186)	(.135)	(.211)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.429)	(.342)	(.276)	(.186)	(.135)	(.211)
Net Asset Value, End of Period	$25.91	$22.11	$16.95	$12.90	$11.05	$7.49

Total Return[3]	19.30%	32.78%	33.92%	18.64%	50.06%	5.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$964	$559	$468	$245	$137	$76
Ratio of Total Expenses to
Average Net Assets	0.25%*	0.25%	0.25%	0.33%	0.38%	0.41%
Ratio of Net Investment Income to
Average Net Assets	1.76%*	2.37%	2.64%	2.61%	2.41%	1.85%
Portfolio Turnover Rate[4]	8%*	26%	15%	11%	16%	65%

1 Calculated based on average shares outstanding.

2 Includes increases from redemption fees of $.00, $.01, $.00, $.00, $.00, and $.00.

3 Total returns do not reflect the 0.5% transaction fee on purchases; the 2% fee assessed until March 23, 2005, on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the 0.5% fee on all other redemptions.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

Emerging Markets Stock Index Fund

ETF Shares
	Six Months	Year	March 4,
	Ended	Ended	2005[1] to
	April 30,	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005
Net Asset Value, Beginning of Period	$69.91	$53.61	$50.55
Investment Operations
Net Investment Income	.682[2]	1.333	.87
Net Realized and Unrealized Gain (Loss) on Investments[3]	12.647	16.044	2.19
Total from Investment Operations	13.329	17.377	3.06
Distributions
Dividends from Net Investment Income	(1.339)	(1.077)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.339)	(1.077)	—
Net Asset Value, End of Period	$81.90	$69.91	$53.61

Total Return	19.23%	32.74%	6.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,083	$1,582	$375
Ratio of Total Expenses to Average Net Assets	0.30%*	0.30%	0.30%*
Ratio of Net Investment Income to Average Net Assets	1.71%*	2.32%	2.59%*
Portfolio Turnover Rate[4]	8%*	26%	15%

1 Inception.

2 Calculated based on average shares outstanding.

3 Includes increases from redemption fees of $.01, $.03, and $.00.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Notes to Financial Statements

Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard International Equity Index Funds. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Signal Shares were first issued on January 19, 2007. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected stocks in the fund’s target index, when investing through a swap provides a return advantage over buying the individual stocks. Under the terms of each swap, the fund receives the total return (either receiving the increase or paying the decrease) on a reference stock, applied to a notional amount that is the value of a designated number of shares of the stock at the beginning of the swap. The fund agrees to pay the counterparty a floating rate that is reset periodically based on short-term interest rates, less a specified interest rate spread, applied to the notional amount. The primary risks

Emerging Markets Stock Index Fund

associated with the swaps are that a counterparty will default on its obligation to pay net amounts due to the fund, or that the fund will incur fees in the event it terminates a swap prior to the scheduled termination date.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2007, the fund had contributed capital of $1,321,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.32% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2007, custodian fee offset arrangements reduced the fund’s expenses by $98,000.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in

Emerging Markets Stock Index Fund

different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2007, the fund realized net foreign currency gains of $216,000, which increased distributable net income for tax purposes; accordingly such gains have been reclassified from accumulated net realized losses to undistributed net investment income. The fund’s realized gains for the six months ended April 30, 2007, include realized losses on swaps of $206,000, which are treated as decreases to taxable income; accordingly this amount has been reclassified from accumulated net realized losses to undistributed net investment income.

Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. Unrealized appreciation through October 31, 2006, on the fund’s passive foreign investment company holdings at April 30, 2007, was $5,764,000, all of which has been distributed and is reflected in the balance of undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2006, the fund had available realized losses of $341,021,000 to offset future net capital gains of $73,850,000 through October 31, 2007, $64,992,000 through October 31, 2010, $12,244,000 through October 31, 2011, $22,603,000 through October 31, 2012, and $167,332,000 through October 31, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At April 30, 2007, the cost of investment securities for tax purposes was $9,999,218,000. Net unrealized appreciation of investment securities for tax purposes was $5,448,772,000, consisting of unrealized gains of $5,684,184,000 on securities that had risen in value since their purchase and $235,412,000 in unrealized losses on securities that had fallen in value since their purchase.

At April 30, 2007, the fund had the following open total return swap contracts with Merrill Lynch International as counterparty:

					Unrealized
		Notional	Interest Rate	Market	Appreciation
	Termination	Amount	Received	Value	(Depreciation)
Country/Reference Entity	Date	($000)	(Paid)[1]	($000)	($000)
China
Bank of China	08/14/07	19,481	(1.36%)	21,490	2,009
					2,009
Taiwan
Shin Kong Financial
Holdings Co.	06/26/07	7,754	(2.36%)	7,420	(334)
					(334)

E. During the six months ended April 30, 2007, the fund purchased $2,974,958,000 of investment securities and sold $529,373,000 of investment securities, other than temporary cash investments.

1 Based on three-month London InterBank Offered Rate (LIBOR). Each contract provides for the payment of interest based on LIBOR less a fixed interest rate spread. If the spread is greater than LIBOR, the result is net interest received by the fund.

Emerging Markets Stock Index Fund

F. The market value of securities on loan to broker-dealers at April 30, 2007, was $85,428,000, for which the fund received cash collateral of $91,176,000.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2007		October 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,321,019	54,031	3,240,704	156,096
Issued in Lieu of Cash Distributions	123,741	5,215	89,932	4,718
Redeemed[1]	(803,766)	(33,471)	(2,584,190)	(126,252)
Net Increase (Decrease)—Investor Shares	640,994	25,775	746,446	34,562
Admiral Shares
Issued	536,624	16,797	1,441,290	53,000
Issued in Lieu of Cash Distributions	26,534	849	—	—
Redeemed[1]	(159,007)	(5,013)	(45,399)	(1,645)
Net Increase (Decrease)—Admiral Shares	404,151	12,633	1,395,891	51,355
Signal Shares
Issued	12,419	408	—	—
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(1,683)	(56)	—	—
Net Increase (Decrease)—Signal Shares	10,736	352	—	—
Institutional Shares
Issued	349,259	14,478	105,839	5,028
Issued in Lieu of Cash Distributions	9,287	391	7,301	382
Redeemed[1]	(69,637)	(2,932)	(155,284)	(7,780)
Net Increase (Decrease)—Institutional Shares	288,909	11,937	(42,144)	(2,370)
ETF Shares
Issued	1,157,156	15,017	1,139,196	17,234
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(96,510)	(1,600)
Net Increase (Decrease)—ETF Shares	1,157,156	15,017	1,042,686	15,634

H. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning November 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

1 Net of redemption fees of $2,921,000 and $6,249,000 (fund totals).

Total International Stock Index Fund

Fund Profile

As of April 30, 2007

Portfolio Characteristics
Fund
Expense Ratio	0.00%
Acquired Fund Fees and Expenses[1]	0.28%

Sector Diversification (% of portfolio)
		Target	Broad
	Fund[2]	Index[3]	Index[4]
Consumer Discretionary	11%	11%	11%
Consumer Staples	8	7	8
Energy	9	9	9
Financials	28	29	27
Health Care	6	6	7
Industrials	11	10	11
Information Technology	7	7	9
Materials	9	9	8
Telecommunication Services	6	7	5
Utilities	5	5	5

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[3]	Broad Index[4]
R-Squared	0.99	0.99
Beta	0.98	0.99

Allocation to Underlying Vanguard Funds

European Stock Index Fund Investor Shares	58.9%
Pacific Stock Index Fund Investor Shares	25.3%
Emerging Markets Stock Index Fund Investor Shares	15.8%
Total	100%

Market Diversification (% of portfolio)
		Target
	Fund[2]	Index[3]
Europe
United Kingdom	20%	19%
France	8	9
Germany	6	7
Switzerland	6	6
Netherlands	4	3
Spain	3	3
Italy	3	3
Sweden	2	2
Finland	1	1
Belgium	1	1
Norway	1	1
Denmark	1	1
Ireland	1	1
Greece	1	1
Austria	1	1
Subtotal	59%	59%
Pacific
Japan	18%	18%
Australia	5	5
Hong Kong	2	1
Singapore	1	1
Subtotal	26%	25%
Emerging Markets
South Korea	3%	2%
Taiwan	2	2
Brazil	2	2
Russia	2	2
South Africa	1	1
China	1	2
India	1	1
Mexico	1	1
Other Emerging	2	3
Subtotal	15%	16%

1 This figure represents an annualized weighted average of the expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

2 Reflects holdings of underlying funds.

3 Total International Composite Index.

4 MSCI All Country World Index ex USA.

5 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 109.

Total International Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1996–April 30, 2007

Average Annual Total Returns: Periods Ended March 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Total International Stock Index Fund[3]	4/29/1996	20.14%	16.56%	8.27%

1 Six months ended April 30, 2007.

2 Consists of the MSCI Europe Index (59%), the MSCI Pacific Index (25%), and the MSCI Emerging Markets Index (16%) as of April 30, 2007.

3 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the $10 annual account maintenance fee applied on balances under $10,000.

Note: See Financial Highlights table on page 86 for dividend and capital gains information.

Total International Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
International Stock Funds (100.0%)
Vanguard European Stock Index Fund Investor Shares	352,889,922	13,999,142
Vanguard Pacific Stock Index Fund Investor Shares	463,771,426	5,996,565
Vanguard Emerging Markets Stock Index Fund Investor Shares	145,302,618	3,756,073

Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 5.259%	1,285,922	1,286
Total Investment Companies (Cost $15,909,021)		23,753,066
Other Assets and Liabilities (0.0%)
Other Assets		51,598
Liabilities		(48,883)
		2,715
Net Assets (100%)
Applicable to 1,246,033,179 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		23,755,781
Net Asset Value Per Share		$19.07

At April 30, 2007, net assets consisted of:[2]
	Amount	Per
	($000)	Share
Paid-in Capital	15,951,864	$12.80
Undistributed Net Investment Income	8,783.01
Accumulated Net Realized Losses	(48,911)	(.04)
Unrealized Appreciation	7,844,045	6.30
Net Assets	23,755,781	$19.07

•	See Note A in Notes to Financial Statements.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Total International Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2007
($000)
Investment Income
Income
Income Distributions Received	451,851
Net Investment Income—Note B	451,851
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	1,241
Realized Net Gain (Loss)	1,241
Change in Unrealized Appreciation (Depreciation) of Investment Securities	2,502,223
Net Increase (Decrease) in Net Assets Resulting from Operations	2,955,315

Total International Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	451,851	256,922
Realized Net Gain (Loss)	1,241	1,573
Change in Unrealized Appreciation (Depreciation)	2,502,223	3,233,656
Net Increase (Decrease) in Net Assets Resulting from Operations	2,955,315	3,492,151
Distributions
Net Investment Income	(446,153)	(254,606)
Realized Capital Gain	—	—
Total Distributions	(446,153)	(254,606)
Capital Share Transactions—Note E
Issued	4,076,245	5,216,842
Issued in Lieu of Cash Distributions	410,001	232,227
Redeemed[1]	(1,439,696)	(1,817,473)
Net Increase (Decrease) from Capital Share Transactions	3,046,550	3,631,596
Total Increase (Decrease)	5,555,712	6,869,141
Net Assets
Beginning of Period	18,200,069	11,330,928
End of Period[2]	23,755,781	18,200,069

1 The fund collected redemption fees of $346,000 and $719,000, which were reallocated proportionately to the funds in which it invests.

2 Net Assets—End of Period includes undistributed net investment income of $8,783,000 and $3,085,000.

Total International Stock Index Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$16.90	$13.49	$11.48	$9.84	$7.79	$8.99
Investment Operations
Net Investment Income	.388[1]	.294	.255	.19	.157	.165
Capital Gain Distributions Received	—	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	2.184	3.410	2.010	1.64	2.050	(1.200)
Total from Investment Operations	2.572	3.704	2.265	1.83	2.207	(1.035)
Distributions
Dividends from Net Investment Income	(.402)	(.294)	(.255)	(.19)	(.157)	(.165)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.402)	(.294)	(.255)	(.19)	(.157)	(.165)
Net Asset Value, End of Period	$19.07	$16.90	$13.49	$11.48	$9.84	$7.79

Total Return[2]	15.40%	27.84%	19.91%	18.80%	28.94%	–11.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,756	$18,200	$11,331	$7,317	$4,538	$2,884
Ratio of Expenses to
Average Net Assets—Note B	0%[3]	0%	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	2.17%	1.71%	1.76%	1.54%	1.75%	1.70%
Portfolio Turnover Rate	2%*	2%	3%	3%	2%	5%

1 Calculated based on average shares outstanding.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months or the $10 annual account maintenance fee applied on balances under $10,000.

3 The acquired fund fees and expenses were 0.28% (annualized).

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund

Notes to Financial Statements

Vanguard Total International Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard STAR® Funds. The fund seeks to match the performance of its target index by investing in the European, Pacific, and Emerging Markets Stock Index Funds. The fund’s indirect investments in foreign securities involve investment risks not normally associated with investing in securities of U.S. corporations.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the six months ended April 30, 2007, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2006, the fund had available realized losses of $49,989,000 to offset future net capital gains of $6,119,000 through October 31, 2009, and $43,870,000 through October 31, 2010. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At April 30, 2007, the cost of investment securities for tax purposes was $15,909,021,000. Net unrealized appreciation of investment securities for tax purposes was $7,844,045,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Total International Stock Index Fund

D. During the six months ended April 30, 2007, the fund purchased $3,209,176,000 of investment securities and sold $156,793,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2007	October 31, 2006
	Shares	Shares
	(000)	(000)
Issued	226,235	338,604
Issued in Lieu of Cash Distributions	23,151	16,161
Redeemed	(80,172)	(118,102)
Net Increase (Decrease) in Shares Outstanding	169,214	236,663

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning November 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

Developed Markets Index Fund

Fund Profile

As of April 30, 2007

Portfolio Characteristics
Fund
Expense Ratio	0.00%
Acquired Fund Fees and Expenses[1]	0.25%

Sector Diversification (% of portfolio)
		Target	Broad
	Fund[2]	Index[3]	Index[4]
Consumer Discretionary	12%	12%	11%
Consumer Staples	8	8	8
Energy	7	7	9
Financials	30	30	27
Health Care	7	7	7
Industrials	11	11	11
Information Technology	5	6	9
Materials	9	9	8
Telecommunication Services	5	5	5
Utilities	6	5	5

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[3]	Broad Index[4]
R-Squared	0.99	0.96
Beta	0.99	0.90

Allocation to Underlying Vanguard Funds

European Stock Index Fund Investor Shares	70.0%
Pacific Stock Index Fund Investor Shares	30.0%
Total	100%

Market Diversification (% of portfolio)
		Target
	Fund	Index[3]
United Kingdom	23%	23%
Japan	22	21
France	10	10
Germany	7	8
Switzerland	7	7
Australia	5	6
Netherlands	5	4
Spain	4	4
Italy	4	4
Sweden	3	3
Hong Kong	2	2
Finland	1	1
Belgium	1	1
Norway	1	1
Denmark	1	1
Ireland	1	1
Greece	1	1
Austria	1	1
Singapore	1	1

1 This figure represents an annualized weighted average of the expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

2 Reflects holdings of underlying funds.

3 MSCI EAFE Index.

4 MSCI All Country World Index ex USA.

5 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 109.

Developed Markets Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 8, 2000–April 30, 2007

Average Annual Total Returns: Periods Ended March 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Since
	Inception Date	One Year	Five Years	Inception
Developed Markets Index Fund[2]	5/8/2000	20.30%	15.70%	6.11%

1 Six months ended April 30, 2007.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months or the $10 annual account maintenance fee applied on balances under $10,000.

Note: See Financial Highlights table on page 94 for dividend and capital gains information.

Developed Markets Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
International Stock Funds (99.8%)
Vanguard European Stock Index Fund Investor Shares	60,345,210	2,393,895
Vanguard Pacific Stock Index Fund Investor Shares	79,306,660	1,025,435

Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 5.259%	4,935,924	4,936
Total Investment Companies (Cost $2,312,826)		3,424,266
Other Assets and Liabilities (0.1%)
Other Assets		10,871
Liabilities		(8,893)
		1,978
Net Assets (100%)
Applicable to 251,720,165 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		3,426,244
Net Asset Value Per Share		$13.61

At April 30, 2007, net assets consisted of:[2]
	Amount	Per
	($000)	Share
Paid-in Capital	2,313,425	$9.19
Undistributed Net Investment Income	1,355.01
Accumulated Net Realized Gains	24	—
Unrealized Appreciation	1,111,440	4.41
Net Assets	3,426,244	$13.61

•	See Note A in Notes to Financial Statements.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Developed Markets Index Fund

Statement of Operations

Six Months Ended
April 30, 2007
($000)
Investment Income
Income
Income Distributions Received	67,723
Net Investment Income—Note B	67,723
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	413
Realized Net Gain (Loss)	413
Change in Unrealized Appreciation (Depreciation) of Investment Securities	339,701
Net Increase (Decrease) in Net Assets Resulting from Operations	407,837

Developed Markets Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	67,723	37,273
Realized Net Gain (Loss)	413	1,323
Change in Unrealized Appreciation (Depreciation)	339,701	440,326
Net Increase (Decrease) in Net Assets Resulting from Operations	407,837	478,922
Distributions
Net Investment Income	(66,260)	(37,455)
Realized Capital Gain	(1,108)	—
Total Distributions	(67,368)	(37,455)
Capital Share Transactions—Note E
Issued	736,649	949,160
Issued in Lieu of Cash Distributions	60,619	31,783
Redeemed[1]	(283,400)	(473,513)
Net Increase (Decrease) from Capital Share Transactions	513,868	507,430
Total Increase (Decrease)	854,337	948,897
Net Assets
Beginning of Period	2,571,907	1,623,010
End of Period[2]	3,426,244	2,571,907

1 The fund collected redemption fees of $3,000 and $22,000, which were reallocated proportionately to the funds in which it invests.

2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $1,355,000 and ($108,000).

Developed Markets Index Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$12.15	$9.75	$8.43	$7.22	$5.80	$6.83
Investment Operations
Net Investment Income	.290[1]	.219	.19	.143	.116	.12
Capital Gain Distributions Received	—	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	1.474	2.400	1.32	1.210	1.420	(1.03)
Total from Investment Operations	1.764	2.619	1.51	1.353	1.536	(.91)
Distributions
Dividends from Net Investment Income	(.299)	(.219)	(.19)	(.143)	(.116)	(.12)
Distributions from Realized Capital Gains	(.005)	—	—	—	—	—
Total Distributions	(.304)	(.219)	(.19)	(.143)	(.116)	(.12)
Net Asset Value, End of Period	$13.61	$12.15	$9.75	$8.43	$7.22	$5.80

Total Return[2]	14.71%	27.27%	18.07%	18.94%	27.06%	–13.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,426	$2,572	$1,623	$1,038	$597	$308
Ratio of Expenses to
Average Net Assets—Note B	0%[3]	0%	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	2.26%	1.82%	1.77%	1.52%	1.48%	1.30%
Portfolio Turnover Rate	5%*	9%	10%	4%	7%	5%

1 Calculated based on average shares outstanding.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months or the $10 annual account maintenance fee applied on balances under $10,000.

3 The acquired fund fees and expenses were 0.25% (annualized).

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund

Notes to Financial Statements

Vanguard Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard STAR Funds. The fund seeks to match the performance of its target index by investing in the European and Pacific Stock Index Funds. The fund’s indirect investments in foreign securities involve investment risks not normally associated with investing in securities of U.S. corporations.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the six months ended April 30, 2007, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At April 30, 2007, the cost of investment securities for tax purposes was $2,312,826,000. Net unrealized appreciation of investment securities for tax purposes was $1,111,440,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. During the six months ended April 30, 2007, the fund purchased $588,568,000 of investment securities and sold $81,193,000 of investment securities, other than temporary cash investments.

Developed Markets Index Fund

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2007	October 31, 2006
	Shares	Shares
	(000)	(000)
Issued	57,456	85,083
Issued in Lieu of Cash Distributions	4,803	3,089
Redeemed	(22,164)	(42,944)
Net Increase (Decrease) in Shares Outstanding	40,095	45,228

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning November 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

Institutional Developed Markets Index Fund

Fund Profile

As of April 30, 2007

Portfolio Characteristics
Fund
Expense Ratio	0.00%
Acquired Fund Fees and Expenses[1]	0.12%

Sector Diversification (% of portfolio)
		Target	Broad
	Fund[2]	Index[3]	Index[4]
Consumer Discretionary	12%	12%	11%
Consumer Staples	8	8	8
Energy	7	7	9
Financials	30	30	27
Health Care	7	7	7
Industrials	11	11	11
Information Technology	5	6	9
Materials	9	9	8
Telecommunication Services	5	5	5
Utilities	6	5	5

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[3]	Broad Index[4]
R-Squared	0.99	0.96
Beta	0.99	0.90

Allocation to Underlying Vanguard Funds

European Stock Index Fund
Institutional Shares	70.0%
Pacific Stock Index Fund Institutional Shares	30.0%
Total	100%

Market Diversification (% of portfolio)
		Target
	Fund	Index[3]
United Kingdom	23%	23%
Japan	22	21
France	10	10
Germany	7	8
Switzerland	7	7
Australia	5	6
Netherlands	5	4
Spain	4	4
Italy	4	4
Sweden	3	3
Hong Kong	2	2
Finland	1	1
Belgium	1	1
Norway	1	1
Denmark	1	1
Ireland	1	1
Greece	1	1
Austria	1	1
Singapore	1	1

1 This figure represents an annualized weighted average of the expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

2 Reflects holdings of underlying funds.

3 MSCI EAFE Index.

4 MSCI All Country World Index ex USA.

5 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 109.

Institutional Developed Markets Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 1, 2000–April 30, 2007

Average Annual Total Returns: Periods Ended March 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Since
	Inception Date	One Year	Five Years	Inception
Institutional Developed Markets
Index Fund[2]	6/1/2000	20.62%	15.88%	6.19%

1 Six months ended April 30, 2007.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

Note: See Financial Highlights table on page 102 for dividend and capital gains information.

Institutional Developed Markets Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
International Stock Funds (99.9%)
Vanguard European Stock Index Fund Institutional Shares	82,673,106	3,283,776
Vanguard Pacific Stock Index Fund Institutional Shares	108,624,949	1,406,693

Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 5.259%	879,013	879
Total Investment Companies (Cost $3,397,665)		4,691,348
Other Assets and Liabilities (0.1%)
Other Assets		18,567
Liabilities		(16,513)
		2,054
Net Assets (100%)
Applicable to 347,817,028 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		4,693,402
Net Asset Value Per Share		$13.49

At April 30, 2007, net assets consisted of:[2]
	Amount	Per
	($000)	Share
Paid-in Capital	3,406,402	$9.79
Undistributed Net Investment Income	1,907.01
Accumulated Net Realized Losses	(8,590)	(.03)
Unrealized Appreciation	1,293,683	3.72
Net Assets	4,693,402	$13.49

•	See Note A in Notes to Financial Statements.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Institutional Developed Markets Index Fund

Statement of Operations

Six Months Ended
April 30, 2007
($000)
Investment Income
Income
Income Distributions Received	98,254
Net Investment Income—Note B	98,254
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	652
Realized Net Gain (Loss)	652
Change in Unrealized Appreciation (Depreciation) of Investment Securities	464,401
Net Increase (Decrease) in Net Assets Resulting from Operations	563,307

Institutional Developed Markets Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	98,254	42,789
Realized Net Gain (Loss)	652	736
Change in Unrealized Appreciation (Depreciation)	464,401	523,353
Net Increase (Decrease) in Net Assets Resulting from Operations	563,307	566,878
Distributions
Net Investment Income	(97,353)	(41,783)
Realized Capital Gain	—	—
Total Distributions	(97,353)	(41,783)
Capital Share Transactions—Note E
Issued	835,299	1,734,502
Issued in Lieu of Cash Distributions	79,390	29,979
Redeemed[1]	(294,127)	(430,784)
Net Increase (Decrease) from Capital Share Transactions	620,562	1,333,697
Total Increase (Decrease)	1,086,516	1,858,792
Net Assets
Beginning of Period	3,606,886	1,748,094
End of Period[2]	4,693,402	3,606,886

1 The fund collected redemption fees of $14,000 and $119,000, which were reallocated proportionately to the funds in which it invests.

2 Net Assets—End of Period includes undistributed net investment income of $1,907,000 and $1,006,000.

Institutional Developed Markets Index Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$12.05	$9.67	$8.35	$7.16	$5.76	$6.78
Investment Operations
Net Investment Income	.304[1]	.229	.20	.158	.126	.132
Capital Gain Distributions Received	—	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	1.452	2.380	1.32	1.190	1.400	(1.020)
Total from Investment Operations	1.756	2.609	1.52	1.348	1.526	(.888)
Distributions
Dividends from Net Investment Income	(.316)	(.229)	(.20)	(.158)	(.126)	(.132)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.316)	(.229)	(.20)	(.158)	(.126)	(.132)
Net Asset Value, End of Period	$13.49	$12.05	$9.67	$8.35	$7.16	$5.76

Total Return[2]	14.78%	27.41%	18.37%	19.05%	27.13%	–13.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,693	$3,607	$1,748	$911	$567	$261
Ratio of Expenses to
Average Net Assets—Note	0%[3]	0%	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	2.40%	1.72%	1.86%	1.81%	1.80%	1.75%
Portfolio Turnover Rate	8%*	14%	6%	19%	11%	9%

1 Calculated based on average shares outstanding.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

3 The acquired fund fees and expenses were 0.12% (annualized).

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Developed Markets Index Fund

Notes to Financial Statements

Vanguard Institutional Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard STAR Funds. The fund seeks to match the performance of its target index by investing in the European and Pacific Stock Index Funds. The fund’s indirect investments in foreign securities involve investment risks not normally associated with investing in securities of U.S. corporations.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the six months ended April 30, 2007, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2006, the fund had available realized losses of $8,789,000 to offset future net capital gains through October 31, 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2007, the cost of investment securities for tax purposes was $3,397,665,000. Net unrealized appreciation of investment securities for tax purposes was $1,293,683,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. During the six months ended April 30, 2007, the fund purchased $791,253,000 of investment securities and sold $171,515,000 of investment securities, other than temporary cash investments.

Institutional Developed Markets Index Fund

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2007	October 31, 2006
	Shares	Shares
	(000)	(000)
Issued	65,401	155,289
Issued in Lieu of Cash Distributions	6,351	2,939
Redeemed	(23,194)	(39,690)
Net Increase (Decrease) in Shares Outstanding	48,558	118,538

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning November 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. “Funds of funds,” such as the Developed Markets Index Fund, Institutional Developed Markets Index Fund, and Total International Stock Index Fund, have no direct expenses, but each fund bears its proportionate share of the expenses of the underlying funds in which it invests. These indirect expenses make up the fund’s acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs are calculated using each fund’s acquired fund fees and expenses.

The table on pages 106 and 107 illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the fees on redemptions of shares, nor do they include any account service fee. These fees are described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the funds’ expenses, including annual expense ratios, in the Financial Statements sections of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2007[1]
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
International Stock Index Fund	10/31/2006	4/30/2007	Period[2]
Based on Actual Fund Return
European
Investor Shares	$1,000.00	$1,173.37	$1.35
Admiral Shares	1,000.00	1,173.96	0.81
Signal Shares	1,000.00	1,173.93	0.81
Institutional Shares	1,000.00	1,174.22	0.65
ETF Shares	1,000.00	1,173.87	0.81
Pacific
Investor Shares	$1,000.00	$1,089.05	$1.24
Admiral Shares	1,000.00	1,089.73	0.78
Institutional Shares	1,000.00	1,090.29	0.62
ETF Shares	1,000.00	1,089.73	0.78
Emerging Markets
Investor Shares[3]	$1,000.00	$1,191.90	$2.17
Admiral Shares[3]	1,000.00	1,192.27	1.63
nstitutional Shares[3]	1,000.00	1,193.02	1.36
ETF Shares	1,000.00	1,192.34	1.63
Total International	$1,000.00	$1,154.02	$1.50
Developed Markets	$1,000.00	$1,147.15	$1.33
Institutional Developed Markets	$1,000.00	$1,147.80	$0.64

1 This table does not include data for funds or share classes of funds with fewer than six months of history.

2 The calculations are based on expenses incurred in the most recent six-month period. Annualized six-month expense ratios for the European, Pacific, and Emerging Markets funds are as follows: European Stock Index Fund—0.25% for Investor Shares, 0.15% for Admiral Shares, 0.15% for Signal Shares, 0.12% for Institutional Shares, and 0.15% for ETF Shares; Pacific Stock Index Fund—0.24% for Investor Shares, 0.15% for Admiral Shares, 0.12% for Institutional Shares, and 0.15% for ETF Shares; Emerging Markets Stock Index Fund—0.40% for Investor Shares, 0.30% for Admiral Shares, 0.25% for Institutional Shares, and 0.30% for ETF Shares. The other funds’ annualized acquired fund fees and expenses as of April 30, 2007, were (in top-to-bottom order as listed above) 0.28%, 0.25%, and 0.12%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent 6-month period, then divided by the number of days in the most recent 12-month period.

3 Calculations do not reflect the fund’s 0.5% purchase fee, which is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.

Six Months Ended April 30, 2007[1]
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
International Stock Index Fund	10/31/2006	4/30/2007	Period
Based on Hypothetical 5% Yearly Return
European
Investor Shares	$1,000.00	$1,023.55	$1.25
Admiral Shares	1,000.00	1,024.05	0.75
Signal Shares	1,000.00	1,024.05	0.75
Institutional Shares	1,000.00	1,024.20	0.60
ETF Shares	1,000.00	1,024.05	0.75
Pacific
Investor Shares	$1,000.00	$1,023.60	$1.20
Admiral Shares	1,000.00	1,024.05	0.75
Institutional Shares	1,000.00	1,024.20	0.60
ETF Shares	1,000.00	1,024.05	0.75
Emerging Markets
Investor Shares	$1,000.00	$1,022.81	$2.01
Admiral Shares	1,000.00	1,023.31	1.51
Institutional Shares	1,000.00	1,023.55	1.25
ETF Shares	1,000.00	1,023.31	1.51
Total International	$1,000.00	$1,023.41	$1.40
Developed Markets	$1,000.00	$1,023.55	$1.25
Institutional Developed Markets	$1,000.00	$1,024.20	$0.60

1 Amounts in this table are calculated in the manner described in the footnotes on page 106.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard International Stock Index Funds has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the European, Pacific, and Emerging Markets Stock Index Funds. The Total International Stock Index Fund, Developed Markets Index Fund, and Institutional Developed Markets Index Fund do not employ an investment advisor but benefit from the investment advisory services provided to the underlying funds in which they invest. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both short- and long-term periods and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Vanguard adheres to a sound, disciplined investment management process; the portfolio management team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of their target benchmarks and peer groups. The board concluded that the funds have performed in line with expectations and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary pages of this report.

Cost

The board concluded that the advisory expenses and the overall expense ratios for the European, Pacific, and Emerging Markets Stock Index Funds were far below the average advisory fees and expense ratios charged by funds in their respective peer groups. As previously noted, the other funds do not incur advisory expenses directly. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that Vanguard’s low-cost arrangement with the International Stock Index Funds ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group.
Chief Executive Officer
147 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
147 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 2001[2]	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
147 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005;
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
147 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and the
University Center for Human Values (1990–2004), Princeton University; Director of Carnegie
Corporation of New York since 2005 and of Schuylkill River Development Corporation and
Greater Philadelphia Chamber of Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief
Trustee since July 1998	Global Diversity Officer since 2006, Vice President and Chief Information Officer
147 Vanguard Funds Overseen	(1997–2005), and Member of the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean, Director of Faculty
147 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) since 2003; Chair of the Investment Committee of
HighVista Strategies LLC (private investment firm) since 2005; Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates
(1985–2004), Genbel Securities Limited (South African financial services firm)
(1999–2003), Gensec Bank (1999–2003), Sanlam, Ltd. (South African insurance company) (2001–2003), and Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
147 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
147 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
147 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997–2006).

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
147 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Signal, STAR, Connect with
Vanguard, and the ship logo are trademarks of
Direct Investor Account Services > 800-662-2739	The Vanguard Group, Inc.

Institutional Investor Services > 800-523-1036
All other marks are the exclusive property of their
Text Telephone for People	respective owners.
with Hearing Impairment > 800-952-3335

All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

This material may be used in conjunction	You can obtain a free copy of Vanguard’s proxy voting
with the offering of shares of any Vanguard	guidelines by visiting our website, www.vanguard.com,
fund only if preceded or accompanied by	and searching for “proxy voting guidelines,” or by calling
the fund’s current prospectus.	Vanguard at 800-662-2739. They are also available from
the SEC’s website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
The funds or securities referred to herein are not	securities it owned during the 12 months ended June 30.
sponsored, endorsed, or promoted by MSCI, and	To get the report, visit either www.vanguard.com
MSCI bears no liability with respect to any such funds	or www.sec.gov.
or securities. For any such funds or securities, the
prospectus or the Statement of Additional Information
contains a more detailed description of the limited	You can review and copy information about your fund
relationship MSCI has with The Vanguard Group and	at the SEC’s Public Reference Room in Washington, D.C.
any related funds.	To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q722 062007

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)  Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD STAR FUNDS

BY:
(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: June 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

BY:
(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: June 14, 2007

VANGUARD STAR FUNDS

BY:
(signature)
(HEIDI STAM)
THOMAS J. HIGGINS*
TREASURER

Date: June 14, 2007

*By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.